JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
CORPORATE BONDS — 26.8%
Aerospace & Defense — 0.4%
Airbus Finance BV (France) 2.70%, 4/17/2023 (a)	589	601
Airbus SE (France)
3.15%, 4/10/2027 (a)	655	685
3.95%, 4/10/2047 (a)	150	172
Arconic, Inc.
5.13%, 10/1/2024	4,362	4,755
6.75%, 1/15/2028 (b)	3,265	3,787
5.95%, 2/1/2037	7,378	8,054
Boeing Co. (The)
3.60%, 5/1/2034	6,090	6,575
3.25%, 2/1/2035	6,320	6,595
3.95%, 8/1/2059	3,515	3,853
BWX Technologies, Inc. 5.38%, 7/15/2026 (a)	1,274	1,344
Lockheed Martin Corp. 3.80%, 3/1/2045	600	670
Precision Castparts Corp. 3.25%, 6/15/2025	2,017	2,123
Rockwell Collins, Inc. 4.35%, 4/15/2047	4,986	5,916
TransDigm, Inc. 6.25%, 3/15/2026 (a)	3,890	4,177
United Technologies Corp.
3.95%, 8/16/2025	240	261
4.50%, 6/1/2042 (b)	2,471	2,979

		52,547

Air Freight & Logistics — 0.1%
XPO Logistics, Inc.
6.13%, 9/1/2023 (a)	5,426	5,602
6.75%, 8/15/2024 (a)	3,829	4,153

		9,755

Airlines — 0.1%
Continental Airlines Pass-Through Trust Series 2012-2, Class A, 4.00%, 10/29/2024	4,396	4,653
United Airlines Holdings, Inc.
5.00%, 2/1/2024 (b)	6,124	6,492
4.88%, 1/15/2025 (b)	2,241	2,364

		13,509

Auto Components — 0.2%
Allison Transmission, Inc.
5.00%, 10/1/2024 (a)	3,616	3,702
4.75%, 10/1/2027 (a)	610	627
American Axle & Manufacturing, Inc.
6.63%, 10/15/2022 (b)	1,980	2,005
6.25%, 4/1/2025 (b)	1,460	1,483
Delphi Technologies plc 5.00%, 10/1/2025 (a) (b)	1,555	1,357
Goodyear Tire & Rubber Co. (The) 5.13%, 11/15/2023 (b)	2,512	2,531
Icahn Enterprises LP
6.38%, 12/15/2025	7,567	8,002
6.25%, 5/15/2026 (b)	957	1,018

		20,725

Automobiles — 0.0% (c)
Daimler Finance North America LLC (Germany)
3.30%, 5/19/2025 (a)	500	517
8.50%, 1/18/2031	195	293
General Motors Co. 7.70%, 4/15/2016 ‡ (d)	2,500	—	(e)
Hyundai Capital America 3.45%, 3/12/2021 (a) (b)	2,000	2,029

		2,839

Banks — 4.7%
ABN AMRO Bank NV (Netherlands)
2.65%, 1/19/2021 (a)	3,500	3,522
4.75%, 7/28/2025 (a) (b)	15,301	16,585
ANZ New Zealand Int’l Ltd. (New Zealand)
2.88%, 1/25/2022 (a)	1,200	1,220
3.40%, 3/19/2024 (a)	1,200	1,254
3.45%, 7/17/2027 (a)	889	941
ASB Bank Ltd. (New Zealand)
3.75%, 6/14/2023 (a)	1,200	1,256
3.13%, 5/23/2024 (a)	615	633
Banco Mercantil del Norte SA (Mexico) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.04%), 6.87%, 7/6/2022 (a) (f) (g) (h)	1,234	1,274
Banco Nacional de Comercio Exterior SNC (Mexico) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.00%), 3.80%, 8/11/2026 (a) (g)	200	202
Banco Santander SA (Spain)
3.13%, 2/23/2023 (b)	1,600	1,630
4.38%, 4/12/2028	3,400	3,726
Bank of America Corp.
(ICE LIBOR USD 3 Month + 0.63%), 3.50%, 5/17/2022 (g)	2,425	2,475
2.50%, 10/21/2022	1,025	1,034
3.30%, 1/11/2023	86	89
(ICE LIBOR USD 3 Month + 1.16%), 3.12%, 1/20/2023 (g)	57	58
(ICE LIBOR USD 3 Month + 1.02%), 2.88%, 4/24/2023 (g)	1,805	1,834
(ICE LIBOR USD 3 Month + 0.79%), 3.00%, 12/20/2023 (g)	29,213	29,826
(ICE LIBOR USD 3 Month + 0.94%), 3.86%, 7/23/2024 (g)	5,000	5,266
Series X, (ICE LIBOR USD 3 Month + 3.71%), 6.25%, 9/5/2024 (f) (g) (h)	4,010	4,470
4.00%, 1/22/2025	7,677	8,168

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
(ICE LIBOR USD 3 Month + 0.97%), 3.46%, 3/15/2025 (g)	3,000	3,129
Series L, 3.95%, 4/21/2025	1,326	1,410
(ICE LIBOR USD 3 Month + 1.09%), 3.09%, 10/1/2025 (g)	519	535
(ICE LIBOR USD 3 Month + 0.87%), 2.46%, 10/22/2025 (g)	11,100	11,132
(ICE LIBOR USD 3 Month + 0.81%), 3.37%, 1/23/2026 (g)	6,000	6,261
4.45%, 3/3/2026	1,294	1,420
4.25%, 10/22/2026	473	517
(ICE LIBOR USD 3 Month + 1.06%), 3.56%, 4/23/2027 (g)	25,260	26,648
(ICE LIBOR USD 3 Month + 1.51%), 3.71%, 4/24/2028 (g)	6,815	7,268
(ICE LIBOR USD 3 Month + 1.04%), 3.42%, 12/20/2028 (g)	467	490
(ICE LIBOR USD 3 Month + 1.07%), 3.97%, 3/5/2029 (g)	13,000	14,134
(ICE LIBOR USD 3 Month + 1.21%), 3.97%, 2/7/2030 (g)	9,125	9,975
6.98%, 3/7/2037	1,500	1,972
(ICE LIBOR USD 3 Month + 1.32%), 4.08%, 4/23/2040 (g)	1,535	1,737
Series L, 4.75%, 4/21/2045	2,000	2,454
(ICE LIBOR USD 3 Month + 1.52%), 4.33%, 3/15/2050 (g)	1,535	1,847
Bank of America NA (ICE LIBOR USD 3 Month + 0.65%), 3.34%, 1/25/2023 (g)	745	764
Bank of Montreal (Canada)
2.90%, 3/26/2022	560	571
Series E, 3.30%, 2/5/2024	2,500	2,599
(USD Swap Semi 5 Year + 1.43%), 3.80%, 12/15/2032 (g)	372	387
Bank of New Zealand (New Zealand) 3.50%, 2/20/2024 (a)	2,935	3,071
Bank of Nova Scotia (The) (Canada)
3.40%, 2/11/2024 (b)	9,645	10,077
2.70%, 8/3/2026 (b)	1,660	1,685
Banque Federative du Credit Mutuel SA (France)
3.75%, 7/20/2023 (a)	2,770	2,905
2.38%, 11/21/2024 (a)	2,030	2,025
Barclays plc (United Kingdom)
(ICE LIBOR USD 3 Month + 1.36%), 4.34%, 5/16/2024 (b) (g)	800	839
4.38%, 9/11/2024	1,150	1,198
5.20%, 5/12/2026	2,803	3,047
4.84%, 5/9/2028	2,687	2,869
(ICE LIBOR USD 3 Month + 3.05%), 5.09%, 6/20/2030 (b) (g)	2,098	2,288
BB&T Corp.
3.75%, 12/6/2023	1,600	1,690
2.85%, 10/26/2024 (b)	800	820
BNP Paribas SA (France)
3.80%, 1/10/2024 (a) (b)	2,000	2,098
3.38%, 1/9/2025 (a) (b)	980	1,013
BNZ International Funding Ltd. (New Zealand)
2.10%, 9/14/2021 (a)	1,000	999
2.90%, 2/21/2022 (a)	1,000	1,016
Canadian Imperial Bank of Commerce (Canada)
(ICE LIBOR USD 3 Month + 0.79%), 2.61%, 7/22/2023 (g)	2,085	2,104
3.50%, 9/13/2023 (b)	750	789
3.10%, 4/2/2024 (b)	11,496	11,847
Capital One Bank USA NA 3.38%, 2/15/2023	1,400	1,440
CIT Group, Inc.
5.00%, 8/1/2023	2,694	2,899
4.75%, 2/16/2024	4,418	4,722
5.25%, 3/7/2025	1,774	1,951
6.13%, 3/9/2028	1,295	1,522
Citibank NA 3.65%, 1/23/2024 (b)	600	634
Citigroup, Inc.
Series O, (ICE LIBOR USD 3 Month + 4.06%), 5.87%, 3/27/2020 (f) (g) (h)	2,062	2,074
Series Q, (ICE LIBOR USD 3 Month + 4.10%), 5.95%, 8/15/2020 (f) (g) (h)	1,545	1,583
2.90%, 12/8/2021	1,500	1,522
2.75%, 4/25/2022	2,000	2,029
(ICE LIBOR USD 3 Month + 4.07%), 5.95%, 1/30/2023 (b) (f) (g) (h)	581	616
(ICE LIBOR USD 3 Month + 0.90%), 3.35%, 4/24/2025 (g)	13,880	14,384
Series P, (ICE LIBOR USD 3 Month + 3.91%), 5.95%, 5/15/2025 (f) (g) (h)	700	762
6.88%, 6/1/2025	645	779
7.00%, 12/1/2025	1,115	1,374
4.30%, 11/20/2026	2,500	2,722
(ICE LIBOR USD 3 Month + 1.56%), 3.89%, 1/10/2028 (g)	3,000	3,226
6.63%, 1/15/2028	838	1,060
(ICE LIBOR USD 3 Month + 1.39%), 3.67%, 7/24/2028 (g)	803	853
(ICE LIBOR USD 3 Month + 1.15%), 3.52%, 10/27/2028 (b) (g)	5,000	5,268
(ICE LIBOR USD 3 Month + 1.34%), 3.98%, 3/20/2030 (g)	13,615	14,834

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments		Principal Amount (000)	Value (000)
(ICE LIBOR USD 3 Month + 1.17%), 3.88%, 1/24/2039 (g)		3,000	3,287
Citizens Bank NA 3.70%, 3/29/2023		2,090	2,185
Comerica, Inc.
3.70%, 7/31/2023		2,000	2,104
4.00%, 2/1/2029 (b)		1,500	1,647
Commonwealth Bank of Australia (Australia)
2.50%, 9/18/2022 (a) (b)		1,070	1,083
3.45%, 3/16/2023 (a)		1,200	1,248
3.74%, 9/12/2039 (a)		1,650	1,651
Cooperatieve Rabobank UA (Netherlands)
2.75%, 1/10/2023		1,500	1,525
3.88%, 9/26/2023 (a) (b)		6,540	6,907
4.63%, 12/1/2023		1,650	1,781
Credit Agricole SA (France)
2.38%, 7/1/2021 (a)		26,697	26,848
3.75%, 4/24/2023 (a) (b)		1,200	1,253
3.88%, 4/15/2024 (a)		1,000	1,065
4.38%, 3/17/2025 (a) (b)		5,765	6,154
(USD Swap Semi 5 Year + 6.19%), 8.12%, 12/23/2025 (a) (f) (g) (h)		6,591	7,950
Credit Suisse Group Funding Guernsey Ltd. (Switzerland) 2.75%, 3/26/2020		519	520
Danske Bank A/S (Denmark)
2.80%, 3/10/2021 (a)		1,675	1,687
2.70%, 3/2/2022 (a)		619	623
(EUR Swap Annual 7 Year + 5.47%), 5.88%, 4/6/2022 (f) (g) (h) (i)	EUR	3,700	4,331
Development Bank of the Republic of Belarus JSC (Belarus) 6.75%, 5/2/2024 (a)		1,490	1,566
DNB Bank ASA (Norway) 2.15%, 12/2/2022 (a)		1,500	1,498
Fifth Third Bancorp
3.65%, 1/25/2024		755	795
2.38%, 1/28/2025		1,060	1,061
3.95%, 3/14/2028		1,000	1,099
Fifth Third Bank
3.95%, 7/28/2025 (b)		500	543
3.85%, 3/15/2026 (b)		234	250
HSBC Holdings plc (United Kingdom)
3.40%, 3/8/2021		15,869	16,119
5.10%, 4/5/2021		1,300	1,351
2.65%, 1/5/2022		3,840	3,873
4.00%, 3/30/2022		716	746
(ICE LIBOR USD 3 Month + 1.06%), 3.26%, 3/13/2023 (g)		12,385	12,634
(ICE LIBOR USD 3 Month + 0.92%), 3.03%, 11/22/2023 (g)		1,725	1,759
4.25%, 3/14/2024		9,200	9,741
(ICE LIBOR USD 3 Month + 0.99%), 3.95%, 5/18/2024 (g)		1,250	1,308
(USD ICE Swap Rate 5 Year + 4.37%), 6.37%, 3/30/2025 (b) (f) (g) (h)		6,427	6,917
4.25%, 8/18/2025		1,333	1,416
4.30%, 3/8/2026		3,581	3,892
3.90%, 5/25/2026		506	539
(ICE LIBOR USD 3 Month + 1.55%), 4.04%, 3/13/2028 (g)		6,263	6,661
(ICE LIBOR USD 3 Month + 1.61%), 3.97%, 5/22/2030 (g)		16,630	17,781
Huntington Bancshares, Inc. 2.30%, 1/14/2022		1,084	1,089
Industrial & Commercial Bank of China Ltd. (China)
2.45%, 10/20/2021		400	399
2.96%, 11/8/2022		350	354
ING Groep NV (Netherlands)
3.15%, 3/29/2022		1,200	1,227
(USD Swap Semi 5 Year + 5.12%), 6.87%, 4/16/2022 (f) (g) (h) (i)		2,957	3,142
4.10%, 10/2/2023		1,320	1,399
3.55%, 4/9/2024		440	459
KeyBank NA 3.18%, 5/22/2022		1,621	1,653
KeyCorp 4.15%, 10/29/2025		260	284
Lloyds Bank plc (United Kingdom)
6.50%, 9/14/2020 (a)		1,700	1,754
2.25%, 8/14/2022		2,000	2,005
Lloyds Banking Group plc (United Kingdom)
(ICE LIBOR USD 3 Month + 0.81%), 2.91%, 11/7/2023 (g)		2,650	2,678
4.38%, 3/22/2028		633	694
(ICE LIBOR USD 3 Month + 1.21%), 3.57%, 11/7/2028 (g)		5,405	5,585
Mitsubishi UFJ Financial Group, Inc. (Japan)
3.54%, 7/26/2021		1,600	1,637
3.00%, 2/22/2022		413	421
2.67%, 7/25/2022 (b)		2,150	2,175
3.76%, 7/26/2023		5,300	5,565
2.53%, 9/13/2023 (b)		423	426
3.20%, 7/18/2029		2,605	2,701
3.75%, 7/18/2039		1,045	1,142
Mizuho Financial Group, Inc. (Japan) (ICE LIBOR USD 3 Month + 1.00%), 3.92%, 9/11/2024 (g)		2,000	2,102
National Australia Bank Ltd. (Australia)
3.38%, 1/14/2026		3,248	3,434

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
2.50%, 7/12/2026	448	450
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.88%), 3.93%, 8/2/2034 (a) (b) (g)	1,205	1,232
National Bank of Canada (Canada) 2.15%, 10/7/2022 (a)	1,800	1,798
NatWest Markets plc (United Kingdom) 3.63%, 9/29/2022 (a)	2,000	2,067
Nordea Bank Abp (Finland)
4.88%, 5/13/2021 (a)	600	622
4.25%, 9/21/2022 (a)	886	927
3.75%, 8/30/2023 (a) (b)	1,250	1,304
PNC Bank NA 2.70%, 10/22/2029	4,150	4,140
PNC Financial Services Group, Inc. (The) 2.60%, 7/23/2026	2,000	2,024
Royal Bank of Canada (Canada)
3.70%, 10/5/2023	1,480	1,561
2.25%, 11/1/2024 (b)	2,600	2,589
4.65%, 1/27/2026	423	470
Royal Bank of Scotland Group plc (United Kingdom)
(USD Swap Semi 5 Year + 5.80%), 7.50%, 8/10/2020 (b) (f) (g) (h)	2,080	2,132
(USD Swap Semi 5 Year + 7.60%), 8.62%, 8/15/2021 (f) (g) (h)	955	1,031
3.88%, 9/12/2023	14,000	14,560
Skandinaviska Enskilda Banken AB (Sweden) 3.05%, 3/25/2022 (a) (b)	1,300	1,325
Societe Generale SA (France)
(USD Swap Semi 5 Year + 6.24%), 7.38%, 9/13/2021 (a) (f) (g) (h)	3,045	3,219
3.88%, 3/28/2024 (a)	1,585	1,658
4.25%, 4/14/2025 (a)	800	837
(USD ICE Swap Rate 5 Year + 5.87%), 8.00%, 9/29/2025 (a) (b) (f) (g) (h)	2,613	3,041
Standard Chartered plc (United Kingdom)
(ICE LIBOR USD 3 Month + 1.15%), 4.25%, 1/20/2023 (a) (g)	800	827
(ICE LIBOR USD 3 Month + 1.08%), 3.89%, 3/15/2024 (a) (g)	1,200	1,241
Sumitomo Mitsui Financial Group, Inc. (Japan)
2.85%, 1/11/2022	1,200	1,218
2.78%, 7/12/2022	3,550	3,607
2.78%, 10/18/2022	1,644	1,673
3.10%, 1/17/2023	3,099	3,175
3.75%, 7/19/2023	1,250	1,312
3.94%, 10/16/2023	1,200	1,271
4.44%, 4/2/2024 (a)	1,200	1,277
3.04%, 7/16/2029	785	802
SunTrust Bank
(ICE LIBOR USD 3 Month + 0.59%), 3.50%, 8/2/2022 (g)	1,030	1,051
3.20%, 4/1/2024	1,250	1,301
SunTrust Banks, Inc. 4.00%, 5/1/2025	1,857	2,007
Svenska Handelsbanken AB (Sweden) 3.90%, 11/20/2023	2,600	2,774
Toronto-Dominion Bank (The) (Canada)
3.50%, 7/19/2023 (b)	1,200	1,262
3.25%, 3/11/2024 (b)	1,800	1,877
2.65%, 6/12/2024	2,500	2,550
US Bancorp
7.50%, 6/1/2026	2,000	2,541
Series X, 3.15%, 4/27/2027	1,660	1,750
3.00%, 7/30/2029 (b)	1,325	1,369
Wachovia Corp.
6.61%, 10/1/2025	1,650	1,978
7.57%, 8/1/2026 (j)	515	651
Wells Fargo & Co.
3.07%, 1/24/2023	9,813	9,996
3.75%, 1/24/2024	1,350	1,426
3.30%, 9/9/2024	7,565	7,889
3.00%, 4/22/2026	2,000	2,061
4.10%, 6/3/2026	403	435
3.00%, 10/23/2026	15,235	15,678
(ICE LIBOR USD 3 Month + 1.17%), 3.20%, 6/17/2027 (g)	13,915	14,366
4.30%, 7/22/2027	173	190
(ICE LIBOR USD 3 Month + 1.31%), 3.58%, 5/22/2028 (g)	4,475	4,755
(ICE LIBOR USD 3 Month + 1.17%), 2.88%, 10/30/2030 (g)	3,100	3,114
5.38%, 11/2/2043	853	1,102
4.40%, 6/14/2046	3,016	3,481
4.75%, 12/7/2046	9,618	11,749
Westpac Banking Corp. (Australia)
2.75%, 1/11/2023	2,500	2,545
2.85%, 5/13/2026	500	512
(USD ICE Swap Rate 5 Year + 2.24%), 4.32%, 11/23/2031 (g)	1,000	1,051
4.42%, 7/24/2039	520	563

		672,484

Beverages — 0.4%
Anheuser-Busch Cos. LLC (Belgium) 4.90%, 2/1/2046	5,415	6,496

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
Anheuser-Busch InBev Worldwide, Inc. (Belgium)
4.75%, 1/23/2029	8,510	9,899
4.90%, 1/23/2031 (b)	7,460	8,927
4.38%, 4/15/2038	5,000	5,635
Diageo Investment Corp. (United Kingdom) 8.00%, 9/15/2022	365	422
Keurig Dr Pepper, Inc.
3.55%, 5/25/2021	30,000	30,615
2.55%, 9/15/2026 (b)	507	504
3.43%, 6/15/2027	225	235

		62,733

Biotechnology — 0.7%
AbbVie, Inc.
2.30%, 11/21/2022 (a)	33,130	33,185
2.60%, 11/21/2024 (a)	27,605	27,730
3.20%, 5/14/2026	600	618
2.95%, 11/21/2026 (a)	14,420	14,563
3.20%, 11/21/2029 (a)	1,826	1,854
4.05%, 11/21/2039 (a)	8,753	9,122
Gilead Sciences, Inc. 4.15%, 3/1/2047 (b)	4,850	5,417

		92,489

Building Products — 0.1%
CRH America Finance, Inc. (Ireland) 3.40%, 5/9/2027 (a) (b)	200	208
Standard Industries, Inc.
5.38%, 11/15/2024 (a)	2,785	2,865
6.00%, 10/15/2025 (a)	3,475	3,636
4.75%, 1/15/2028 (a)	3,335	3,443
Summit Materials LLC 5.13%, 6/1/2025 (a)	2,140	2,188
Votorantim Cimentos International SA (Brazil) 7.25%, 4/5/2041 (i)	1,337	1,680

		14,020

Capital Markets — 1.9%
Bank of New York Mellon Corp. (The)
(ICE LIBOR USD 3 Month + 0.63%), 2.66%, 5/16/2023 (g)	2,321	2,351
3.95%, 11/18/2025	996	1,086
3.25%, 5/16/2027	1,200	1,267
BlackRock, Inc. 3.25%, 4/30/2029	2,350	2,527
Blackstone Holdings Finance Co. LLC 4.45%, 7/15/2045 (a)	159	179
Brookfield Finance, Inc. (Canada)
3.90%, 1/25/2028	1,265	1,350
4.85%, 3/29/2029	610	697
4.70%, 9/20/2047	645	734
Charles Schwab Corp. (The) 3.23%, 9/1/2022	750	770
Credit Suisse AG (Switzerland) 3.63%, 9/9/2024	11,500	12,166
Credit Suisse Group AG (Switzerland)
(USD Swap Semi 5 Year + 4.60%), 7.50%, 12/11/2023 (a) (f) (g) (h)	12,300	13,745
(USD Swap Semi 5 Year + 3.46%), 6.25%, 12/18/2024 (a) (b) (f) (g) (h)	8,000	8,633
(SOFR + 1.56%), 2.59%, 9/11/2025 (a) (g)	250	250
4.28%, 1/9/2028 (a)	8,000	8,699
(ICE LIBOR USD 3 Month + 1.41%), 3.87%, 1/12/2029 (a) (b) (g)	831	889
Daiwa Securities Group, Inc. (Japan) 3.13%, 4/19/2022 (a)	1,098	1,119
Deutsche Bank AG (Germany) 4.25%, 10/14/2021	1,850	1,891
Goldman Sachs Group, Inc. (The)
Series L, (ICE LIBOR USD 3 Month + 3.88%), 5.78%, 1/3/2020 (f) (g) (h)	524	528
5.38%, 3/15/2020	1,104	1,114
Series M, (ICE LIBOR USD 3 Month + 3.92%), 5.38%, 5/10/2020 (f) (g) (h)	1,170	1,182
3.00%, 4/26/2022	3,293	3,330
(ICE LIBOR USD 3 Month + 0.82%), 2.88%, 10/31/2022 (g)	1,000	1,011
(ICE LIBOR USD 3 Month + 1.05%), 2.91%, 6/5/2023 (g)	12,442	12,623
(ICE LIBOR USD 3 Month + 0.99%), 2.90%, 7/24/2023 (g)	3,592	3,649
3.50%, 1/23/2025	2,566	2,681
3.75%, 5/22/2025	4,789	5,064
(ICE LIBOR USD 3 Month + 1.20%), 3.27%, 9/29/2025 (g)	1,612	1,668
4.25%, 10/21/2025	364	393
3.50%, 11/16/2026	15,000	15,652
3.85%, 1/26/2027	1,664	1,771
(ICE LIBOR USD 3 Month + 1.51%), 3.69%, 6/5/2028 (g)	977	1,036
(ICE LIBOR USD 3 Month + 1.16%), 3.81%, 4/23/2029 (g)	6,830	7,308
(ICE LIBOR USD 3 Month + 1.30%), 4.22%, 5/1/2029 (g)	5,740	6,322
(ICE LIBOR USD 3 Month + 1.37%), 4.02%, 10/31/2038 (g)	5,610	6,080
(ICE LIBOR USD 3 Month + 1.43%), 4.41%, 4/23/2039 (g)	2,300	2,617
Invesco Finance plc 4.00%, 1/30/2024	1,162	1,233
Jefferies Group LLC
6.45%, 6/8/2027	104	122
6.25%, 1/15/2036	950	1,123

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments		Principal Amount (000)	Value (000)
Lehman Brothers Holdings, Inc.
3.60%, 3/13/2009 (d)		235	3
8.00%, 8/1/2015 (d)		295	4
0.00%, 5/17/2049 (d)		1,000	12
LPL Holdings, Inc. 5.75%, 9/15/2025 (a)		2,610	2,758
Macquarie Group Ltd. (Australia)
6.25%, 1/14/2021 (a) (b)		3,709	3,871
(ICE LIBOR USD 3 Month + 1.37%), 3.76%, 11/28/2028 (a) (g)		3,335	3,494
(ICE LIBOR USD 3 Month + 1.75%), 5.03%, 1/15/2030 (a) (g)		800	913
Morgan Stanley
5.50%, 7/24/2020		113	116
5.75%, 1/25/2021		1,050	1,093
2.75%, 5/19/2022 (b)		1,200	1,216
3.13%, 1/23/2023		2,500	2,566
4.10%, 5/22/2023		750	792
(ICE LIBOR USD 3 Month + 0.85%), 3.74%, 4/24/2024 (g)		2,240	2,343
3.70%, 10/23/2024		5,979	6,331
(SOFR + 1.15%), 2.72%, 7/22/2025 (g)		11,205	11,336
4.00%, 7/23/2025		2,677	2,894
5.00%, 11/24/2025		1,617	1,821
3.88%, 1/27/2026		4,268	4,599
3.13%, 7/27/2026		5,285	5,478
3.63%, 1/20/2027		3,282	3,498
(ICE LIBOR USD 3 Month + 1.34%), 3.59%, 7/22/2028 (g)		6,667	7,081
(ICE LIBOR USD 3 Month + 1.14%), 3.77%, 1/24/2029 (g)		11,433	12,285
(ICE LIBOR USD 3 Month + 1.43%), 4.46%, 4/22/2039 (g)		4,425	5,151
4.38%, 1/22/2047 (b)		2,000	2,434
MSCI, Inc.
5.25%, 11/15/2024 (a)		965	992
5.75%, 8/15/2025 (a)		3,640	3,822
Northern Trust Corp. (ICE LIBOR USD 3 Month + 1.13%), 3.38%, 5/8/2032 (g)		1,000	1,029
Nuveen LLC 4.00%, 11/1/2028 (a)		710	791
S&P Global, Inc. 3.25%, 12/1/2049		2,500	2,527
State Street Corp.
3.10%, 5/15/2023		459	474
3.70%, 11/20/2023		935	996
(ICE LIBOR USD 3 Month + 0.77%), 3.78%, 12/3/2024 (g)		650	689
2.65%, 5/19/2026		700	714
TD Ameritrade Holding Corp. 2.75%, 10/1/2029		800	809
UBS AG (Switzerland) 2.45%, 12/1/2020 (a)		16,770	16,823
UBS Group AG (Switzerland)
(EUR Swap Annual 5 Year + 5.29%), 5.75%, 2/19/2022 (f) (g) (h) (i)	EUR	11,400	13,692
(ICE LIBOR USD 3 Month + 0.95%), 2.86%, 8/15/2023 (a) (g)		1,303	1,319
(ICE LIBOR USD 3 Month + 1.47%), 3.13%, 8/13/2030 (a) (b) (g)		10,200	10,360

			271,986

Chemicals — 0.2%
Axalta Coating Systems LLC 4.88%, 8/15/2024 (a)		1,391	1,442
Blue Cube Spinco LLC 10.00%, 10/15/2025		2,695	3,005
Braskem Netherlands Finance BV (Brazil) 4.50%, 1/31/2030 (a) (b)		2,520	2,429
CF Industries, Inc. 4.95%, 6/1/2043 (b)		5,345	5,452
Chemours Co. (The)
6.63%, 5/15/2023 (b)		753	742
7.00%, 5/15/2025 (b)		3,955	3,658
5.38%, 5/15/2027		1,155	970
CVR Partners LP 9.25%, 6/15/2023 (a)		2,267	2,363
Ingevity Corp. 4.50%, 2/1/2026 (a)		2,154	2,170
Mosaic Co. (The)
5.45%, 11/15/2033		364	419
4.88%, 11/15/2041		429	448
Nutrien Ltd. (Canada) 4.13%, 3/15/2035		511	537
OCI NV (Netherlands) 6.63%, 4/15/2023 (a)		1,653	1,723
Scotts Miracle-Gro Co. (The)
5.25%, 12/15/2026		1,893	2,010
4.50%, 10/15/2029 (a)		438	443
Trinseo Materials Operating SCA 5.38%, 9/1/2025 (a) (b)		2,853	2,857
Union Carbide Corp. 7.75%, 10/1/2096		1,305	1,813

			32,481

Commercial Services & Supplies — 0.3%
ACCO Brands Corp. 5.25%, 12/15/2024 (a)		2,227	2,311
ADT Security Corp. (The)
4.13%, 6/15/2023 (b)		2,182	2,236
4.88%, 7/15/2032 (a)		4,570	3,976
Aramark Services, Inc.
5.13%, 1/15/2024 (b)		2,093	2,153
5.00%, 2/1/2028 (a)		3,570	3,749

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
Brink’s Co. (The) 4.63%, 10/15/2027 (a)	5,325	5,471
Covanta Holding Corp. 5.88%, 3/1/2024	2,852	2,938
ILFC E-Capital Trust I (USD Constant Maturity 30 Year + 1.55%), 3.77%, 12/21/2065 (a) (g)	5,334	4,147
Nielsen Finance LLC 5.00%, 4/15/2022 (a)	5,000	5,031
Pitney Bowes, Inc.
5.20%, 4/1/2023 (b) (j)	3,772	3,777
4.63%, 3/15/2024 (b)	96	93
Prime Security Services Borrower LLC
5.25%, 4/15/2024 (a)	4,213	4,339
5.75%, 4/15/2026 (a)	4,080	4,262
Republic Services, Inc.
4.75%, 5/15/2023	190	205
2.90%, 7/1/2026	245	251
Waste Management, Inc. 3.20%, 6/15/2026	1,135	1,193

		46,132

Communications Equipment — 0.1%
CommScope Technologies LLC
6.00%, 6/15/2025 (a)	3,335	3,219
5.00%, 3/15/2027 (a)	3,370	2,957
CommScope, Inc.
5.50%, 3/1/2024 (a) (b)	3,547	3,684
6.00%, 3/1/2026 (a)	3,934	4,121
Nokia OYJ (Finland)
4.38%, 6/12/2027 (b)	1,955	2,012
6.63%, 5/15/2039 (b)	2,046	2,322
Plantronics, Inc. 5.50%, 5/31/2023 (a)	1,979	1,861

		20,176

Construction & Engineering — 0.1%
AECOM 5.13%, 3/15/2027	3,641	3,878
Aeropuerto Internacional de Tocumen SA (Panama) 6.00%, 11/18/2048 (a)	2,820	3,491
Bioceanico Sovereign Certificate Ltd. (Cayman Islands) 0.00%, 6/5/2034 (a)	1,880	1,295
MasTec, Inc. 4.88%, 3/15/2023	4,852	4,912

		13,576

Construction Materials — 0.0% (c)
Cemex SAB de CV (Mexico) 7.75%, 4/16/2026 (a)	3,503	3,783
CRH America, Inc. (Ireland) 5.13%, 5/18/2045 (a)	1,249	1,463

		5,246

Consumer Finance — 0.7%
AerCap Ireland Capital DAC (Ireland) 3.30%, 1/23/2023	390	399
Ally Financial, Inc.
4.63%, 3/30/2025	2,727	2,945
5.75%, 11/20/2025	10,355	11,404
8.00%, 11/1/2031	6,125	8,410
American Express Co.
3.63%, 12/5/2024	276	291
4.20%, 11/6/2025 (b)	3,000	3,296
American Honda Finance Corp. 2.30%, 9/9/2026	320	320
Capital One Financial Corp.
3.90%, 1/29/2024 (b)	1,185	1,251
3.75%, 4/24/2024	333	350
3.20%, 2/5/2025	200	206
4.20%, 10/29/2025	1,356	1,454
3.75%, 7/28/2026	840	881
Caterpillar Financial Services Corp.
2.55%, 11/29/2022 (b)	13,965	14,208
3.65%, 12/7/2023	1,220	1,292
Credit Acceptance Corp. 6.63%, 3/15/2026 (a)	2,467	2,603
Curo Group Holdings Corp. 8.25%, 9/1/2025 (a)	3,633	3,215
General Motors Financial Co., Inc.
3.70%, 5/9/2023	171	176
3.95%, 4/13/2024	1,000	1,039
3.50%, 11/7/2024	580	592
4.00%, 1/15/2025	420	435
4.30%, 7/13/2025	1,000	1,053
Global Aircraft Leasing Co. Ltd. (Cayman Islands) 6.50% (cash), 9/15/2024 (a) (k)	3,440	3,518
ILFC E-Capital Trust II (US Treasury Yield Curve Rate T Note Constant Maturity 30 Year + 1.80%), 4.02%, 12/21/2065 (a) (g)	2,235	1,743
John Deere Capital Corp.
2.70%, 1/6/2023 (b)	17,630	18,035
3.35%, 6/12/2024 (b)	759	801
2.65%, 6/10/2026	1,000	1,025
2.25%, 9/14/2026	750	749
Springleaf Finance Corp.
6.13%, 5/15/2022	2,000	2,150
6.13%, 3/15/2024	5,260	5,760
7.13%, 3/15/2026	14,104	16,255

		105,856

Containers & Packaging — 0.2%
Ardagh Packaging Finance plc (Ireland)
4.25%, 9/15/2022 (a)	1,597	1,617
6.00%, 2/15/2025 (a)	1,000	1,050
4.13%, 8/15/2026 (a)	4,220	4,283

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
Ball Corp.
4.00%, 11/15/2023	800	836
5.25%, 7/1/2025	3,090	3,453
Berry Global, Inc.
4.50%, 2/15/2026 (a)	1,225	1,246
4.88%, 7/15/2026 (a)	3,660	3,829
5.63%, 7/15/2027 (a) (b)	1,059	1,128
Crown Americas LLC
4.75%, 2/1/2026 (b)	1,855	1,946
4.25%, 9/30/2026	1,750	1,811
Greif, Inc. 6.50%, 3/1/2027 (a)	2,562	2,735
LABL Escrow Issuer LLC 6.75%, 7/15/2026 (a)	975	999
Reynolds Group Issuer, Inc. 5.75%, 10/15/2020	2,917	2,920
Sealed Air Corp.
5.25%, 4/1/2023 (a)	625	666
5.13%, 12/1/2024 (a)	2,365	2,551
5.50%, 9/15/2025 (a) (b)	2,300	2,513
Trivium Packaging Finance BV (Netherlands) 5.50%, 8/15/2026 (a) (j)	806	846

		34,429

Distributors — 0.1%
Performance Food Group, Inc. 5.50%, 10/15/2027 (a)	3,369	3,580
Wolverine Escrow LLC 9.00%, 11/15/2026 (a) (b)	3,310	3,343

		6,923

Diversified Consumer Services — 0.1%
Graham Holdings Co. 5.75%, 6/1/2026 (a)	1,218	1,294
President & Fellows of Harvard College 3.30%, 7/15/2056	429	465
Service Corp. International
8.00%, 11/15/2021	2,300	2,524
5.13%, 6/1/2029	3,500	3,736

		8,019

Diversified Financial Services — 0.6%
ACE Cash Express, Inc. 12.00%, 12/15/2022 (a)	2,659	2,460
AIG Global Funding 1.90%, 10/6/2021 (a)	900	899
CK Hutchison International Ltd. (United Kingdom)
2.88%, 4/5/2022 (a)	800	808
3.63%, 4/11/2029 (a)	1,135	1,198
CNG Holdings, Inc. 12.50%, 6/15/2024 (a) (b)	4,490	4,221
EDP Finance BV (Portugal) 3.63%, 7/15/2024 (a) (b)	16,465	17,074
GE Capital International Funding Co. Unlimited Co.
3.37%, 11/15/2025 (b)	5,480	5,662
4.42%, 11/15/2035	6,020	6,477
GTP Acquisition Partners I LLC 3.48%, 6/16/2025 (a)	3,623	3,752
Hutchison Whampoa International 12 II Ltd. (United Kingdom) 3.25%, 11/8/2022 (a)	257	263
MDGH - GMTN BV (United Arab Emirates) 3.70%, 11/7/2049 (a) (b)	2,600	2,676
Mitsubishi UFJ Lease & Finance Co. Ltd. (Japan)
2.65%, 9/19/2022 (a)	200	201
3.96%, 9/19/2023 (a)	1,215	1,273
3.56%, 2/28/2024 (a)	1,900	1,963
MPH Acquisition Holdings LLC 7.13%, 6/1/2024 (a)	980	889
National Rural Utilities Cooperative Finance Corp.
2.95%, 2/7/2024	350	361
3.40%, 2/7/2028 (b)	2,000	2,140
3.90%, 11/1/2028	800	881
3.70%, 3/15/2029 (b)	250	274
ORIX Corp. (Japan)
4.05%, 1/16/2024	300	319
3.25%, 12/4/2024 (b)	2,850	2,966
Shell International Finance BV (Netherlands)
3.25%, 5/11/2025	1,098	1,156
2.88%, 5/10/2026	246	254
3.63%, 8/21/2042	2,600	2,791
Siemens Financieringsmaatschappij NV (Germany)
2.00%, 9/15/2023 (a)	2,150	2,139
2.35%, 10/15/2026 (a)	14,900	14,896

		77,993

Diversified Telecommunication Services — 1.1%
AT&T, Inc.
3.95%, 1/15/2025 (b)	4,202	4,492
4.13%, 2/17/2026	828	894
4.30%, 2/15/2030	399	439
6.88%, 10/15/2031	2,025	2,609
4.50%, 5/15/2035	925	1,025
4.90%, 8/15/2037	562	642
6.00%, 8/15/2040	580	734
5.35%, 9/1/2040	1,030	1,232
5.38%, 10/15/2041	182	212
4.30%, 12/15/2042	611	650
4.80%, 6/15/2044	4,200	4,750
4.35%, 6/15/2045	466	497
CCO Holdings LLC
5.13%, 5/1/2023 (a)	1,000	1,024
5.75%, 9/1/2023	1,527	1,559
5.88%, 4/1/2024 (a)	10,092	10,521
5.38%, 5/1/2025 (a)	3,951	4,089
5.75%, 2/15/2026 (a)	5,330	5,630
5.50%, 5/1/2026 (a)	3,245	3,423

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
5.13%, 5/1/2027 (a)	7,928	8,404
5.38%, 6/1/2029 (a) (b)	761	815
4.75%, 3/1/2030 (a)	3,388	3,481
CenturyLink, Inc.
Series T, 5.80%, 3/15/2022	4,550	4,795
Series W, 6.75%, 12/1/2023	1,000	1,112
5.63%, 4/1/2025 (b)	1,197	1,264
Series G, 6.88%, 1/15/2028 (b)	1,126	1,219
Cincinnati Bell, Inc.
7.00%, 7/15/2024 (a) (b)	773	724
8.00%, 10/15/2025 (a)	1,082	987
Deutsche Telekom International Finance BV (Germany) 3.60%, 1/19/2027 (a)	508	535
Embarq Corp. 8.00%, 6/1/2036	11,826	11,883
Frontier Communications Corp.
6.88%, 1/15/2025	15,835	7,205
8.50%, 4/1/2026 (a) (b)	4,066	4,015
Intelsat Jackson Holdings SA (Luxembourg)
5.50%, 8/1/2023	2,499	1,986
8.50%, 10/15/2024 (a)	4,599	3,783
Level 3 Financing, Inc.
5.63%, 2/1/2023	5,909	5,931
5.38%, 1/15/2024	3,837	3,899
5.38%, 5/1/2025	2,170	2,246
5.25%, 3/15/2026	2,557	2,663
Qwest Corp. 6.88%, 9/15/2033 (b)	832	836
Sprint Capital Corp. 8.75%, 3/15/2032	10,292	12,273
Telecom Italia Capital SA (Italy)
6.38%, 11/15/2033	1,061	1,175
6.00%, 9/30/2034	3,048	3,261
7.72%, 6/4/2038 (b)	190	233
Telecom Italia SpA (Italy) 5.30%, 5/30/2024 (a) (b)	4,990	5,366
Verizon Communications, Inc.
2.63%, 8/15/2026	79	81
4.33%, 9/21/2028 (b)	2,156	2,445
4.02%, 12/3/2029	1,463	1,634
4.40%, 11/1/2034	558	648
4.27%, 1/15/2036	2,200	2,509
5.25%, 3/16/2037	457	577
Virgin Media Finance plc (United Kingdom) 5.75%, 1/15/2025 (a)	550	566
Virgin Media Secured Finance plc (United Kingdom) 5.50%, 5/15/2029 (a) (b)	1,798	1,888
Windstream Services LLC 8.63%, 10/31/2025 (a) (b) (j)	5,524	5,220

		150,081

Electric Utilities — 1.2%
AEP Texas, Inc. Series E, 6.65%, 2/15/2033	750	1,014
AEP Transmission Co. LLC 3.15%, 9/15/2049	485	484
Alabama Power Co.
6.13%, 5/15/2038	891	1,251
5.50%, 3/15/2041	1,250	1,599
Series A, 4.30%, 7/15/2048	350	417
Appalachian Power Co. Series Y, 4.50%, 3/1/2049	315	376
Arizona Public Service Co.
4.70%, 1/15/2044	150	177
4.25%, 3/1/2049	1,415	1,618
Atlantic City Electric Co. 4.00%, 10/15/2028 (b)	1,200	1,342
Baltimore Gas & Electric Co.
4.25%, 9/15/2048	1,400	1,633
3.20%, 9/15/2049	1,475	1,450
CenterPoint Energy Houston Electric LLC 3.95%, 3/1/2048 (b)	1,024	1,172
China Southern Power Grid International Finance BVI Co. Ltd. (China) 3.50%, 5/8/2027 (a)	720	758
Cleveland Electric Illuminating Co. (The) 5.50%, 8/15/2024	200	230
Commonwealth Edison Co. 4.00%, 3/1/2048	300	341
Connecticut Light & Power Co. (The) 4.00%, 4/1/2048	1,686	1,970
DTE Electric Co. 3.95%, 6/15/2042	381	412
Duke Energy Carolinas LLC
3.70%, 12/1/2047	1,000	1,093
3.20%, 8/15/2049	3,310	3,298
Duke Energy Corp. 2.65%, 9/1/2026	361	364
Duke Energy Florida LLC
3.80%, 7/15/2028	600	660
5.90%, 3/1/2033	412	537
Duke Energy Indiana LLC Series YYY, 3.25%, 10/1/2049 (b)	2,235	2,250
Duke Energy Ohio, Inc. 4.30%, 2/1/2049	1,470	1,735
Duke Energy Progress LLC
3.25%, 8/15/2025	200	211
6.30%, 4/1/2038	500	706
4.10%, 5/15/2042	305	350
3.70%, 10/15/2046	200	216
Edison International 5.75%, 6/15/2027 (b)	9,277	10,194

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
Empresa de Transmision Electrica SA (Panama) 5.13%, 5/2/2049 (a)	1,270	1,433
Enel Finance International NV (Italy)
2.88%, 5/25/2022 (a)	690	697
3.50%, 4/6/2028 (a)	5,950	6,082
Entergy Louisiana LLC
3.12%, 9/1/2027	750	785
3.05%, 6/1/2031 (b)	6,500	6,727
4.00%, 3/15/2033	10,435	11,921
4.20%, 4/1/2050 (b)	1,400	1,669
Entergy Mississippi LLC 3.85%, 6/1/2049 (b)	500	555
Eskom Holdings SOC Ltd. (South Africa)
5.75%, 1/26/2021 (i)	2,200	2,194
6.75%, 8/6/2023 (i)	200	201
Evergy Metro, Inc. 4.20%, 6/15/2047	735	856
Exelon Corp. 4.95%, 6/15/2035	123	143
Florida Power & Light Co.
5.40%, 9/1/2035	600	760
3.70%, 12/1/2047	1,000	1,118
3.95%, 3/1/2048	665	773
Hydro-Quebec (Canada)
9.40%, 2/1/2021	1,028	1,116
Series HY, 8.40%, 1/15/2022	842	952
Series HK, 9.38%, 4/15/2030	1,000	1,615
Indiana Michigan Power Co. 4.25%, 8/15/2048	550	643
Interstate Power & Light Co. 4.10%, 9/26/2028	800	876
ITC Holdings Corp. 3.65%, 6/15/2024	576	604
Jersey Central Power & Light Co. 6.15%, 6/1/2037	800	1,036
John Sevier Combined Cycle Generation LLC 4.63%, 1/15/2042	429	512
Massachusetts Electric Co. 5.90%, 11/15/2039 (a) (b)	988	1,337
MidAmerican Energy Co.
3.10%, 5/1/2027	657	693
3.65%, 8/1/2048	2,000	2,206
Minejesa Capital BV (Indonesia) 4.63%, 8/10/2030 (a) (b)	2,565	2,636
Mississippi Power Co. 3.95%, 3/30/2028	560	609
Monongahela Power Co. 4.10%, 4/15/2024 (a)	8,000	8,569
Nevada Power Co.
Series CC, 3.70%, 5/1/2029 (b)	1,700	1,855
5.38%, 9/15/2040	626	776
New England Power Co. (United Kingdom) 3.80%, 12/5/2047 (a)	168	180
NextEra Energy Capital Holdings, Inc. 3.55%, 5/1/2027	537	574
NextEra Energy Operating Partners LP
4.25%, 7/15/2024 (a)	1,480	1,520
4.25%, 9/15/2024 (a)	979	1,006
4.50%, 9/15/2027 (a)	1,091	1,113
Niagara Mohawk Power Corp. 4.28%, 12/15/2028 (a) (b)	650	731
Northern States Power Co.
6.25%, 6/1/2036	765	1,077
6.20%, 7/1/2037	173	245
2.90%, 3/1/2050 (b)	425	413
Ohio Power Co. 4.00%, 6/1/2049 (b)	600	691
Oncor Electric Delivery Co. LLC 7.25%, 1/15/2033	550	810
PacifiCorp
7.24%, 8/16/2023	250	288
5.75%, 4/1/2037 (b)	880	1,168
4.13%, 1/15/2049	1,655	1,916
Pepco Holdings LLC 7.45%, 8/15/2032	1,000	1,331
Perusahaan Listrik Negara PT (Indonesia) 4.88%, 7/17/2049 (a) (b)	672	715
Potomac Electric Power Co. 6.50%, 11/15/2037	360	515
Public Service Co. of Colorado 4.05%, 9/15/2049	2,650	3,123
Public Service Co. of New Hampshire
3.50%, 11/1/2023	202	211
3.60%, 7/1/2049	700	767
Public Service Co. of Oklahoma Series G, 6.63%, 11/15/2037	1,100	1,553
Public Service Electric & Gas Co.
2.25%, 9/15/2026 (b)	989	985
5.80%, 5/1/2037	850	1,135
5.38%, 11/1/2039	416	544
Southern California Edison Co.
1.85%, 2/1/2022	306	303
Series D, 3.40%, 6/1/2023	1,100	1,138
Series B, 3.65%, 3/1/2028 (b)	1,000	1,062
Series 06-E, 5.55%, 1/15/2037	450	542
Series 08-A, 5.95%, 2/1/2038 (b)	285	360
Series C, 3.60%, 2/1/2045	1,270	1,254
Series C, 4.13%, 3/1/2048	5,099	5,459
Southwestern Electric Power Co.
3.55%, 2/15/2022	250	256
Series M, 4.10%, 9/15/2028	400	440
Series J, 3.90%, 4/1/2045	1,242	1,314

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
Southwestern Public Service Co. Series 6, 4.40%, 11/15/2048	3,000	3,587
State Grid Overseas Investment Ltd. (China) 3.75%, 5/2/2023 (a)	2,000	2,089
Terraform Global Operating LLC 6.13%, 3/1/2026 (a)	1,434	1,491
Texas Competitive Electric Holdings Co. LLC 8.50%, 5/1/2020‡ (d)	6,233	2
Tucson Electric Power Co.
3.05%, 3/15/2025	600	621
4.85%, 12/1/2048	600	736
Union Electric Co.
2.95%, 6/15/2027	644	669
8.45%, 3/15/2039	120	203
4.00%, 4/1/2048	2,050	2,334
Virginia Electric & Power Co.
3.45%, 2/15/2024	490	513
Series A, 3.80%, 4/1/2028	670	730
6.35%, 11/30/2037	235	332
8.88%, 11/15/2038	670	1,133
4.60%, 12/1/2048	700	862
3.30%, 12/1/2049	700	709
Vistra Operations Co. LLC
5.50%, 9/1/2026 (a)	10,988	11,565
5.00%, 7/31/2027 (a)	4,400	4,570
Wisconsin Electric Power Co. 4.30%, 10/15/2048 (b)	1,250	1,500
Wisconsin Power & Light Co. 3.05%, 10/15/2027	600	620
Xcel Energy, Inc. 3.30%, 6/1/2025 (b)	985	1,026

		169,838

Electrical Equipment — 0.1%
Eaton Corp. 2.75%, 11/2/2022	900	917
EnerSys 5.00%, 4/30/2023 (a)	5,317	5,490
Sensata Technologies BV
4.88%, 10/15/2023 (a)	1,780	1,887
5.63%, 11/1/2024 (a)	1,533	1,686
5.00%, 10/1/2025 (a)	554	600

		10,580

Electronic Equipment, Instruments & Components — 0.1%
Anixter, Inc. 5.50%, 3/1/2023 (b)	1,240	1,290
Arrow Electronics, Inc.
4.00%, 4/1/2025 (b)	653	675
3.88%, 1/12/2028	221	227
CDW LLC
5.50%, 12/1/2024	500	551
5.00%, 9/1/2025 (b)	3,960	4,128
4.25%, 4/1/2028	3,256	3,402

		10,273

Energy Equipment & Services — 0.3%
Baker Hughes a GE Co. LLC
5.13%, 9/15/2040	903	1,050
4.08%, 12/15/2047	4,230	4,316
Halliburton Co.
8.75%, 2/15/2021	700	752
3.80%, 11/15/2025 (b)	700	737
4.75%, 8/1/2043	270	293
7.60%, 8/15/2096 (a)	275	381
Nabors Industries, Inc. 5.50%, 1/15/2023 (b)	3,181	2,799
Noble Holding International Ltd. 6.20%, 8/1/2040	1,990	667
Oceaneering International, Inc. 6.00%, 2/1/2028	2,275	2,044
Precision Drilling Corp. (Canada)
5.25%, 11/15/2024 (b)	403	340
7.13%, 1/15/2026 (a) (b)	2,385	2,085
Schlumberger Holdings Corp.
3.75%, 5/1/2024 (a)	505	532
4.00%, 12/21/2025 (a)	569	608
3.90%, 5/17/2028 (a)	14,394	15,247
Schlumberger Investment SA 2.40%, 8/1/2022 (a)	640	645
Telford Offshore Ltd. (United Arab Emirates) Series B, 10.00% (Blend (cash 4.00% + PIK 8.00%)), 2/12/2024 (k)	708	256
Transocean Pontus Ltd. 6.13%, 8/1/2025 (a)	1,087	1,099
Transocean Poseidon Ltd. 6.88%, 2/1/2027 (a)	452	461
Transocean Proteus Ltd. 6.25%, 12/1/2024 (a)	2,547	2,572
Transocean, Inc. 6.80%, 3/15/2038	2,446	1,509

		38,393

Entertainment — 0.2%
Live Nation Entertainment, Inc.
5.63%, 3/15/2026 (a)	1,687	1,797
4.75%, 10/15/2027 (a)	580	597
NBCUniversal Media LLC 5.95%, 4/1/2041	810	1,109
Netflix, Inc.
5.75%, 3/1/2024 (b)	3,797	4,202
5.88%, 2/15/2025 (b)	1,332	1,459
4.38%, 11/15/2026 (b)	2,750	2,786
4.88%, 4/15/2028	1,200	1,229
5.38%, 11/15/2029 (a)	6,549	6,894
4.88%, 6/15/2030 (a)	2,576	2,595
Viacom, Inc.
(ICE LIBOR USD 3 Month + 3.90%), 5.87%, 2/28/2057 (g)	5,000	5,218

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
(ICE LIBOR USD 3 Month + 3.90%), 6.25%, 2/28/2057 (g)	2,241	2,443
Walt Disney Co. (The)
8.88%, 4/26/2023	147	178
7.75%, 1/20/2024	800	963

		31,470

Equity Real Estate Investment Trusts (REITs) — 0.6%
American Tower Corp. 4.00%, 6/1/2025	500	534
American Tower Trust #1 3.07%, 3/15/2023 (a)	3,135	3,177
Boston Properties LP 3.80%, 2/1/2024	299	317
Brookfield Property REIT, Inc. 5.75%, 5/15/2026 (a)	6,568	6,847
CyrusOne LP
5.00%, 3/15/2024	3,604	3,719
5.38%, 3/15/2027	1,232	1,355
Duke Realty LP 3.25%, 6/30/2026	180	187
ESH Hospitality, Inc.
5.25%, 5/1/2025 (a)	2,500	2,581
4.63%, 10/1/2027 (a)	1,710	1,719
GLP Capital LP 4.00%, 1/15/2030	4,050	4,087
Goodman US Finance Three LLC (Australia) 3.70%, 3/15/2028 (a)	599	622
HAT Holdings I LLC 5.25%, 7/15/2024 (a)	1,552	1,639
Healthpeak Properties, Inc.
3.88%, 8/15/2024	1,064	1,134
3.00%, 1/15/2030	500	499
Iron Mountain, Inc.
5.75%, 8/15/2024	2,576	2,610
4.88%, 9/15/2027 (a)	2,370	2,435
5.25%, 3/15/2028 (a)	1,935	2,017
MGM Growth Properties Operating Partnership LP 5.63%, 5/1/2024	3,165	3,482
National Retail Properties, Inc. 3.60%, 12/15/2026	948	996
Public Storage 3.39%, 5/1/2029 (b)	1,540	1,647
Realty Income Corp.
3.88%, 7/15/2024	2,018	2,155
3.88%, 4/15/2025	840	906
4.65%, 3/15/2047	601	739
Ryman Hospitality Properties, Inc. 4.75%, 10/15/2027 (a)	966	995
Scentre Group Trust 1 (Australia)
3.50%, 2/12/2025 (a)	1,420	1,473
3.25%, 10/28/2025 (a)	1,000	1,019
Senior Housing Properties Trust 6.75%, 4/15/2020 (b)	1,200	1,204
Simon Property Group LP
2.75%, 6/1/2023 (b)	20,400	20,906
3.25%, 9/13/2049	3,509	3,479
Ventas Realty LP
3.75%, 5/1/2024	588	619
3.50%, 2/1/2025	448	466
4.13%, 1/15/2026	304	327
3.85%, 4/1/2027	618	654
VICI Properties LP
4.25%, 12/1/2026 (a)	2,314	2,360
4.63%, 12/1/2029 (a)	1,591	1,641

		80,547

Food & Staples Retailing — 0.1%
Albertsons Cos., Inc.
6.63%, 6/15/2024	2,880	3,021
5.88%, 2/15/2028 (a)	1,095	1,146
Kroger Co. (The) Series B, 7.70%, 6/1/2029	900	1,212
New Albertsons LP 8.00%, 5/1/2031	1,980	2,005
Walmart, Inc.
3.25%, 7/8/2029	2,315	2,493
3.63%, 12/15/2047	1,500	1,685

		11,562

Food Products — 0.3%
Archer-Daniels-Midland Co. 2.50%, 8/11/2026 (b)	1,650	1,672
Bunge Ltd. Finance Corp. 3.50%, 11/24/2020 (b)	305	309
Cargill, Inc.
3.30%, 3/1/2022 (a)	800	820
3.25%, 3/1/2023 (a)	230	238
4.76%, 11/23/2045 (a)	470	582
Conagra Brands, Inc. 3.80%, 10/22/2021 (b)	2,000	2,059
Darling Ingredients, Inc. 5.25%, 4/15/2027 (a)	2,048	2,163
JBS USA LUX SA
5.75%, 6/15/2025 (a)	4,504	4,690
6.75%, 2/15/2028 (a)	3,263	3,592
6.50%, 4/15/2029 (a)	7,565	8,378
5.50%, 1/15/2030 (a)	2,302	2,455
Kraft Heinz Foods Co.
5.00%, 7/15/2035	601	655
4.88%, 10/1/2049 (a) (b)	605	629
Lamb Weston Holdings, Inc.
4.63%, 11/1/2024 (a)	1,274	1,346
4.88%, 11/1/2026 (a) (b)	3,918	4,143
Mead Johnson Nutrition Co. (United Kingdom) 4.13%, 11/15/2025	497	543
Pilgrim’s Pride Corp.
5.75%, 3/15/2025 (a)	3,671	3,809
5.88%, 9/30/2027 (a)	1,266	1,367

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
Tyson Foods, Inc. 3.95%, 8/15/2024	700	748
Unilever Capital Corp. (United Kingdom) 2.13%, 9/6/2029 (b)	1,900	1,855

		42,053

Gas Utilities — 0.2%
AmeriGas Partners LP
5.63%, 5/20/2024	2,234	2,385
5.50%, 5/20/2025	1,201	1,285
5.88%, 8/20/2026	1,475	1,619
5.75%, 5/20/2027	586	639
Atmos Energy Corp.
5.50%, 6/15/2041 (b)	1,110	1,452
4.15%, 1/15/2043 (b)	582	669
4.30%, 10/1/2048 (b)	1,250	1,495
Boston Gas Co.
3.00%, 8/1/2029 (a)	175	180
4.49%, 2/15/2042 (a)	369	431
Brooklyn Union Gas Co. (The)
3.87%, 3/4/2029 (a)	7,800	8,560
4.27%, 3/15/2048 (a)	1,000	1,123
CenterPoint Energy Resources Corp. 3.55%, 4/1/2023	975	1,010
KeySpan Gas East Corp. 2.74%, 8/15/2026 (a)	793	800
ONE Gas, Inc. 4.50%, 11/1/2048	809	980
Piedmont Natural Gas Co., Inc. 3.50%, 6/1/2029	2,000	2,139
Southern California Gas Co.
Series TT, 2.60%, 6/15/2026	1,100	1,107
Series VV, 4.30%, 1/15/2049	660	774
Southern Natural Gas Co. LLC
8.00%, 3/1/2032	350	505
4.80%, 3/15/2047 (a) (b)	204	230

		27,383

Health Care Equipment & Supplies — 0.1%
Abbott Laboratories 4.90%, 11/30/2046	2,000	2,651
Becton Dickinson and Co. 6.00%, 5/15/2039	400	499
Boston Scientific Corp. 4.70%, 3/1/2049	2,500	3,062
DH Europe Finance II SARL 3.25%, 11/15/2039	1,400	1,419
Hill-Rom Holdings, Inc. 4.38%, 9/15/2027 (a)	1,265	1,297
Hologic, Inc.
4.38%, 10/15/2025 (a)	2,444	2,517
4.63%, 2/1/2028 (a) (b)	1,143	1,206
Medtronic, Inc.
3.50%, 3/15/2025	2,448	2,619
4.38%, 3/15/2035	1,432	1,715
4.63%, 3/15/2045	31	39
Teleflex, Inc.
4.88%, 6/1/2026	1,114	1,164
4.63%, 11/15/2027	1,294	1,369

		19,557

Health Care Providers & Services — 0.9%
Aetna, Inc.
2.80%, 6/15/2023	546	554
4.50%, 5/15/2042 (b)	224	243
Anthem, Inc.
3.13%, 5/15/2022	577	590
3.30%, 1/15/2023 (b)	1,505	1,556
Ascension Health 3.95%, 11/15/2046	687	784
Centene Corp.
6.13%, 2/15/2024	2,373	2,467
5.38%, 6/1/2026 (a)	6,390	6,781
4.25%, 12/15/2027 (a)	3,515	3,616
4.63%, 12/15/2029 (a)	4,393	4,607
Cigna Corp. 4.50%, 2/25/2026 (a)	1,000	1,093
Community Health Systems, Inc.
8.63%, 1/15/2024 (a) (b)	135	139
8.13%, 6/30/2024 (a) (b)	4,874	3,802
8.00%, 3/15/2026 (a) (b)	3,560	3,555
CVS Health Corp.
4.00%, 12/5/2023	1,659	1,754
4.10%, 3/25/2025	1,012	1,087
2.88%, 6/1/2026	7,407	7,498
4.30%, 3/25/2028	362	395
4.78%, 3/25/2038	780	887
5.05%, 3/25/2048	299	354
Envision Healthcare Corp. 8.75%, 10/15/2026 (a)	170	69
HCA, Inc.
5.88%, 5/1/2023	4,234	4,668
5.38%, 2/1/2025	2,000	2,210
5.25%, 6/15/2026	8,013	8,954
5.38%, 9/1/2026 (b)	11,440	12,670
5.63%, 9/1/2028	8,331	9,414
5.88%, 2/1/2029	4,823	5,510
Magellan Health, Inc. 4.90%, 9/22/2024 (j)	941	950
Memorial Sloan-Kettering Cancer Center
4.13%, 7/1/2052	225	268
Series 2015, 4.20%, 7/1/2055 (b)	785	939
Mount Sinai Hospitals Group, Inc. Series 2017, 3.98%, 7/1/2048	666	696
Polaris Intermediate Corp. 8.50% (cash), 12/1/2022 (a) (k)	2,280	1,892
Providence St Joseph Health Obligated Group Series H, 2.75%, 10/1/2026	363	370
Team Health Holdings, Inc. 6.38%, 2/1/2025 (a) (b)	7,841	4,156

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
Tenet Healthcare Corp.
4.63%, 7/15/2024	4,237	4,385
4.63%, 9/1/2024 (a) (b)	1,385	1,430
5.13%, 5/1/2025	1,100	1,130
4.88%, 1/1/2026 (a)	6,930	7,199
5.13%, 11/1/2027 (a)	5,197	5,431
Texas Health Resources 4.33%, 11/15/2055	1,075	1,300
UnitedHealth Group, Inc.
3.50%, 2/15/2024 (b)	1,380	1,457
3.75%, 7/15/2025	5,000	5,388
4.63%, 7/15/2035	98	120
3.95%, 10/15/2042	615	681
3.70%, 8/15/2049 (b)	3,165	3,395
3.88%, 8/15/2059	805	866
WellCare Health Plans, Inc. 5.25%, 4/1/2025	5,035	5,268

		132,578

Health Care Technology — 0.0% (c)
IQVIA, Inc.
5.00%, 10/15/2026 (a)	2,575	2,704
5.00%, 5/15/2027 (a)	1,756	1,844

		4,548

Hotels, Restaurants & Leisure — 0.6%
1011778 BC ULC (Canada)
4.25%, 5/15/2024 (a)	2,374	2,427
3.88%, 1/15/2028 (a)	1,845	1,857
Boyne USA, Inc. 7.25%, 5/1/2025 (a)	2,282	2,476
CCM Merger, Inc. 6.00%, 3/15/2022 (a)	2,553	2,604
Cedar Fair LP
5.38%, 4/15/2027 (b)	820	871
5.25%, 7/15/2029 (a)	387	413
Chukchansi Economic Development Authority 9.75%, 5/30/2020 (a) (d)	548	274
Downstream Development Authority of the Quapaw Tribe of Oklahoma 10.50%, 2/15/2023 (a)	6,190	6,484
Enterprise Development Authority (The) 12.00%, 7/15/2024 (a)	5,651	6,414
Hilton Domestic Operating Co., Inc.
4.25%, 9/1/2024	1,800	1,832
5.13%, 5/1/2026	1,530	1,610
4.88%, 1/15/2030	2,700	2,869
Hilton Grand Vacations Borrower LLC 6.13%, 12/1/2024	2,997	3,252
Hilton Worldwide Finance LLC 4.63%, 4/1/2025	1,136	1,167
International Game Technology plc
6.25%, 2/15/2022 (a)	1,236	1,304
6.50%, 2/15/2025 (a)	6,002	6,707
Marriott Ownership Resorts, Inc.
6.50%, 9/15/2026	3,631	3,949
4.75%, 1/15/2028 (a)	479	491
MGM Resorts International
5.75%, 6/15/2025	6,155	6,871
5.50%, 4/15/2027	1,250	1,373
NCL Corp. Ltd. 4.75%, 12/15/2021 (a)	1,374	1,391
Sabre GLBL, Inc.
5.38%, 4/15/2023 (a)	2,998	3,073
5.25%, 11/15/2023 (a)	1,050	1,076
Scientific Games International, Inc. 5.00%, 10/15/2025 (a)	7,692	8,034
Six Flags Entertainment Corp. 4.88%, 7/31/2024 (a)	2,636	2,728
Starbucks Corp. 3.80%, 8/15/2025	1,010	1,087
VOC Escrow Ltd. 5.00%, 2/15/2028 (a)	1,890	1,983
Wyndham Destinations, Inc.
5.40%, 4/1/2024 (j)	4,705	4,976
6.35%, 10/1/2025 (j)	399	442
5.75%, 4/1/2027 (j)	923	999
Wynn Las Vegas LLC 5.50%, 3/1/2025 (a) (b)	3,064	3,267
Wynn Resorts Finance LLC 5.13%, 10/1/2029 (a)	1,271	1,346
Yum! Brands, Inc. 4.75%, 1/15/2030 (a)	804	832

		86,479

Household Durables — 0.2%
Lennar Corp.
5.88%, 11/15/2024	1,793	1,999
4.75%, 5/30/2025	2,155	2,315
5.25%, 6/1/2026	3,550	3,878
M/I Homes, Inc. 6.75%, 1/15/2021	1,030	1,034
Newell Brands, Inc.
4.20%, 4/1/2026 (j)	3,325	3,431
5.38%, 4/1/2036 (j)	3,265	3,404
PulteGroup, Inc.
5.50%, 3/1/2026	1,470	1,630
5.00%, 1/15/2027	435	474
Tempur Sealy International, Inc.
5.63%, 10/15/2023	1,021	1,052
5.50%, 6/15/2026	851	893
Toll Brothers Finance Corp.
4.88%, 11/15/2025	860	934
4.88%, 3/15/2027 (b)	830	899

		21,943

Household Products — 0.2%
Kimberly-Clark Corp. 3.20%, 4/25/2029 (b)	1,000	1,072
Reckitt Benckiser Treasury Services plc (United Kingdom)
2.75%, 6/26/2024 (a) (b)	19,530	19,914

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments		Principal Amount (000)	Value (000)
3.00%, 6/26/2027 (a)		350	360
Spectrum Brands, Inc.
6.13%, 12/15/2024		1,409	1,455
5.75%, 7/15/2025		2,874	3,009
5.00%, 10/1/2029 (a)		350	357

			26,167

Independent Power and Renewable Electricity Producers — 0.3%
AES Corp.
4.50%, 3/15/2023		1,220	1,251
5.50%, 4/15/2025		3,340	3,461
6.00%, 5/15/2026		964	1,029
Calpine Corp. 5.25%, 6/1/2026 (a) (b)		5,500	5,748
Cemig Geracao e Transmissao SA (Brazil) 9.25%, 12/5/2024 (a) (b)		2,300	2,665
Clearway Energy Operating LLC
5.38%, 8/15/2024		555	569
5.00%, 9/15/2026 (b)		4,842	5,011
Cometa Energia SA de CV (Mexico) 6.38%, 4/24/2035 (a)		2,558	2,747
Exelon Generation Co. LLC 6.25%, 10/1/2039		200	248
NRG Energy, Inc.
7.25%, 5/15/2026		4,171	4,567
6.63%, 1/15/2027		4,812	5,209
5.75%, 1/15/2028		247	267
5.25%, 6/15/2029 (a)		1,949	2,089

			34,861

Industrial Conglomerates — 0.0% (c)
3M Co. 3.25%, 8/26/2049 (b)		5,250	5,199
General Electric Co. Series 15BR, 2.22%, 11/20/2020	JPY	100,000	919

			6,118

Insurance — 0.8%
Aflac, Inc. 4.75%, 1/15/2049		1,900	2,345
AIA Group Ltd. (Hong Kong)
3.20%, 3/11/2025 (a)		996	1,022
3.90%, 4/6/2028 (a)		2,495	2,690
3.60%, 4/9/2029 (a)		495	525
American Financial Group, Inc. 3.50%, 8/15/2026		1,600	1,659
American International Group, Inc.
3.88%, 1/15/2035		2,041	2,174
4.70%, 7/10/2035		1,200	1,393
Aon Corp. 6.25%, 9/30/2040		240	328
Athene Global Funding
2.75%, 6/25/2024 (a)		630	636
2.95%, 11/12/2026 (a)		4,500	4,492
Berkshire Hathaway Finance Corp. 4.25%, 1/15/2049		4,410	5,235
Cincinnati Financial Corp. 6.13%, 11/1/2034		1,100	1,485
CNA Financial Corp. 3.95%, 5/15/2024		373	400
CNO Financial Group, Inc. 5.25%, 5/30/2025		3,750	4,154
Fidelity & Guaranty Life Holdings, Inc. 5.50%, 5/1/2025 (a)		2,829	2,999
Great-West Lifeco Finance 2018 LP (Canada) 4.58%, 5/17/2048 (a) (b)		406	480
Guardian Life Global Funding
2.50%, 5/8/2022 (a)		900	909
3.40%, 4/25/2023 (a)		16,285	16,954
Guardian Life Insurance Co. of America (The) 4.85%, 1/24/2077 (a)		271	342
Harborwalk Funding Trust (ICE LIBOR USD 3 Month + 3.19%), 5.08%, 2/15/2069 (a) (g)		1,200	1,460
Jackson National Life Global Funding
3.30%, 2/1/2022 (a) (b)		700	719
2.50%, 6/27/2022 (a) (b)		4,000	4,046
3.25%, 1/30/2024 (a)		575	597
3.88%, 6/11/2025 (a)		12,637	13,631
John Hancock Life Insurance Co. 7.38%, 2/15/2024 (a)		2,550	2,993
Liberty Mutual Group, Inc. 3.95%, 10/15/2050 (a)		475	484
Lincoln National Corp. 3.35%, 3/9/2025		1,100	1,143
Manulife Financial Corp. (Canada) 4.15%, 3/4/2026		1,207	1,336
Marsh & McLennan Cos., Inc. 2.75%, 1/30/2022		433	440
Massachusetts Mutual Life Insurance Co. 3.73%, 10/15/2070 (a)		204	204
MassMutual Global Funding II
2.75%, 6/22/2024 (a) (b)		2,000	2,039
2.95%, 1/11/2025 (a)		1,200	1,233
MetLife, Inc.
6.50%, 12/15/2032		700	985
4.13%, 8/13/2042		869	982
Metropolitan Life Global Funding I
1.95%, 9/15/2021 (a) (b)		4,398	4,398
3.88%, 4/11/2022 (a)		649	676
3.00%, 1/10/2023 (a)		1,820	1,868
3.05%, 6/17/2029 (a) (b)		1,500	1,567
Metropolitan Life Insurance Co. 7.80%, 11/1/2025 (a)		1,650	2,096
New York Life Global Funding 3.00%, 1/10/2028 (a)		2,831	2,953

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
New York Life Insurance Co. 6.75%, 11/15/2039 (a)	303	451
OneBeacon US Holdings, Inc. 4.60%, 11/9/2022	800	842
Pacific Life Insurance Co. (ICE LIBOR USD 3 Month + 2.80%), 4.30%, 10/24/2067 (a) (g)	2,730	2,925
Principal Financial Group, Inc. 3.70%, 5/15/2029	605	658
Principal Life Global Funding II 3.00%, 4/18/2026 (a)	586	605
Progressive Corp. (The) Series B, (ICE LIBOR USD 3 Month + 2.54%), 5.38%, 3/15/2023 (f) (g) (h)	600	624
Protective Life Corp. 4.30%, 9/30/2028 (a)	700	764
Prudential Financial, Inc. 3.91%, 12/7/2047	2,259	2,448
Prudential Insurance Co. of America (The) 8.30%, 7/1/2025 (a)	150	192
Reliance Standard Life Global Funding II 3.85%, 9/19/2023 (a)	1,420	1,488
Swiss Re Finance Luxembourg SA (Switzerland) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.58%), 5.00%, 4/2/2049 (a) (b) (g)	1,000	1,105
Teachers Insurance & Annuity Association of America
4.90%, 9/15/2044 (a)	500	623
4.27%, 5/15/2047 (a)	800	928
Travelers Property Casualty Corp. 7.75%, 4/15/2026 (b)	700	913

		110,638

Internet & Direct Marketing Retail — 0.0% (c)
Amazon.com, Inc. 3.15%, 8/22/2027	2,000	2,125
Booking Holdings, Inc. 3.55%, 3/15/2028	357	382
Photo Holdings Merger Sub, Inc. 8.50%, 10/1/2026 (a)	1,935	1,621

		4,128

IT Services — 0.4%
DXC Technology Co. 4.25%, 4/15/2024	517	543
Gartner, Inc. 5.13%, 4/1/2025 (a)	1,753	1,838
IBM Credit LLC 3.00%, 2/6/2023	2,000	2,054
International Business Machines Corp.
3.00%, 5/15/2024	9,020	9,334
3.30%, 5/15/2026	5,800	6,103
3.50%, 5/15/2029 (b)	11,830	12,755
4.15%, 5/15/2039	10,765	12,195
4.00%, 6/20/2042	5,000	5,546
4.25%, 5/15/2049 (b)	6,540	7,511
Visa, Inc. 4.15%, 12/14/2035	760	905
Western Union Co. (The) 3.60%, 3/15/2022 (b)	1,200	1,231

		60,015

Leisure Products — 0.0% (c)
Mattel, Inc.
3.15%, 3/15/2023 (b)	1,427	1,391
6.75%, 12/31/2025 (a)	2,688	2,816

		4,207

Machinery — 0.1%
Amsted Industries, Inc. 5.63%, 7/1/2027 (a) (b)	1,686	1,779
ATS Automation Tooling Systems, Inc. (Canada) 6.50%, 6/15/2023 (a)	2,053	2,120
Caterpillar, Inc. 3.80%, 8/15/2042 (b)	680	768
Colfax Corp.
6.00%, 2/15/2024 (a)	1,908	2,022
6.38%, 2/15/2026 (a)	500	540
Deere & Co. 3.90%, 6/9/2042	800	912
Harsco Corp. 5.75%, 7/31/2027 (a)	1,110	1,168
Illinois Tool Works, Inc. 4.88%, 9/15/2041 (b)	105	135
Ingersoll-Rand Co. 7.20%, 6/1/2025	90	99
Parker-Hannifin Corp.
3.30%, 11/21/2024	438	455
6.25%, 5/15/2038	440	579
Tennant Co. 5.63%, 5/1/2025	3,976	4,145

		14,722

Marine — 0.0% (c)
MV24 Capital BV (Brazil) 6.75%, 6/1/2034 (a)	2,670	2,751

Media — 1.4%
Altice Luxembourg SA (Luxembourg) 10.50%, 5/15/2027 (a)	2,963	3,360
AMC Networks, Inc.
5.00%, 4/1/2024	2,596	2,606
4.75%, 8/1/2025	1,693	1,680
Cinemark USA, Inc. 4.88%, 6/1/2023	1,759	1,785
Clear Channel Worldwide Holdings, Inc.
9.25%, 2/15/2024 (a)	1,402	1,544

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
5.13%, 8/15/2027 (a)	5,997	6,237
Comcast Corp.
3.60%, 3/1/2024	240	254
3.38%, 2/15/2025 (b)	5,150	5,434
3.38%, 8/15/2025 (b)	15,381	16,301
3.95%, 10/15/2025	712	777
3.15%, 3/1/2026	758	796
3.15%, 2/15/2028	3,500	3,676
3.55%, 5/1/2028	1,772	1,914
4.15%, 10/15/2028	9,600	10,823
4.20%, 8/15/2034	4,389	5,071
4.40%, 8/15/2035	3,850	4,515
6.50%, 11/15/2035	435	613
3.90%, 3/1/2038	7,489	8,302
4.60%, 10/15/2038	865	1,037
3.25%, 11/1/2039	8,380	8,504
4.60%, 8/15/2045	2,405	2,912
3.40%, 7/15/2046	5,000	5,119
3.97%, 11/1/2047	1,115	1,239
4.70%, 10/15/2048	5,140	6,379
4.00%, 11/1/2049	135	151
4.95%, 10/15/2058	4,090	5,339
CSC Holdings LLC
5.25%, 6/1/2024 (b)	4,373	4,701
6.63%, 10/15/2025 (a)	4,895	5,208
10.88%, 10/15/2025 (a)	2,221	2,498
5.50%, 5/15/2026 (a) (b)	5,177	5,469
5.50%, 4/15/2027 (a)	3,352	3,566
5.38%, 2/1/2028 (a)	2,295	2,427
6.50%, 2/1/2029 (a)	289	322
Diamond Sports Group LLC
5.38%, 8/15/2026 (a)	4,542	4,610
6.63%, 8/15/2027 (a) (b)	1,450	1,414
DISH DBS Corp.
6.75%, 6/1/2021	754	795
5.88%, 7/15/2022	5,187	5,420
5.00%, 3/15/2023 (b)	3,372	3,397
5.88%, 11/15/2024 (b)	4,305	4,300
iHeartCommunications, Inc.
0.00%, 12/15/2019 ‡ (d)	10,505	—	(e)
6.38%, 5/1/2026	2,900	3,132
8.38%, 5/1/2027 (b)	1,297	1,413
5.25%, 8/15/2027 (a)	1,998	2,053
Lamar Media Corp.
5.00%, 5/1/2023	1,250	1,272
5.38%, 1/15/2024	2,680	2,740
5.75%, 2/1/2026 (b)	917	975
Nexstar Broadcasting, Inc. 5.63%, 7/15/2027 (a)	2,545	2,681
Outfront Media Capital LLC
5.63%, 2/15/2024	500	513
5.88%, 3/15/2025 (b)	1,000	1,031
5.00%, 8/15/2027 (a)	1,017	1,061
4.63%, 3/15/2030 (a) (b)	2,855	2,882
Sirius XM Radio, Inc.
4.63%, 5/15/2023 (a)	3,380	3,431
4.63%, 7/15/2024 (a)	1,056	1,106
5.38%, 4/15/2025 (a)	3,116	3,225
5.38%, 7/15/2026 (a)	1,549	1,636
5.00%, 8/1/2027 (a)	790	832
5.50%, 7/1/2029 (a)	2,376	2,551
TEGNA, Inc.
6.38%, 10/15/2023	3,375	3,481
5.00%, 9/15/2029 (a)	4,145	4,150
Time Warner Cable LLC 7.30%, 7/1/2038	335	429
UPCB Finance IV Ltd. (Netherlands) 5.38%, 1/15/2025 (a)	1,760	1,808
Videotron Ltd. (Canada)
5.00%, 7/15/2022	700	736
5.38%, 6/15/2024 (a)	3,057	3,340
5.13%, 4/15/2027 (a)	838	890
WMG Acquisition Corp.
4.88%, 11/1/2024 (a)	1,240	1,280
5.50%, 4/15/2026 (a) (b)	2,556	2,697

		201,840

Metals & Mining — 0.4%
AK Steel Corp. 7.00%, 3/15/2027 (b)	470	407
Alcoa Nederland Holding BV
6.75%, 9/30/2024 (a)	1,246	1,311
7.00%, 9/30/2026 (a)	1,765	1,920
6.13%, 5/15/2028 (a) (b)	980	1,056
Carpenter Technology Corp. 4.45%, 3/1/2023	1,285	1,329
Commercial Metals Co.
4.88%, 5/15/2023 (b)	2,566	2,656
5.75%, 4/15/2026	295	306
Corp. Nacional del Cobre de Chile (Chile) 4.38%, 2/5/2049(i)	2,400	2,601
FMG Resources August 2006 Pty. Ltd. (Australia)
4.75%, 5/15/2022 (a) (b)	2,004	2,054
5.13%, 3/15/2023 (a) (b)	569	595
5.13%, 5/15/2024 (a) (b)	1,453	1,524
Freeport-McMoRan, Inc.
3.55%, 3/1/2022	3,053	3,068
3.88%, 3/15/2023	12,950	13,214
4.55%, 11/14/2024 (b)	1,470	1,545
5.40%, 11/14/2034	1,395	1,385
Glencore Finance Canada Ltd. (Switzerland) 6.90%, 11/15/2037 (a) (b)	100	122
Glencore Funding LLC (Switzerland) 4.63%, 4/29/2024 (a)	300	320
Indonesia Asahan Aluminium Persero PT (Indonesia)
5.71%, 11/15/2023 (a)	4,130	4,544
6.53%, 11/15/2028 (a)	1,200	1,460

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
6.76%, 11/15/2048 (a)	2,400	3,042
Kaiser Aluminum Corp.
5.88%, 5/15/2024	916	953
4.63%, 3/1/2028 (a)	1,950	2,001
Nexa Resources Peru SAA (Peru) 4.63%, 3/28/2023 (i)	2,450	2,527
Northwest Acquisitions ULC 7.13%, 11/1/2022 (a)	1,350	870
Nucor Corp.
4.00%, 8/1/2023	1,000	1,057
6.40%, 12/1/2037	1,910	2,610
Steel Dynamics, Inc.
4.13%, 9/15/2025	3,721	3,795
5.00%, 12/15/2026	885	940

		59,212

Multiline Retail — 0.0% (c)
Neiman Marcus Group Ltd. LLC
14.00% (Blend (cash 8.00% + PIK 6.00%)), 4/25/2024 (a) (k)	5,898	2,726
8.00%, 10/25/2024 (a)	9,365	2,599

		5,325

Multi-Utilities — 0.2%
Berkshire Hathaway Energy Co.
2.80%, 1/15/2023	4,215	4,294
3.25%, 4/15/2028 (b)	800	842
6.13%, 4/1/2036	1,349	1,866
3.80%, 7/15/2048 (b)	6,195	6,730
CMS Energy Corp. 3.88%, 3/1/2024	1,000	1,051
Consolidated Edison Co. of New York, Inc.
Series 06-E, 5.70%, 12/1/2036 (b)	400	515
Series 09-C, 5.50%, 12/1/2039	300	391
Series 2017, 3.88%, 6/15/2047	1,000	1,098
Series E, 4.65%, 12/1/2048	1,700	2,095
Series A, 4.13%, 5/15/2049	800	918
4.50%, 5/15/2058	808	957
Consumers Energy Co.
4.05%, 5/15/2048 (b)	400	465
4.35%, 4/15/2049 (b)	500	612
4.35%, 8/31/2064	491	582
Dominion Energy, Inc.
Series C, 2.00%, 8/15/2021 (b)	803	802
Series F, 5.25%, 8/1/2033	785	943
7.00%, 6/15/2038 (b)	400	560
Series C, 4.90%, 8/1/2041 (b)	46	54
Empresas Publicas de Medellin ESP (Colombia) 4.25%, 7/18/2029 (a) (b)	1,910	1,956
NiSource, Inc. 6.25%, 12/15/2040	1,721	2,283
Puget Sound Energy, Inc. 5.76%, 7/15/2040	900	1,195
San Diego Gas & Electric Co.
6.00%, 6/1/2026	685	811
6.00%, 6/1/2039	500	652
4.50%, 8/15/2040	249	283

		31,955

Oil, Gas & Consumable Fuels — 2.0%
AI Candelaria Spain SLU (Spain) 7.50%, 12/15/2028 (i)	3,100	3,406
Aker BP ASA (Norway)
6.00%, 7/1/2022 (a) (b)	1,550	1,595
4.75%, 6/15/2024 (a)	3,650	3,800
5.88%, 3/31/2025 (a) (b)	1,822	1,922
ANR Pipeline Co. 9.63%, 11/1/2021	250	282
Antero Midstream Partners LP 5.75%, 3/1/2027 (a)	1,250	987
Antero Resources Corp. 5.13%, 12/1/2022	3,620	2,941
APT Pipelines Ltd. (Australia) 4.25%, 7/15/2027 (a)	610	657
BG Energy Capital plc (United Kingdom) 4.00%, 10/15/2021 (a)	2,000	2,066
BP Capital Markets America, Inc.
3.22%, 4/14/2024	4,235	4,402
3.80%, 9/21/2025 (b)	1,500	1,618
3.41%, 2/11/2026	1,750	1,850
3.02%, 1/16/2027	1,325	1,375
4.23%, 11/6/2028	13,770	15,511
BP Capital Markets plc (United Kingdom)
3.99%, 9/26/2023	11,930	12,727
3.81%, 2/10/2024	612	651
3.54%, 11/4/2024 (b)	1,800	1,917
3.28%, 9/19/2027	727	763
Buckeye Partners LP
5.60%, 10/15/2044	1,300	1,089
(ICE LIBOR USD 3 Month + 4.02%), 6.37%, 1/22/2078 (g)	2,716	2,030
Canadian Natural Resources Ltd. (Canada) 6.45%, 6/30/2033	830	1,056
Cheniere Energy Partners LP
5.25%, 10/1/2025	3,398	3,500
5.63%, 10/1/2026	2,648	2,787
ConocoPhillips 5.90%, 5/15/2038	2,000	2,722
DCP Midstream Operating LP
4.95%, 4/1/2022 (b)	522	540
3.88%, 3/15/2023	5,364	5,445
5.38%, 7/15/2025	1,055	1,124
5.13%, 5/15/2029 (b)	1,725	1,751
6.75%, 9/15/2037 (a)	1,080	1,112
5.60%, 4/1/2044	480	458

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
Diamondback Energy, Inc. 4.75%, 11/1/2024	4,023	4,169
Ecopetrol SA (Colombia)
5.88%, 9/18/2023	3,550	3,917
5.88%, 5/28/2045	1,010	1,150
Enbridge, Inc. (Canada) 4.50%, 6/10/2044	125	135
Encana Corp. (Canada)
7.38%, 11/1/2031	175	214
6.50%, 8/15/2034	1,000	1,170
6.63%, 8/15/2037	148	175
Energy Transfer Operating LP
3.60%, 2/1/2023	1,146	1,171
4.25%, 3/15/2023	2,000	2,079
4.75%, 1/15/2026	7,346	7,857
Eni SpA (Italy) 5.70%, 10/1/2040 (a)	1,210	1,481
Eni USA, Inc. (Italy) 7.30%, 11/15/2027	500	646
EnLink Midstream Partners LP
4.40%, 4/1/2024	2,149	1,977
4.15%, 6/1/2025	1,962	1,731
4.85%, 7/15/2026	1,665	1,472
5.60%, 4/1/2044	1,930	1,351
Enterprise Products Operating LLC
3.35%, 3/15/2023	1,252	1,293
3.75%, 2/15/2025	582	618
3.70%, 2/15/2026	1,026	1,088
Series J, 5.75%, 3/1/2035	800	946
6.45%, 9/1/2040 (b)	375	504
5.95%, 2/1/2041	333	423
4.95%, 10/15/2054	330	383
EP Energy LLC
9.38%, 5/1/2024 (a) (d)	6,505	81
8.00%, 11/29/2024 (a) (d)	7,090	2,765
7.75%, 5/15/2026 (a) (d)	5,624	3,768
Equinor ASA (Norway) 7.15%, 11/15/2025	585	731
Exxon Mobil Corp.
3.00%, 8/16/2039	555	563
3.10%, 8/16/2049	690	696
Gulfport Energy Corp.
6.00%, 10/15/2024	1,637	1,121
6.38%, 1/15/2026	1,018	651
Hilcorp Energy I LP
5.00%, 12/1/2024 (a)	2,038	1,815
6.25%, 11/1/2028 (a)	2,651	2,230
Ithaca Energy North Sea plc (United Kingdom) 9.38%, 7/15/2024 (a)	1,784	1,833
KazMunayGas National Co. JSC (Kazakhstan)
3.88%, 4/19/2022 (i)	5,270	5,417
5.75%, 4/19/2047 (i)	1,061	1,243
6.38%, 10/24/2048 (a)	1,190	1,509
Marathon Oil Corp. 6.80%, 3/15/2032	500	627
MEG Energy Corp. (Canada) 6.50%, 1/15/2025 (a)	1,839	1,912
MPLX LP 5.20%, 3/1/2047	323	340
NGPL PipeCo LLC
4.38%, 8/15/2022 (a)	1,823	1,887
4.88%, 8/15/2027 (a) (b)	1,835	1,945
7.77%, 12/15/2037 (a)	615	785
Noble Energy, Inc. 5.25%, 11/15/2043	6,250	6,775
NuStar Logistics LP
6.75%, 2/1/2021	1,046	1,082
4.75%, 2/1/2022	2,278	2,312
6.00%, 6/1/2026	1,338	1,432
5.63%, 4/28/2027	1,003	1,035
Occidental Petroleum Corp.
2.70%, 2/15/2023	504	507
3.40%, 4/15/2026 (b)	2,300	2,340
7.15%, 5/15/2028	278	343
7.88%, 9/15/2031	800	1,066
7.95%, 6/15/2039	100	139
4.20%, 3/15/2048	500	485
Oil and Gas Holding Co. BSCC (The) (Bahrain) 7.63%, 11/7/2024 (a)	2,500	2,869
ONEOK Partners LP 6.65%, 10/1/2036 (b)	1,465	1,807
ONEOK, Inc. 7.50%, 9/1/2023	3,050	3,561
PBF Holding Co. LLC
7.00%, 11/15/2023 (b)	533	554
7.25%, 6/15/2025	1,431	1,513
Pertamina Persero PT (Indonesia) 6.45%, 5/30/2044 (i)	1,600	2,038
Petrobras Global Finance BV (Brazil) 6.90%, 3/19/2049	1,900	2,175
Petroleos del Peru SA (Peru) 4.75%, 6/19/2032 (i)	2,372	2,554
Petroleos Mexicanos (Mexico)
(ICE LIBOR USD 3 Month + 3.65%), 5.79%, 3/11/2022 (g)	2,607	2,711
3.50%, 1/30/2023	600	603
5.50%, 6/27/2044	1,100	970
6.75%, 9/21/2047	395	390
7.69%, 1/23/2050 (a)	2,535	2,717
7.69%, 1/23/2050 (i)	880	943
Phillips 66
3.90%, 3/15/2028	500	542
4.65%, 11/15/2034 (b)	1,000	1,175
QEP Resources, Inc.
6.88%, 3/1/2021 (b)	978	992
5.38%, 10/1/2022	766	749
5.25%, 5/1/2023	2,196	2,086

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
5.63%, 3/1/2026 (b)	673	611
Range Resources Corp. 4.88%, 5/15/2025 (b)	3,260	2,657
Saudi Arabian Oil Co. (Saudi Arabia) 4.38%, 4/16/2049 (a)	2,110	2,320
Seven Generations Energy Ltd. (Canada) 5.38%, 9/30/2025 (a)	1,618	1,578
SM Energy Co.
6.13%, 11/15/2022 (b)	686	669
6.75%, 9/15/2026 (b)	1,895	1,724
6.63%, 1/15/2027 (b)	1,293	1,177
Southwestern Energy Co. 7.50%, 4/1/2026 (b)	2,251	1,972
Spectra Energy Partners LP 4.50%, 3/15/2045	1,140	1,239
Suncor Energy, Inc. (Canada)
7.88%, 6/15/2026	1,937	2,450
7.15%, 2/1/2032	148	206
6.80%, 5/15/2038	1,215	1,701
Sunoco Logistics Partners Operations LP
5.95%, 12/1/2025 (b)	464	526
5.35%, 5/15/2045	2,000	2,068
Sunoco LP
4.88%, 1/15/2023	2,681	2,741
5.50%, 2/15/2026	1,861	1,924
6.00%, 4/15/2027	2,540	2,692
Tallgrass Energy Partners LP
4.75%, 10/1/2023 (a)	1,435	1,385
5.50%, 9/15/2024 (a)	1,555	1,514
5.50%, 1/15/2028 (a)	1,975	1,827
Targa Resources Partners LP
5.25%, 5/1/2023	2,882	2,907
4.25%, 11/15/2023	3,426	3,456
5.13%, 2/1/2025	3,895	4,002
5.88%, 4/15/2026	1,345	1,415
5.38%, 2/1/2027	535	544
6.50%, 7/15/2027 (a)	1,730	1,845
5.00%, 1/15/2028	585	581
TC PipeLines LP 3.90%, 5/25/2027	422	439
TerraForm Power Operating LLC
4.25%, 1/31/2023 (a) (b)	1,872	1,904
5.00%, 1/31/2028 (a)	1,468	1,526
Texas Eastern Transmission LP 3.50%, 1/15/2028 (a)	375	389
Total Capital International SA (France)
3.70%, 1/15/2024	7,800	8,297
3.46%, 7/12/2049	6,885	7,363
TransCanada PipeLines Ltd. (Canada)
2.50%, 8/1/2022 (b)	285	288
3.75%, 10/16/2023	1,840	1,937
4.25%, 5/15/2028 (b)	1,000	1,101
5.85%, 3/15/2036	1,792	2,206
6.20%, 10/15/2037	1,000	1,284
4.75%, 5/15/2038	1,000	1,141
TransMontaigne Partners LP 6.13%, 2/15/2026	966	927
Trinidad Petroleum Holdings Ltd. (Trinidad and Tobago) 9.75%, 6/15/2026 (a)	1,150	1,280
Ultra Resources, Inc. 11.00% (Blend (cash 9.00% + PIK 2.00%)), 7/12/2024 (k)	16,482	2,510
Whiting Petroleum Corp. 5.75%, 3/15/2021	1,166	1,067
WPX Energy, Inc. 5.75%, 6/1/2026	3,554	3,647

		283,455

Personal Products — 0.0% (c)
Estee Lauder Cos., Inc. (The) 3.13%, 12/1/2049	1,800	1,816

Pharmaceuticals — 0.9%
Advanz Pharma Corp. (Canada) 8.00%, 9/6/2024 (b)	3,641	3,413
Allergan Finance LLC 4.63%, 10/1/2042	3,900	4,254
Allergan, Inc. 2.80%, 3/15/2023	500	504
Bausch Health Americas, Inc.
9.25%, 4/1/2026 (a)	2,489	2,849
8.50%, 1/31/2027 (a)	8,664	9,812
Bausch Health Cos., Inc.
7.00%, 3/15/2024 (a)	9,063	9,482
5.50%, 11/1/2025 (a)	7,822	8,174
5.75%, 8/15/2027 (a)	1,155	1,252
Bristol-Myers Squibb Co.
2.90%, 7/26/2024 (a)	19,387	19,989
3.20%, 6/15/2026 (a) (b)	2,977	3,128
3.40%, 7/26/2029 (a)	14,730	15,819
4.13%, 6/15/2039 (a)	1,998	2,307
5.00%, 8/15/2045 (a)	3,600	4,619
4.25%, 10/26/2049 (a)	6,500	7,715
Eli Lilly & Co.
2.75%, 6/1/2025	4,090	4,215
3.95%, 3/15/2049	4,040	4,760
4.15%, 3/15/2059	665	799
GlaxoSmithKline Capital plc (United Kingdom) 3.00%, 6/1/2024 (b)	14,250	14,763
Novartis Capital Corp. (Switzerland) 4.40%, 5/6/2044	1,600	1,986
Pfizer, Inc.
2.75%, 6/3/2026 (b)	1,500	1,551
3.45%, 3/15/2029	495	536
4.10%, 9/15/2038	2,000	2,331
3.90%, 3/15/2039	960	1,093
4.30%, 6/15/2043	4,000	4,778

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
Pharmacia LLC 6.60%, 12/1/2028 (j)	745	991
Shire Acquisitions Investments Ireland DAC 3.20%, 9/23/2026	500	517

		131,637

Professional Services — 0.0% (c)
AMN Healthcare, Inc. 5.13%, 10/1/2024 (a)	2,004	2,069

Real Estate Management & Development — 0.0% (c)
Celulosa Arauco y Constitucion SA (Chile) 4.25%, 4/30/2029 (a)	2,400	2,414
Mitsui Fudosan Co. Ltd. (Japan) 2.95%, 1/23/2023 (a)	2,480	2,513
Ontario Teachers’ Cadillac Fairview Properties Trust (Canada)
3.13%, 3/20/2022 (a)	579	592
3.88%, 3/20/2027 (a)	603	650

		6,169

Road & Rail — 0.3%
Avis Budget Car Rental LLC
5.25%, 3/15/2025 (a) (b)	3,424	3,514
5.75%, 7/15/2027 (a)	1,354	1,397
Burlington Northern Santa Fe LLC
7.08%, 5/13/2029	100	135
6.15%, 5/1/2037	750	1,056
4.38%, 9/1/2042	510	596
4.70%, 9/1/2045	6,630	8,144
3.55%, 2/15/2050 (b)	2,707	2,887
Canadian Pacific Railway Co. (Canada)
9.45%, 8/1/2021	280	312
4.50%, 1/15/2022	1,680	1,758
6.13%, 9/15/2115	1,456	2,154
CSX Corp. 3.25%, 6/1/2027	583	615
DAE Funding LLC (United Arab Emirates)
5.75%, 11/15/2023 (a)	2,135	2,242
5.00%, 8/1/2024 (a)	2,253	2,359
Empresa de Transporte de Pasajeros Metro SA (Chile) 5.00%, 1/25/2047 (i)	2,400	2,720
ERAC USA Finance LLC
3.30%, 10/15/2022 (a)	200	205
2.70%, 11/1/2023 (a)	470	477
6.70%, 6/1/2034 (a)	800	1,083
7.00%, 10/15/2037 (a)	291	411
Hertz Corp. (The) 6.00%, 1/15/2028 (a)	1,770	1,759
JB Hunt Transport Services, Inc. 3.85%, 3/15/2024	460	485
Norfolk Southern Corp.
2.90%, 2/15/2023	462	472
4.05%, 8/15/2052	500	558
Penske Truck Leasing Co. LP 4.13%, 8/1/2023 (a)	1,767	1,867
Ryder System, Inc. 3.50%, 6/1/2021	555	565
SMBC Aviation Capital Finance DAC (Ireland)
3.00%, 7/15/2022 (a) (b)	650	661
4.13%, 7/15/2023 (a)	1,100	1,158

		39,590

Semiconductors & Semiconductor Equipment — 0.1%
Amkor Technology, Inc. 6.63%, 9/15/2027 (a) (b)	4,244	4,637
Analog Devices, Inc. 4.50%, 12/5/2036	563	599
Broadcom Corp. 3.63%, 1/15/2024	2,108	2,169
Qorvo, Inc. 5.50%, 7/15/2026	4,972	5,289
Sensata Technologies UK Financing Co. plc 6.25%, 2/15/2026 (a)	2,328	2,501
Texas Instruments, Inc.
2.90%, 11/3/2027	1,000	1,050
2.25%, 9/4/2029	1,800	1,770
3.88%, 3/15/2039	1,620	1,847
4.15%, 5/15/2048	300	363

		20,225

Software — 0.5%
CDK Global, Inc. 5.25%, 5/15/2029 (a)	1,939	2,056
Fair Isaac Corp. 5.25%, 5/15/2026 (a)	2,330	2,540
Microsoft Corp.
3.50%, 2/12/2035	4,989	5,529
4.20%, 11/3/2035	435	518
3.45%, 8/8/2036	2,000	2,204
4.10%, 2/6/2037	870	1,028
NortonLifeLock, Inc. 5.00%, 4/15/2025 (a)	1,480	1,494
Nuance Communications, Inc. 5.63%, 12/15/2026 (b)	6,207	6,595
Open Text Corp. (Canada) 5.88%, 6/1/2026 (a)	2,996	3,189
Oracle Corp.
2.63%, 2/15/2023 (b)	20,150	20,537
4.30%, 7/8/2034	4,818	5,624
3.90%, 5/15/2035	3,300	3,722
4.38%, 5/15/2055	5,215	6,137
salesforce.com, Inc. 3.70%, 4/11/2028	1,100	1,206
SS&C Technologies, Inc. 5.50%, 9/30/2027 (a)	3,205	3,429

		65,808

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
Specialty Retail — 0.4%
Caleres, Inc. 6.25%, 8/15/2023	2,840	2,922
Group 1 Automotive, Inc. 5.25%, 12/15/2023 (a)	7,348	7,525
Home Depot, Inc. (The) 3.50%, 9/15/2056	7,000	7,514
L Brands, Inc.
5.25%, 2/1/2028 (b)	769	713
7.50%, 6/15/2029 (b)	1,704	1,712
6.75%, 7/1/2036	1,625	1,402
Lowe’s Cos., Inc.
3.13%, 9/15/2024 (b)	665	691
2.50%, 4/15/2026	8,264	8,294
3.65%, 4/5/2029	872	935
3.70%, 4/15/2046	5,000	5,108
4.05%, 5/3/2047	1,774	1,905
Murphy Oil USA, Inc. 4.75%, 9/15/2029	1,285	1,357
O’Reilly Automotive, Inc. 3.60%, 9/1/2027	185	198
Party City Holdings, Inc. 6.63%, 8/1/2026 (a) (b)	824	494
Penske Automotive Group, Inc. 5.50%, 5/15/2026 (b)	2,916	3,062
PetSmart, Inc.
7.13%, 3/15/2023 (a)	4,684	4,216
5.88%, 6/1/2025 (a)	3,573	3,501
Staples, Inc. 10.75%, 4/15/2027 (a) (b)	2,156	2,221
TJX Cos., Inc. (The) 2.25%, 9/15/2026 (b)	8,000	8,013

		61,783

Technology Hardware, Storage & Peripherals — 0.4%
Apple, Inc.
3.25%, 2/23/2026	372	395
3.35%, 2/9/2027 (b)	1,690	1,807
3.85%, 5/4/2043	6,881	7,703
3.45%, 2/9/2045 (b)	1,331	1,407
3.75%, 9/12/2047	6,500	7,255
3.75%, 11/13/2047	1,000	1,117
2.95%, 9/11/2049 (b)	870	845
Dell International LLC 7.13%, 6/15/2024 (a) (b)	6,236	6,594
EMC Corp. 3.38%, 6/1/2023	9,388	9,477
NCR Corp.
5.75%, 9/1/2027 (a)	1,370	1,419
6.13%, 9/1/2029 (a)	1,370	1,445
Western Digital Corp. 4.75%, 2/15/2026 (b)	5,565	5,732
Xerox Corp. 4.12%, 3/15/2023 (b) (j)	4,000	4,130

		49,326

Textiles, Apparel & Luxury Goods — 0.1%
Hanesbrands, Inc. 4.88%, 5/15/2026 (a) (b)	5,773	6,141
William Carter Co. (The) 5.63%, 3/15/2027 (a)	1,645	1,773

		7,914

Thrifts & Mortgage Finance — 0.5%
BPCE SA (France)
2.75%, 1/11/2023 (a) (b)	20,045	20,340
5.70%, 10/22/2023 (a) (b)	2,000	2,205
5.15%, 7/21/2024 (a)	12,810	14,056
3.38%, 12/2/2026 (b)	250	264
3.50%, 10/23/2027 (a)	1,100	1,139
2.70%, 10/1/2029 (a) (b)	13,090	13,017
Ladder Capital Finance Holdings LLLP
REIT, 5.25%, 3/15/2022 (a)	1,815	1,883
REIT, 5.25%, 10/1/2025 (a)	1,313	1,333
Quicken Loans, Inc.
5.75%, 5/1/2025 (a)	6,280	6,522
5.25%, 1/15/2028 (a)	3,604	3,761
Radian Group, Inc.
4.50%, 10/1/2024 (b)	3,751	3,948
4.88%, 3/15/2027	879	921

		69,389

Tobacco — 0.3%
Altria Group, Inc. 3.88%, 9/16/2046	9,585	9,092
BAT Capital Corp. (United Kingdom)
3.56%, 8/15/2027 (b)	5,000	5,094
4.39%, 8/15/2037	11,345	11,219
Philip Morris International, Inc.
4.38%, 11/15/2041	4,073	4,557
4.13%, 3/4/2043	5,000	5,434

		35,396

Trading Companies & Distributors — 0.2%
Ahern Rentals, Inc. 7.38%, 5/15/2023 (a)	3,738	2,916
Air Lease Corp.
3.25%, 3/1/2025 (b)	242	248
3.25%, 10/1/2029 (b)	1,020	1,013
BOC Aviation Ltd. (Singapore)
2.38%, 9/15/2021 (a)	300	298
2.75%, 9/18/2022 (a)	600	601
3.50%, 10/10/2024 (a) (b)	370	381
International Lease Finance Corp. 8.63%, 1/15/2022	1,000	1,128
United Rentals North America, Inc.
4.63%, 10/15/2025	2,475	2,543
5.88%, 9/15/2026	6,610	7,073
6.50%, 12/15/2026 (b)	2,255	2,462
5.50%, 5/15/2027	4,545	4,852
5.25%, 1/15/2030	1,800	1,912
WESCO Distribution, Inc. 5.38%, 6/15/2024	3,197	3,309
WW Grainger, Inc. 4.60%, 6/15/2045	520	625

		29,361

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
Transportation Infrastructure — 0.0% (c)
Sydney Airport Finance Co. Pty. Ltd. (Australia) 3.38%, 4/30/2025 (a)	1,300	1,341

Water Utilities — 0.0% (c)
American Water Capital Corp.
3.85%, 3/1/2024	680	719
3.40%, 3/1/2025	622	653

		1,372

Wireless Telecommunication Services — 0.3%
America Movil SAB de CV (Mexico)
3.13%, 7/16/2022	1,266	1,296
4.38%, 4/22/2049	1,439	1,655
Crown Castle Towers LLC
3.72%, 7/15/2023 (a)	250	259
3.66%, 5/15/2025 (a)	2,805	2,939
Sprint Corp.
7.88%, 9/15/2023 (b)	3,143	3,456
7.13%, 6/15/2024	5,952	6,413
7.63%, 3/1/2026	880	960
T-Mobile US, Inc. 4.50%, 2/1/2026 ‡	1,522	—	(e)
T-Mobile USA, Inc.
6.50%, 1/15/2024 ‡	906	—	(e)
6.00%, 4/15/2024 ‡	418	—
6.38%, 3/1/2025 ‡	1,460	—	(e)
5.13%, 4/15/2025	14,351	14,835
5.13%, 4/15/2025 ‡	9,752	—	(e)
6.50%, 1/15/2026	4,391	4,698
6.50%, 1/15/2026 ‡	4,391	—	(e)
4.50%, 2/1/2026	3,522	3,614
4.75%, 2/1/2028	2,955	3,092
4.75%, 2/1/2028 ‡	1,522	—	(e)

		43,217

TOTAL CORPORATE BONDS (Cost $3,658,770)		3,813,010

MORTGAGE-BACKED SECURITIES — 18.5%
FHLMC
Pool # 1G1861, ARM, 5.16%, 3/1/2036 (l)	44	47
Pool # 1J1380, ARM, 5.20%, 3/1/2036 (l)	55	59
Pool # 1J1393, ARM, 3.98%, 10/1/2036 (l)	63	66
Pool # 1J1657, ARM, 4.57%, 5/1/2037 (l)	23	24
Pool # 1Q0476, ARM, 4.14%, 10/1/2037 (l)	127	135
FHLMC Gold Pools, 15 Year
Pool # J05944, 5.50%, 1/1/2021	19	19
Pool # G13821, 6.00%, 11/1/2021	7	8
Pool # G13385, 5.50%, 11/1/2023	32	33
Pool # G13603, 5.50%, 2/1/2024	15	15
Pool # G13805, 5.50%, 12/1/2024	82	84
Pool # G14252, 5.50%, 12/1/2024	80	83
Pool # J14494, 4.00%, 2/1/2026	772	808
FHLMC Gold Pools, 20 Year
Pool # C91025, 7.00%, 1/1/2027	96	101
Pool # G30591, 6.00%, 2/1/2028	583	643
Pool # D98914, 4.00%, 1/1/2032	3,800	4,050
Pool # G31099, 4.00%, 1/1/2038	14,555	15,574
FHLMC Gold Pools, 30 Year
Pool # C80091, 6.50%, 1/1/2024	23	25
Pool # C80161, 7.50%, 6/1/2024	1	1
Pool # G00271, 7.00%, 9/1/2024	19	19
Pool # C80245, 7.50%, 10/1/2024	4	4
Pool # G00278, 7.00%, 11/1/2024	9	9
Pool # C00496, 7.50%, 2/1/2027	1	1
Pool # D81734, 7.00%, 8/1/2027	19	20
Pool # G00747, 8.00%, 8/1/2027	31	36
Pool # D86005, 7.00%, 2/1/2028	3	3
Pool # G02210, 7.00%, 12/1/2028	80	91
Pool # C21930, 6.00%, 2/1/2029	7	8
Pool # C00785, 6.50%, 6/1/2029	15	17
Pool # A27201, 6.50%, 3/1/2032	65	73
Pool # A13067, 4.00%, 9/1/2033	31	32
Pool # G60154, 5.00%, 2/1/2034	14,808	16,360

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
Pool # G60214, 5.00%, 7/1/2035	13,654	15,077
Pool # C02641, 7.00%, 10/1/2036	37	42
Pool # C02660, 6.50%, 11/1/2036	86	98
Pool # G06172, 5.50%, 12/1/2038	1,553	1,745
Pool # G06576, 5.00%, 9/1/2040	7,146	7,902
Pool # A96733, 4.50%, 2/1/2041	12,473	13,609
Pool # G06493, 4.50%, 5/1/2041	631	684
Pool # G61864, 5.50%, 6/1/2041	5,883	6,619
Pool # Q05956, 4.50%, 2/1/2042	1,783	1,927
Pool # Q11285, 3.50%, 9/1/2042	4,863	5,176
Pool # Q12174, 3.50%, 10/1/2042	5,756	6,126
Pool # G07239, 3.00%, 12/1/2042	4,999	5,147
Pool # Q13796, 3.50%, 12/1/2042	7,127	7,585
Pool # Q15767, 3.00%, 2/1/2043	4,642	4,779
Pool # Q33869, 4.00%, 6/1/2045	4,540	4,802
Pool # G61462, 4.00%, 7/1/2045	25,609	27,315
Pool # Q37784, 3.50%, 12/1/2045	3,237	3,373
Pool # Q39092, 4.00%, 2/1/2046	5,790	6,120
Pool # Q39412, 3.50%, 3/1/2046	2,320	2,419
Pool # Q40797, 3.50%, 5/1/2046	5,814	6,055
Pool # Q40905, 3.50%, 6/1/2046	711	740
Pool # Q40922, 3.50%, 6/1/2046	2,840	2,957
Pool # Q41602, 3.50%, 7/1/2046	1,348	1,394
Pool # Q42079, 3.50%, 7/1/2046	1,224	1,273
Pool # Q42657, 3.50%, 8/1/2046	11,469	11,936
Pool # Q42656, 4.00%, 8/1/2046	799	830
Pool # Q43241, 3.50%, 9/1/2046	12,297	12,793
Pool # Q43237, 4.00%, 9/1/2046	1,741	1,834
Pool # G61565, 4.50%, 4/1/2048	40,465	43,878
FHLMC Gold Pools, Other
Pool # G20027, 10.00%, 10/1/2030	8	9
Pool # B90491, 7.50%, 1/1/2032	231	259
Pool # U89009, 3.50%, 9/1/2032	832	866
Pool # U80074, 3.50%, 10/1/2032	3,004	3,109
Pool # G20028, 7.50%, 12/1/2036	315	350
Pool # U90690, 3.50%, 6/1/2042	2,689	2,823
Pool # U90975, 4.00%, 6/1/2042	651	692
Pool # U90230, 4.50%, 9/1/2042	2,809	3,028
Pool # U90281, 4.00%, 10/1/2042	2,102	2,235
Pool # U92021, 5.00%, 9/1/2043	2,689	2,933
Pool # U99076, 4.50%, 12/1/2043	5,456	5,880
Pool # U99084, 4.50%, 2/1/2044	4,669	5,030
Pool # U92996, 3.50%, 6/1/2045	346	359
Pool # U93026, 3.50%, 7/1/2045	1,189	1,242
Pool # U99134, 4.00%, 1/1/2046	5,269	5,613
Pool # U93155, 3.50%, 5/1/2046	825	862
Pool # U93158, 3.50%, 6/1/2046	1,331	1,390
Pool # U93167, 3.50%, 7/1/2046	971	1,004
Pool # U93172, 3.50%, 7/1/2046	1,162	1,213
FNMA
Pool # AM2292, ARM, 2.14%, 1/1/2023 (l)	1,244	1,241
Pool # 766610, ARM, 4.26%, 1/1/2034 (l)	64	67
Pool # 823660, ARM, 4.52%, 5/1/2035 (l)	85	89
Pool # 910181, ARM, 4.71%, 3/1/2037 (l)	49	51
Pool # 888304, ARM, 4.01%, 4/1/2037 (l)	3	3

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
Pool # 888750, ARM, 4.64%, 4/1/2037 (l)	75	79
Pool # 948208, ARM, 3.80%, 7/1/2037 (l)	43	45
Pool # 888620, ARM, 4.29%, 7/1/2037 (l)	66	69
FNMA, 30 Year Pool # CA2171, 4.00%, 8/1/2048	24,239	26,005
FNMA, Other
Pool # AD0851, 4.37%, 2/1/2020	20	20
Pool # AE0134, 4.40%, 2/1/2020	263	263
Pool # 465973, 3.59%, 10/1/2020	924	928
Pool # 466430, 3.37%, 11/1/2020	1,627	1,637
Pool # 468564, 4.06%, 7/1/2021	1,209	1,239
Pool # 469612, 3.66%, 12/1/2021	1,424	1,464
Pool # 470622, 2.75%, 3/1/2022	239	244
Pool # AM2285, 2.41%, 1/1/2023	3,491	3,532
Pool # AM2255, 2.51%, 1/1/2023	3,658	3,712
Pool # AM2452, 2.44%, 2/1/2023	6,851	6,943
Pool # AM2859, 2.65%, 3/1/2023	3,900	3,974
Pool # AL3876, 2.79%, 6/1/2023	3,646	3,735
Pool # AM4170, 3.51%, 8/1/2023	15,000	15,801
Pool # AM5032, 3.64%, 12/1/2023	4,676	4,961
Pool # AM5079, 3.45%, 1/1/2024	4,931	5,202
Pool # AM5473, 3.76%, 3/1/2024	5,300	5,682
Pool # AN2363, 2.23%, 4/1/2024	3,785	3,809
Pool # AM6795, 3.05%, 9/1/2024	10,829	11,313
Pool # AM7290, 2.97%, 12/1/2024	4,110	4,292
Pool # AL6260, 3.09%, 12/1/2024	1,104	1,130
Pool # AM7682, 2.84%, 1/1/2025	5,890	6,118
Pool # AM7795, 2.92%, 1/1/2025	10,000	10,426
Pool # AN1302, 2.93%, 1/1/2025	4,079	4,234
Pool # AM8090, 2.48%, 2/1/2025	9,528	9,728
Pool # AM8702, 2.73%, 4/1/2025	18,325	18,905
Pool # AM8674, 2.81%, 4/1/2025	18,640	19,306
Pool # AM8691, 2.64%, 6/1/2025	18,777	19,298
Pool # AM9942, 3.09%, 10/1/2025	11,000	11,502
Pool # AN0287, 2.95%, 11/1/2025	5,000	5,223
Pool # AN0707, 3.13%, 2/1/2026	8,621	9,096
Pool # AN1222, 2.78%, 4/1/2026	7,000	7,254
Pool # AN1413, 2.49%, 5/1/2026	9,918	10,103
Pool # AN1503, 2.62%, 5/1/2026	5,649	5,797
Pool # AN1221, 2.81%, 5/1/2026	4,000	4,154
Pool # AN1497, 2.61%, 6/1/2026	10,122	10,391
Pool # AN2193, 2.53%, 7/1/2026	5,851	5,975
Pool # AN2689, 2.20%, 10/1/2026	6,377	6,386
Pool # AN4000, 3.00%, 12/1/2026	2,353	2,473
Pool # AL6937, 3.92%, 12/1/2026	4,978	5,456
Pool # AN4917, 3.13%, 3/1/2027	13,674	14,469
Pool # AM8854, 2.88%, 7/1/2027	11,707	12,227
Pool # AN6318, 3.18%, 8/1/2027	8,500	9,011
Pool # BL3525, 2.60%, 9/1/2027	11,721	11,982
Pool # BL0497, 3.84%, 10/1/2027	4,816	5,312
Pool # AN1449, 2.97%, 4/1/2028	6,713	7,062
Pool # AN9696, 3.50%, 6/1/2028	34,500	37,519
Pool # AN2005, 2.73%, 7/1/2028	10,620	11,014
Pool # 387807, 3.55%, 8/1/2028	11,451	12,493
Pool # 387845, 3.64%, 8/1/2028	5,208	5,704

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
Pool # AN2497, 2.60%, 9/1/2028	4,213	4,325
Pool # 387823, 3.56%, 9/1/2028	13,264	14,472
Pool # AN2956, 2.44%, 10/1/2028	7,112	7,213
Pool # AN3080, 2.61%, 11/1/2028	14,080	14,473
Pool # AN3685, 2.69%, 12/1/2028	15,076	15,598
Pool # AN4004, 3.27%, 12/1/2028	8,615	9,261
Pool # BL1040, 3.81%, 12/1/2028	16,000	17,822
Pool # AN4154, 3.17%, 1/1/2029	16,836	17,978
Pool # AN4349, 3.35%, 1/1/2029	8,606	9,311
Pool # AN4344, 3.37%, 1/1/2029	17,263	18,637
Pool # BL1455, 3.75%, 1/1/2029	8,599	9,482
Pool # BL1351, 3.58%, 2/1/2029	43,655	47,639
Pool # BL1339, 3.66%, 2/1/2029	4,111	4,528
Pool # AN1872, 2.90%, 5/1/2029	3,797	3,956
Pool # AN5677, 3.25%, 6/1/2029	9,764	10,481
Pool # BL3509, 2.66%, 8/1/2029	22,452	23,161
Pool # BL3491, 2.84%, 8/1/2029	15,900	16,370
Pool # 387883, 3.78%, 8/1/2030	16,369	18,316
Pool # 387827, 3.80%, 8/1/2030	7,918	8,642
Pool # AN0198, 3.34%, 11/1/2030	4,070	4,396
Pool # BL0853, 3.97%, 1/1/2031	9,941	11,200
Pool # AN1676, 2.99%, 5/1/2031	3,657	3,852
Pool # AN1953, 3.01%, 6/1/2031	1,931	2,032
Pool # AN1683, 3.03%, 6/1/2031	5,000	5,288
Pool # AN2308, 2.87%, 8/1/2031	9,066	9,517
Pool # AN2625, 2.50%, 10/1/2031	12,324	12,413
Pool # BL3368, 2.84%, 11/1/2031	4,475	4,589
Pool # AN4118, 3.24%, 2/1/2032	9,190	9,887
Pool # AO7654, 3.50%, 5/1/2032	3,259	3,371
Pool # AO5230, 3.50%, 6/1/2032	2,205	2,281
Pool # AO7057, 3.50%, 6/1/2032	1,509	1,561
Pool # AO7746, 3.50%, 6/1/2032	135	139
Pool # AO8038, 3.50%, 7/1/2032	3,692	3,820
Pool # AP0645, 3.50%, 7/1/2032	3,493	3,614
Pool # AP0682, 3.50%, 7/1/2032	4,115	4,257
Pool # AP1314, 3.50%, 8/1/2032	3,249	3,361
Pool # AQ1534, 3.50%, 10/1/2032	1,071	1,108
Pool # AQ1607, 3.50%, 11/1/2032	866	896
Pool # 650236, 5.00%, 12/1/2032	12	12
Pool # AR7961, 3.50%, 3/1/2033	975	1,009
Pool # BL3453, 3.16%, 8/1/2033	14,690	15,447
Pool # 868763, 6.50%, 4/1/2036	6	6
Pool # 886320, 6.50%, 7/1/2036	25	27
Pool # AO6757, 4.00%, 6/1/2042	3,944	4,189
Pool # MA1125, 4.00%, 7/1/2042	3,476	3,691
Pool # MA1213, 3.50%, 10/1/2042	12,961	13,596
Pool # MA1283, 3.50%, 12/1/2042	1,806	1,895
Pool # MA1328, 3.50%, 1/1/2043	6,221	6,527
Pool # MA1404, 3.50%, 4/1/2043	3,280	3,442
Pool # MA1462, 3.50%, 6/1/2043	1,873	1,956
Pool # MA1463, 3.50%, 6/1/2043	4,640	4,868
Pool # MA1510, 4.00%, 7/1/2043	3,763	3,998
Pool # MA1546, 3.50%, 8/1/2043	7,151	7,503
Pool # AU8840, 4.50%, 11/1/2043	2,338	2,519

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)		Value (000)
Pool # AV2613, 4.50%, 11/1/2043	4,786		5,156
Pool # MA1711, 4.50%, 12/1/2043	3,480		3,748
Pool # AL6167, 3.50%, 1/1/2044	26,145		27,429
Pool # MA2346, 3.50%, 6/1/2045	963		1,005
Pool # MA2462, 4.00%, 11/1/2045	5,927		6,313
Pool # MA2482, 4.00%, 12/1/2045	5,855		6,236
Pool # MA2519, 4.00%, 1/1/2046	5,376		5,725
Pool # BC0784, 3.50%, 4/1/2046	861		899
Pool # MA2593, 4.00%, 4/1/2046	14,003		14,915
Pool # MA2631, 4.00%, 5/1/2046	15,753		16,727
Pool # MA2658, 3.50%, 6/1/2046	3,667		3,829
Pool # MA2690, 3.50%, 7/1/2046	8,678		9,061
Pool # BF0090, 3.50%, 5/1/2056	36,043		37,848
GNMA I, 15 Year Pool # 782933, 6.50%, 10/15/2023	45		47
GNMA I, 30 Year
Pool # 299559, 10.00%, 11/15/2020	—	(e)	—	(e)
Pool # 314497, 7.25%, 1/15/2022	10		10
Pool # 316247, 9.00%, 1/15/2022	4		4
Pool # 297656, 7.50%, 10/15/2022	3		3
Pool # 376855, 7.00%, 2/15/2024	16		16
Pool # 380930, 7.00%, 4/15/2024	—	(e)	1
Pool # 780029, 9.00%, 11/15/2024	1		1
Pool # 405529, 8.50%, 11/15/2025	—	(e)	—	(e)
Pool # 430999, 7.50%, 7/15/2026	11		11
Pool # 780481, 7.00%, 12/15/2026	3		3
Pool # 460982, 7.00%, 11/15/2027	2		2
Pool # 427295, 7.25%, 1/15/2028	12		12
Pool # 460759, 6.50%, 2/15/2028	43		48
Pool # 781118, 6.50%, 10/15/2029	38		43
Pool # 783867, 6.00%, 8/15/2036	3,610		4,130
Pool # AS4934, 4.50%, 5/15/2046	2,197		2,409
Pool # AT7538, 4.00%, 7/15/2046	9,755		10,452
Pool # AT7652, 4.00%, 8/15/2046	6,210		6,654
Pool # BM1819, 5.00%, 4/15/2049	9,354		10,420
GNMA II, 30 Year
Pool # 2056, 7.50%, 8/20/2025	2		3
Pool # 2270, 8.00%, 8/20/2026	2		2
Pool # 2285, 8.00%, 9/20/2026	23		26
Pool # 2379, 8.00%, 2/20/2027	1		2
Pool # 2397, 8.00%, 3/20/2027	1		1
Pool # 2445, 8.00%, 6/20/2027	9		11
Pool # 2457, 7.50%, 7/20/2027	24		27
Pool # 2538, 8.00%, 1/20/2028	4		4
Pool # 2581, 8.00%, 4/20/2028	1		1
Pool # 2606, 8.00%, 6/20/2028	1		1
Pool # 2619, 8.00%, 7/20/2028	2		2
Pool # 2633, 8.00%, 8/20/2028	5		6
Pool # 2714, 6.50%, 2/20/2029	5		5
Pool # 4901, 8.00%, 9/20/2031	269		310
Pool # 5020, 7.50%, 5/20/2032	138		155
Pool # 738210, 7.00%, 6/20/2032	263		293
Pool # 738062, 6.00%, 11/20/2032	482		531
Pool # 738059, 6.00%, 10/20/2033	153		168
Pool # 738049, 6.00%, 3/20/2035	477		527
Pool # 737987, 6.00%, 4/20/2036	544		601

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)		Value (000)
Pool # 737975, 6.00%, 9/20/2036	70		76
Pool # 5034, 7.00%, 8/20/2038	125		140
Pool # 4245, 6.00%, 9/20/2038	109		125
Pool # 4930, 7.00%, 10/20/2038	453		535
Pool # 4964, 7.00%, 12/20/2038	82		89
Pool # 4872, 7.00%, 1/20/2039	431		493
Pool # 5072, 6.50%, 10/20/2039	134		149
Pool # 5218, 6.50%, 10/20/2039	203		229
Pool # AS8103, 3.50%, 6/20/2046	2,016		2,113
Pool # AS8104, 3.75%, 6/20/2046	1,758		1,847
Pool # AS8105, 4.00%, 6/20/2046	1,285		1,365
Pool # AS8106, 3.50%, 7/20/2046	2,789		2,923
Pool # AS8107, 3.75%, 7/20/2046	3,449		3,624
Pool # AY0571, 4.50%, 11/20/2047	11,518		12,159
Pool # BB8791, 4.00%, 12/20/2047	9,289		9,747
Pool # BD6195, 4.00%, 1/20/2048	19,593		20,497
Pool # BE9507, 4.50%, 3/20/2048	4,456		4,744
Pool # BG2382, 4.50%, 3/20/2048	3,182		3,376
Pool # BA7568, 4.50%, 4/20/2048	23,852		25,242
Pool # BD0512, 5.00%, 4/20/2048	13,992		14,754
Pool # BD0532, 5.00%, 6/20/2048	15,936		16,852
Pool # BG3833, 4.50%, 7/20/2048	34,608		36,766
Pool # BD0549, 5.00%, 8/20/2048	15,487		16,369
Pool # BH9109, 4.50%, 10/20/2048	17,864		18,997
Pool # BJ7085, 5.00%, 12/20/2048	22,555		24,375
Pool # BK7188, 4.50%, 2/20/2049	14,564		15,577
Pool # BK7189, 5.00%, 2/20/2049	12,573		13,483
Pool # BN2622, 4.00%, 6/20/2049	13,569		14,317
Pool # BM9677, 4.50%, 6/20/2049	19,621		21,049
Pool # BM9683, 5.00%, 6/20/2049	19,881		21,425
Pool # BJ1310, 4.50%, 7/20/2049	10,559		11,451
Pool # BO2717, 4.50%, 7/20/2049	11,634		12,274
Pool # BO3146, 4.50%, 7/20/2049	4,400		4,763
Pool # BO3147, 4.50%, 7/20/2049	5,186		5,611
Pool # BO3157, 4.50%, 7/20/2049	4,221		4,564
Pool # BO3158, 4.50%, 7/20/2049	3,998		4,305
Pool # BO3159, 4.50%, 7/20/2049	2,563		2,704
Pool # BM9690, 5.00%, 7/20/2049	6,867		7,409
Pool # BM9701, 4.50%, 8/20/2049	38,052		40,121
FNMA UMBS, 10 Year Pool # AD0672, 4.50%, 1/1/2020	—	(e)	—	(e)
FNMA UMBS, 15 Year
Pool # 890129, 6.00%, 12/1/2021	10		11
Pool # 949379, 6.00%, 8/1/2022	23		24
Pool # 890231, 5.00%, 7/1/2025	176		184
Pool # CA4723, 3.50%, 11/1/2034 (m)	13,483		13,998
FNMA UMBS, 20 Year
Pool # MA0602, 3.50%, 12/1/2030	270		277
Pool # BM3254, 4.00%, 1/1/2038	11,204		11,984
Pool # BM3566, 4.00%, 2/1/2038	12,173		13,018
Pool # CA1234, 4.00%, 2/1/2038	4,621		4,941
Pool # CA1238, 4.00%, 2/1/2038	4,581		4,901
FNMA UMBS, 30 Year
Pool # 50617, 8.00%, 8/1/2022	—	(e)	—	(e)
Pool # 250228, 9.00%, 4/1/2025	1		1
Pool # 328066, 8.50%, 10/1/2025	—	(e)	—	(e)

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
Pool # 313692, 8.50%, 12/1/2025	4	5
Pool # 365997, 7.50%, 10/1/2026	2	3
Pool # 250854, 7.50%, 3/1/2027	1	1
Pool # 251569, 7.00%, 3/1/2028	1	1
Pool # 420165, 6.50%, 4/1/2028	40	44
Pool # 455598, 5.50%, 12/1/2028	20	22
Pool # 517656, 5.50%, 7/1/2029	17	18
Pool # 252570, 6.50%, 7/1/2029	18	20
Pool # 517679, 6.50%, 7/1/2029	68	76
Pool # 323866, 6.50%, 8/1/2029	14	16
Pool # 995656, 7.00%, 6/1/2033	187	216
Pool # AL6168, 5.00%, 9/1/2033	6,807	7,512
Pool # 725229, 6.00%, 3/1/2034	1,103	1,244
Pool # AA0918, 5.50%, 9/1/2034	205	227
Pool # 735503, 6.00%, 4/1/2035	108	124
Pool # 745948, 6.50%, 10/1/2036	17	19
Pool # AL0379, 8.00%, 12/1/2036	1,299	1,517
Pool # AA8502, 6.00%, 8/1/2037	31	34
Pool # 995149, 6.50%, 10/1/2038	53	60
Pool # 995504, 7.50%, 11/1/2038	80	96
Pool # AC3237, 5.00%, 10/1/2039	665	735
Pool # AC4467, 4.50%, 12/1/2039	1,303	1,382
Pool # AE1526, 4.50%, 9/1/2040	3,453	3,742
Pool # AE3095, 4.50%, 9/1/2040	1,704	1,847
Pool # AE0681, 4.50%, 12/1/2040	5,761	6,240
Pool # AL0038, 5.00%, 2/1/2041	6,067	6,694
Pool # AX5292, 5.00%, 1/1/2042	22,566	25,012
Pool # BM1065, 5.50%, 2/1/2042	9,738	10,949
Pool # AL2059, 4.00%, 6/1/2042	16,966	18,416
Pool # AB7575, 3.00%, 1/1/2043	4,836	4,979
Pool # AR6380, 3.00%, 2/1/2043	4,648	4,784
Pool # 890564, 3.00%, 6/1/2043	5,988	6,177
Pool # AT5907, 4.00%, 6/1/2043	10,206	11,077
Pool # AS0214, 3.50%, 8/1/2043	10,852	11,595
Pool # AL6848, 5.00%, 6/1/2044	2,805	3,084
Pool # BA2343, 4.00%, 9/1/2045	6,503	6,880
Pool # BA1210, 3.50%, 5/1/2046	2,009	2,092
Pool # BA7485, 3.50%, 6/1/2046	1,246	1,296
Pool # BC2969, 3.50%, 6/1/2046	1,011	1,053
Pool # BD1371, 3.50%, 6/1/2046	2,285	2,377
Pool # BA7492, 4.00%, 6/1/2046	1,672	1,759
Pool # BC9368, 4.00%, 6/1/2046	5,745	6,046
Pool # BD1372, 4.00%, 6/1/2046	2,728	2,872
Pool # BD2956, 3.50%, 7/1/2046	9,003	9,362
Pool # BD5456, 3.50%, 8/1/2046	4,492	4,672
Pool # BM1169, 4.00%, 9/1/2046	17,760	19,332
Pool # BE0280, 3.50%, 10/1/2046	5,876	6,117
Pool # AS8335, 4.50%, 11/1/2046	12,792	13,702
Pool # BM1906, 4.00%, 5/1/2047	13,538	14,538
Pool # AS9811, 5.00%, 6/1/2047	6,684	7,286
Pool # BH7565, 4.00%, 8/1/2047	24,540	26,114
Pool # BM3500, 4.00%, 9/1/2047	11,569	12,306
Pool # CA0346, 4.50%, 9/1/2047	30,937	32,847
Pool # BH6687, 4.00%, 11/1/2047	9,280	9,681

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
Pool # BM3044, 4.00%, 11/1/2047 (m)	9,700	10,287
Pool # BE8347, 4.00%, 12/1/2047	5,715	5,978
Pool # BJ5254, 4.00%, 12/1/2047	12,663	13,246
Pool # BM3499, 4.00%, 12/1/2047	89,415	95,034
Pool # BJ5777, 4.50%, 12/1/2047	867	915
Pool # BH6689, 4.00%, 1/1/2048	12,791	13,312
Pool # BJ7311, 4.00%, 1/1/2048	48,219	51,191
Pool # BJ8238, 4.00%, 1/1/2048	15,716	16,694
Pool # BJ8265, 4.00%, 1/1/2048	10,963	11,473
Pool # BK1008, 4.00%, 1/1/2048	2,707	2,863
Pool # BJ4617, 4.00%, 2/1/2048	9,356	9,886
Pool # BJ5772, 4.00%, 2/1/2048	14,454	15,111
Pool # BK1581, 4.00%, 2/1/2048	1,972	2,063
Pool # FM0035, 3.50%, 3/1/2048 (m)	21,376	22,274
Pool # BJ5803, 4.00%, 3/1/2048	10,150	10,600
Pool # BK1963, 4.00%, 3/1/2048	6,889	7,280
Pool # BM3665, 4.00%, 3/1/2048	27,921	29,786
Pool # BJ5789, 4.50%, 3/1/2048	5,578	5,959
Pool # BE2789, 4.00%, 4/1/2048	6,741	7,039
Pool # CA1710, 4.50%, 5/1/2048	14,214	14,956
Pool # BK5943, 5.00%, 6/1/2048	7,444	8,051
Pool # BK4130, 4.50%, 7/1/2048	2,458	2,580
Pool # BK6562, 4.50%, 7/1/2048	9,021	9,636
Pool # BK6589, 4.50%, 7/1/2048	3,115	3,327
Pool # BN0133, 4.00%, 8/1/2048	13,303	13,877
Pool # BK9292, 5.00%, 8/1/2048	15,328	16,578
Pool # CA4662, 3.50%, 9/1/2048 (m)	10,072	10,597
Pool # BN1312, 4.00%, 9/1/2048	25,176	26,263
Pool # 890863, 5.00%, 9/1/2048	42,028	46,453
Pool # BN0234, 5.00%, 9/1/2048	10,064	10,885
Pool # MA3496, 4.50%, 10/1/2048	12,260	12,919
Pool # BN0861, 5.00%, 10/1/2048	4,258	4,673
Pool # BK9556, 4.00%, 12/1/2048 (m)	10,412	10,952
Pool # BK1176, 5.00%, 1/1/2049	5,347	5,712
Pool # BK8748, 4.50%, 5/1/2049	32,721	34,802
Pool # BO2428, 3.50%, 7/1/2049	15,333	15,799
Pool # BO0592, 4.00%, 7/1/2049 (m)	4,698	4,954

TOTAL MORTGAGE-BACKED SECURITIES (Cost $2,577,035)		2,631,776

ASSET-BACKED SECURITIES — 17.4%
ACC Trust
Series 2018-1, Class A, 3.70%, 12/21/2020 (a)	604	604
Series 2019-1, Class A, 3.75%, 5/20/2022 (a)	8,985	9,035
Series 2019-2, Class B, 3.63%, 8/21/2023 (a)	10,566	10,566
Air Canada Pass-Through Trust (Canada)
Series 2013-1, Class A, 4.13%, 5/15/2025 (a)	4,380	4,657
Series 2015-1, Class A, 3.60%, 3/15/2027 (a)	3,392	3,559
Series 2015-2, Class AA, 3.75%, 12/15/2027 (a)	941	1,003
Series 2017-1, Class AA, 3.30%, 1/15/2030 (a)	2,101	2,163
Series 2017-1, Class A, 3.55%, 1/15/2030 (a)	1,140	1,166
Ally Auto Receivables Trust
Series 2017-3, Class C, 2.37%, 10/17/2022	4,038	4,049
Series 2018-2, Class A3, 2.92%, 11/15/2022	26,698	26,867
American Airlines Pass-Through Trust
Series 2014-1, Class A, 3.70%, 10/1/2026	182	191

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
Series 2015-1, Class A, 3.38%, 5/1/2027	3,421	3,554
Series 2016-2, Class AA, 3.20%, 6/15/2028	877	903
Series 2016-2, Class A, 3.65%, 6/15/2028	925	966
Series 2016-3, Class AA, 3.00%, 10/15/2028	357	362
Series 2017-1, Class AA, 3.65%, 2/15/2029	2,241	2,378
American Credit Acceptance Receivables Trust
Series 2016-2, Class C, 6.09%, 5/12/2022 (a)	4,390	4,396
Series 2016-3, Class C, 4.26%, 8/12/2022 (a)	4,585	4,605
Series 2016-4, Class C, 2.91%, 2/13/2023 (a)	566	567
Series 2017-2, Class C, 2.86%, 6/12/2023 (a)	2,817	2,820
Series 2017-2, Class D, 3.69%, 6/12/2023 (a)	7,321	7,386
American Express Credit Account Master Trust Series 2017-1, Class A, 1.93%, 9/15/2022	23,121	23,118
American Homes 4 Rent Series 2015-SFR1, Class E, 5.64%, 4/17/2052 ‡ (a)	1,250	1,355
American Homes 4 Rent Trust
Series 2014-SFR3, Class D, 5.04%, 12/17/2036 ‡ (a)	5,000	5,378
Series 2014-SFR3, Class E, 6.42%, 12/17/2036 ‡ (a)	17,745	19,778
Series 2015-SFR2, Class D, 5.04%, 10/17/2052 ‡ (a)	2,250	2,438
Series 2015-SFR2, Class E, 6.07%, 10/17/2052 ‡ (a)	18,630	20,682
AmeriCredit Automobile Receivables Trust
Series 2016-3, Class B, 1.80%, 10/8/2021	2,213	2,213
Series 2017-2, Class D, 3.42%, 4/18/2023	11,300	11,498
Series 2017-4, Class D, 3.08%, 12/18/2023	20,124	20,480
AMSR Trust
Series 2019-SFR1, Class F, 3.87%, 1/17/2027 (a)	19,690	19,689
Series 2019-SFR1, Class G, 4.86%, 1/17/2027 (a)	7,875	7,875
Series 2019-SFR1, Class H, 6.04%, 1/17/2027 (a)	7,875	7,874
Aqua Finance Trust
Series 2017-A, Class A, 3.72%, 11/15/2035 (a)	5,797	5,851
Series 2019-A, Class B, 3.47%, 7/16/2040 (a) ‡	19,000	19,050
B2R Mortgage Trust Series 2016-1, Class A, 2.57%, 6/15/2049 (a)	2,662	2,661
BankBoston Home Equity Loan Trust Series 1998-1, Class A6, 6.35%, 7/25/2028 ‡	1	1
Bear Stearns Asset-Backed Securities Trust Series 2003-SD2, Class 2A, 4.86%, 6/25/2043 ‡ (l)	212	217
BMW Vehicle Lease Trust Series 2017-2, Class A3, 2.07%, 10/20/2020	6,805	6,806
BMW Vehicle Owner Trust Series 2018-A, Class A3, 2.35%, 4/25/2022	14,766	14,798
British Airways Pass-Through Trust (United Kingdom)
Series 2013-1, Class A, 4.63%, 6/20/2024 (a)	1,828	1,932
Series 2019-1, Class A, 3.35%, 6/15/2029 (a)	1,560	1,624
Series 2018-1, Class AA, 3.80%, 9/20/2031 (a)	758	807
Series 2018-1, Class A, 4.13%, 9/20/2031 (a)	2,255	2,367
Series 2019-1, Class AA, 3.30%, 12/15/2032 (a)	565	590
Burlington Northern and Santa Fe Railway Co. Pass-Through Trust Series 2000-2, 7.91%, 1/15/2020	10	10
Business Jet Securities LLC
Series 2018-1, Class A, 4.34%, 2/15/2033 (a)	12,485	12,626
Series 2018-1, Class C, 7.75%, 2/15/2033 (a)	1,229	1,269
Series 2018-2, Class A, 4.45%, 6/15/2033 (a)	13,992	14,192
Series 2018-2, Class C, 6.66%, 6/15/2033 (a)	3,577	3,627
Series 2019-1, Class C, 6.95%, 7/15/2034 ‡ (a)	13,545	13,623
BXG Receivables Note Trust Series 2012-A, Class A, 2.66%, 12/2/2027 (a)	150	150
Camillo Issuer LLC
Series 2016-SFR, Class 1-A-1, 5.00%, 12/5/2023 ‡	9,588	9,566
Series 2017-SFR1, Class A, 5.50%, 6/5/2027 ‡ (a)	21,410	21,410
Series 2018-SFR1, Class A, 5.25%, 6/5/2028 ‡ (a)	19,627	19,627
Capital Auto Receivables Asset Trust Series 2018-1, Class A3, 2.79%, 1/20/2022 (a)	17,942	17,990

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
CarMax Auto Owner Trust
Series 2018-2, Class A2, 2.73%, 8/16/2021	4,944	4,952
Series 2017-1, Class C, 2.84%, 10/17/2022	3,011	3,036
Series 2017-1, Class D, 3.43%, 7/17/2023	4,929	4,995
Series 2018-1, Class D, 3.37%, 7/15/2024	2,732	2,781
Carnow Auto Receivables Trust
Series 2017-1A, Class B, 4.35%, 9/15/2022 (a)	7,800	7,858
Series 2018-1A, Class C, 5.21%, 9/15/2023 (a)	5,960	6,109
Carvana Auto Receivables Trust
Series 2019-1A, Class C, 3.50%, 2/15/2024 (a)	9,980	10,181
Series 2019-1A, Class D, 3.88%, 10/15/2024 (a)	7,500	7,697
Series 2019-2A, Class E, 5.01%, 4/15/2026 (a)	13,000	13,213
Centex Home Equity Loan Trust Series 2001-B, Class A6, 6.36%, 7/25/2032 ‡	47	47
CIG Auto Receivables Trust Series 2017-1A, Class C, 5.33%, 12/16/2024 (a)	2,000	2,011
Citibank Credit Card Issuance Trust Series 2007-A3, Class A3, 6.15%, 6/15/2039	1,372	1,910
Citigroup Global Markets Mortgage Securities VII, Inc. Series 2003-UP1, Class A, 3.95%, 4/25/2032 ‡ (a) (j)	15	15
Colony American Finance Ltd. (Cayman Islands)
Series 2016-1, Class A, 2.54%, 6/15/2048 (a)	616	615
Series 2016-2, Class A, 2.55%, 11/15/2048 (a)	6,355	6,348
Consumer Loan Underlying Bond Credit Trust Series 2018-NP1, Class C, 4.74%, 5/15/2024 ‡ (a)	9,779	9,836
Continental Airlines Pass-Through Trust Series 2012-1, Class A, 4.15%, 4/11/2024	136	144
Continental Credit Card Series 2017-1A, Class A, 4.29%, 1/15/2024 (a)	198	199
COOF Securitization Trust Ltd. Series 2014-1, Class A, IO, 2.83%, 6/25/2040 ‡ (a) (l)	4,767	428
CPS Auto Receivables Trust
Series 2017-B, Class C, 2.92%, 2/15/2022 (a)	2,488	2,492
Series 2016-C, Class C, 3.27%, 6/15/2022 (a)	4,127	4,132
Series 2018-B, Class C, 3.58%, 3/15/2023 (a)	13,003	13,160
Series 2017-B, Class D, 3.95%, 3/15/2023 (a)	6,975	7,083
Series 2018-A, Class D, 3.66%, 12/15/2023 (a)	2,161	2,199
Series 2018-D, Class D, 4.34%, 9/16/2024 (a)	2,303	2,372
CPS Auto Trust
Series 2017-A, Class C, 3.31%, 12/15/2022 (a)	1,344	1,348
Series 2017-A, Class D, 4.61%, 12/15/2022 (a)	840	860
Credit Acceptance Auto Loan Trust
Series 2016-3A, Class C, 3.60%, 4/15/2025 (a)	6,048	6,071
Series 2017-1A, Class A, 2.56%, 10/15/2025 (a)	447	447
Series 2017-1A, Class B, 3.04%, 12/15/2025 (a)	1,742	1,747
Series 2017-1A, Class C, 3.48%, 2/17/2026 (a)	1,460	1,468
Series 2017-3A, Class A, 2.65%, 6/15/2026 (a)	27,756	27,824
Series 2017-2A, Class C, 3.35%, 6/15/2026 (a)	1,621	1,634
Series 2018-1A, Class B, 3.60%, 4/15/2027 (a)	40,547	41,399
Series 2018-2A, Class B, 3.94%, 7/15/2027 (a)	20,950	21,535
Series 2018-3A, Class C, 4.04%, 12/15/2027 (a)	11,249	11,615
Series 2019-3A, Class C, 3.06%, 3/15/2029 (a)	10,500	10,526
Currency Capital Funding Trust
Series 2018-1A, Class B, 7.28%, 3/17/2026 ‡ (a) (l)	7,805	7,775
Series 2018-1A, Class B2, 7.28%, 3/17/2026 ‡ (a) (l)	1	1
CWABS, Inc. Asset-Backed Certificates
Series 2004-1, Class M1, 2.46%, 3/25/2034 ‡ (l)	122	123
Series 2004-1, Class M2, 2.53%, 3/25/2034 ‡ (l)	31	31
Series 2004-1, Class 3A, 2.27%, 4/25/2034 ‡ (l)	297	286
CWABS, Inc. Asset-Backed Certificates Trust Series 2004-6, Class M1, 2.61%, 10/25/2034 (l)	255	246
Delta Air Lines Pass-Through Trust
Series 2012-1, Class A, 4.75%, 5/7/2020	102	103
Series 2007-1, Class A, 6.82%, 8/10/2022	1,434	1,564

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
Series 2019-1, Class AA, 3.20%, 4/25/2024	6,270	6,525
Series 2015-1, Class AA, 3.63%, 7/30/2027	3,518	3,735
Diamond Resorts Owner Trust
Series 2017-1A, Class B, 4.11%, 10/22/2029 ‡ (a)	1,376	1,402
Series 2018-1, Class D, 5.90%, 1/21/2031 ‡ (a)	1,610	1,647
Dominion Financial Services 2 LLC Series 2018-1, Class A, 5.35%, 9/15/2022 ‡ (a) (j)	33,800	33,800
Drive Auto Receivables Trust
Series 2017-AA, Class C, 2.98%, 1/18/2022 (a)	290	290
Series 2017-1, Class C, 2.84%, 4/15/2022	697	698
Series 2017-3, Class C, 2.80%, 7/15/2022	4,803	4,807
Series 2017-BA, Class D, 3.72%, 10/17/2022 (a)	4,163	4,183
Series 2015-DA, Class D, 4.59%, 1/17/2023 (a)	3,582	3,592
Series 2017-1, Class D, 3.84%, 3/15/2023	8,047	8,134
Series 2017-3, Class D, 3.53%, 12/15/2023 (a)	22,000	22,226
Series 2016-CA, Class D, 4.18%, 3/15/2024 (a)	5,824	5,900
Series 2017-AA, Class D, 4.16%, 5/15/2024 (a)	3,217	3,266
Series 2017-BA, Class E, 5.30%, 7/15/2024 (a)	15,290	15,759
Series 2018-2, Class D, 4.14%, 8/15/2024	32,890	33,622
Series 2018-3, Class D, 4.30%, 9/16/2024	14,563	14,953
Series 2019-4, Class D, 2.70%, 2/16/2027	10,500	10,482
DT Auto Owner Trust
Series 2016-4A, Class D, 3.77%, 10/17/2022 (a)	1,932	1,943
Series 2017-1A, Class D, 3.55%, 11/15/2022 (a)	3,110	3,129
Series 2016-1A, Class D, 4.66%, 12/15/2022 (a)	2,472	2,475
Series 2017-2A, Class C, 3.03%, 1/17/2023 (a)	151	151
Series 2016-3A, Class D, 4.52%, 6/15/2023 (a)	11,126	11,179
Series 2017-4A, Class C, 2.86%, 7/17/2023 (a)	724	725
Series 2017-4A, Class D, 3.47%, 7/17/2023 (a)	8,285	8,354
Series 2018-1A, Class C, 3.47%, 12/15/2023 (a)	8,578	8,616
Series 2018-1A, Class D, 3.81%, 12/15/2023 (a)	6,053	6,129
Series 2017-2A, Class E, 6.03%, 1/15/2024 (a)	8,750	9,110
Series 2017-1A, Class E, 5.79%, 2/15/2024 (a)	14,000	14,481
Series 2017-3A, Class E, 5.60%, 8/15/2024 (a)	8,295	8,615
Series 2019-2A, Class D, 3.48%, 2/18/2025 (a)	19,000	19,316
E3 (Cayman Islands)
Series 2019-1, Class A, 3.10%, 9/20/2055 (a)	11,283	11,180
Series 2019-1, Class C, 5.00%, 9/20/2055 ‡ (a)	8,085	7,903
Elara HGV Timeshare Issuer LLC Series 2017-A, Class A, 2.69%, 3/25/2030 (a)	14,718	14,843
Exeter Automobile Receivables Trust
Series 2016-3A, Class B, 2.84%, 8/16/2021 (a)	277	278
Series 2015-3A, Class C, 4.83%, 8/16/2021 (a)	1,023	1,024
Series 2016-1A, Class C, 5.52%, 10/15/2021 (a)	130	131
Series 2017-1A, Class B, 3.00%, 12/15/2021 (a)	782	783
Series 2017-2A, Class B, 2.82%, 5/16/2022 (a)	1,633	1,635
Series 2015-2A, Class D, 5.79%, 5/16/2022 (a)	2,150	2,150
Series 2017-1A, Class C, 3.95%, 12/15/2022 (a)	1,885	1,904
Series 2017-2A, Class C, 3.93%, 4/17/2023 (a)	9,065	9,173
Series 2017-3A, Class C, 3.68%, 7/17/2023 (a)	8,221	8,361
Series 2016-3A, Class D, 6.40%, 7/17/2023 (a)	9,400	9,829
Series 2018-1A, Class D, 3.53%, 11/15/2023 (a)	14,215	14,454
Series 2017-2A, Class D, 6.39%, 2/15/2024 (a)	8,000	8,378
Series 2018-3A, Class D, 4.35%, 6/17/2024 (a)	22,280	23,108
Series 2018-4A, Class D, 4.35%, 9/16/2024 (a)	21,800	22,542
Series 2018-2A, Class E, 5.33%, 5/15/2025 (a)	7,000	7,308
Series 2019-4A, Class E, 3.56%, 10/15/2026 (a)	14,185	14,007

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
Fifth Third Auto Trust Series 2019-1, Class A3, 2.64%, 12/15/2023	7,280	7,374
First Investors Auto Owner Trust
Series 2016-2A, Class B, 2.21%, 7/15/2022 (a)	5,000	4,996
Series 2016-2A, Class C, 2.53%, 7/15/2022 (a)	5,000	5,004
Series 2016-2A, Class D, 3.35%, 11/15/2022 (a)	3,500	3,533
Series 2017-3A, Class B, 2.72%, 4/17/2023 (a)	3,454	3,474
Series 2017-3A, Class C, 3.00%, 1/16/2024 (a)	5,458	5,504
Series 2017-3A, Class D, 3.44%, 3/15/2024 (a)	5,096	5,166
Series 2017-3A, Class E, 4.92%, 8/15/2024 (a)	1,300	1,340
Flagship Credit Auto Trust
Series 2016-2, Class C, 6.22%, 9/15/2022 (a)	6,000	6,176
Series 2017-4, Class B, 2.66%, 10/17/2022 (a)	5,872	5,892
Series 2015-3, Class D, 7.12%, 11/15/2022 (a)	6,695	6,886
Series 2017-1, Class B, 2.83%, 3/15/2023 (a)	1,603	1,605
Series 2017-1, Class C, 3.22%, 5/15/2023 (a)	2,704	2,722
Series 2017-1, Class D, 4.23%, 5/15/2023 (a)	1,313	1,351
Series 2017-R, 8.24%, 10/18/2023	12,830	12,882
Series 2017-4, Class C, 2.92%, 11/15/2023 (a)	5,720	5,769
Series 2017-1, Class E, 6.46%, 12/15/2023 (a)	3,500	3,682
Series 2017-4, Class D, 3.58%, 1/15/2024 (a)	2,630	2,686
Series 2017-2, Class E, 5.55%, 7/15/2024 (a)	3,630	3,784
Series 2019-2, Class C, 3.09%, 5/15/2025 (a)	8,250	8,387
Series 2019-2, Class D, 3.53%, 5/15/2025 (a)	9,500	9,690
Series 2019-2, Class E, 4.52%, 12/15/2026 (a)	5,000	5,113
FNMA, Grantor Trust Series 2017-T1, Class A, 2.90%, 6/25/2027	99,449	103,138
Ford Credit Auto Lease Trust Series 2017-B, Class A3, 2.03%, 12/15/2020	749	749
FREED ABS Trust
Series 2018-2, Class A, 3.99%, 10/20/2025 (a)	5,284	5,323
Series 2019-1, Class B, 3.87%, 6/18/2026 ‡ (a)	25,105	25,475
GE Capital Mortgage Services, Inc. Trust Series 1999-HE1, Class A6, 6.70%, 4/25/2029 ‡ (l)	346	361
GLS Auto Receivables Trust
Series 2016-1A, Class C, 6.90%, 10/15/2021 (a)	3,670	3,725
Series 2018-1A, Class A, 2.82%, 7/15/2022 (a)	1,378	1,382
Series 2017-1A, Class D, 5.50%, 6/17/2024 (a)	4,000	4,115
GM Financial Automobile Leasing Trust Series 2018-1, Class A3, 2.61%, 1/20/2021	8,082	8,093
GM Financial Consumer Automobile Receivables Trust Series 2018-2, Class A3, 2.81%, 12/16/2022	19,830	20,003
GMAT Trust
Series 2013-1A, Class M, 5.00%, 11/25/2043 ‡ (a) (l)	5,000	2,979
Series 2013-1A, Class A, 6.97%, 11/25/2043 ‡ (a) (j)	9	9
Golden Bear LLC Series 2016-R, Class R, 5.65%, 9/20/2047 ‡ (a)	1,495	1,504
Goodgreen (Cayman Islands) Series 2018-1A, Class A, 3.93%, 10/15/2053 (a) (l)	9,092	9,551
Goodgreen Trust
Series 2017-1A, Class A, 3.74%, 10/15/2052 (a)	1,585	1,644
Series 2016-1A, Class B, 5.24%, 10/15/2052 ‡ (a)	1,191	1,265
Series 2017-2A, Class A, 3.26%, 10/15/2053 (a)	10,227	10,433
HERO Funding (Cayman Islands)
Series 2017-3A, Class A1, 3.19%, 9/20/2048 (a)	5,991	6,089
Series 2017-3A, Class A2, 3.95%, 9/20/2048 (a)	4,934	5,135
HERO Funding II (Cayman Islands)
Series 2016-3B, Class B, 5.24%, 9/20/2042 ‡ (a)	623	633
Series 2016-4B, Class B, 4.99%, 9/20/2047 ‡ (a)	4,962	5,039
HERO Funding III (Cayman Islands) Series 2017-1A, Class A, 3.50%, 9/21/2043 (a)	6,903	7,136
HERO Funding Trust (Cayman Islands)
Series 2015-3A, Class A, 4.28%, 9/20/2041 (a)	3,870	4,027

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
Series 2016-3A, Class A1, 3.08%, 9/20/2042 (a)	1,725	1,736
Series 2017-1A, Class A2, 4.46%, 9/20/2047 (a)	5,055	5,312
Series 2017-2A, Class A2, 4.07%, 9/20/2048 (a)	5,729	5,907
HERO Residual Funding (Cayman Islands) Series 2016-1R, Class A1, 4.50%, 9/21/2042 (a)	2,918	2,904
Hertz Fleet Lease Funding LP Series 2018-1, Class A2, 3.23%, 5/10/2032 (a)	6,392	6,438
Hertz Vehicle Financing II LP
Series 2018-1A, Class A, 3.29%, 2/25/2024 (a)	12,344	12,674
Series 2019-3A, Class B, 3.03%, 12/26/2025 (a)	22,245	22,229
Home Partners of America Trust Series 2019-2, Class E, 3.32%, 10/19/2039 ‡ (a)	10,075	10,000
Honda Auto Receivables Owner Trust Series 2018-2, Class A3, 3.01%, 5/18/2022	14,823	14,974
Hyundai Auto Receivables Trust Series 2018-A, Class A3, 2.79%, 7/15/2022	8,105	8,169
Kabbage Funding LLC
Series 2019-1, Class C, 4.61%, 3/15/2024 (a)	24,027	24,328
Series 2019-1, Class D, 5.69%, 3/15/2024 (a)	18,327	18,569
KGS-Alpha SBA COOF Trust
Series 2012-4, Class A, IO, 1.12%, 9/25/2037 ‡ (a) (l)	9,175	228
Series 2012-2, Class A, IO, 0.69%, 8/25/2038 ‡ (a) (l)	7,154	158
Series 2013-2, Class A, IO, 1.96%, 3/25/2039 ‡ (a) (l)	6,801	289
Lendingpoint Asset Securitization Trust Series 2019-2, Class B, 3.73%, 11/10/2025 (a)	6,284	6,284
Lendingpoint Funding Trust Series 2018-1, Class A2, 5.77%, 11/15/2024 ‡ (a) (l)	14,200	14,200
Lendmark Funding Trust
Series 2018-1A, Class D, 6.25%, 12/21/2026 ‡ (a)	7,750	7,984
Series 2018-2A, Class D, 6.78%, 4/20/2027 (a)	8,970	9,332
Long Beach Mortgage Loan Trust Series 2004-1, Class M3, 2.76%, 2/25/2034 ‡ (l)	53	53
LV Tower 52 Issuer
Series 2013-1, Class A, 5.75%, 7/15/2019 ‡ (a)	9,345	9,391
Series 2013-1, Class M, 7.75%, 7/15/2019 ‡ (a)	11,002	11,057
Mariner Finance Issuance Trust Series 2018-AA, Class D, 6.57%, 11/20/2030 (a)	10,000	10,366
Marlette Funding Trust
Series 2018-1A, Class C, 3.69%, 3/15/2028 (a)	4,250	4,282
Series 2018-2A, Class A, 3.06%, 7/17/2028 (a)	1,426	1,427
Mercedes-Benz Auto Lease Trust Series 2018-A, Class A3, 2.41%, 2/16/2021	4,845	4,848
Mid-State Capital Corp. Trust
Series 2005-1, Class A, 5.75%, 1/15/2040	108	117
Series 2005-1, Class M1, 6.11%, 1/15/2040 ‡	2,568	2,800
Series 2006-1, Class A, 5.79%, 10/15/2040 (a)	1,383	1,526
Series 2006-1, Class M1, 6.08%, 10/15/2040 ‡ (a)	1,678	1,868
Series 2006-1, Class M2, 6.74%, 10/15/2040 ‡ (a)	670	762
Morgan Stanley ABS Capital I, Inc. Trust Series 2003-SD1, Class M1, 3.96%, 3/25/2033 ‡ (l)	254	248
MVW Owner Trust
Series 2019-1A, Class B, 3.00%, 11/20/2036 ‡ (a)	16,329	16,508
Series 2019-1A, Class C, 3.33%, 11/20/2036 (a) ‡	6,893	6,988
New Century Home Equity Loan Trust
Series 2003-5, Class AI6, 5.04%, 11/25/2033 ‡ (j)	403	411
Series 2005-1, Class M1, 2.38%, 3/25/2035 ‡ (l)	466	468
Nissan Auto Receivables Owner Trust Series 2017-C, Class A3, 2.12%, 4/18/2022	8,681	8,689
OL SP LLC
Series 2018, Class A, 4.16%, 2/9/2030	4,077	4,139
Series 2018, Class C, 4.25%, 2/9/2030 ‡	1,104	1,092
Series 2018, Class B, 4.61%, 2/9/2030 ‡	1,274	1,297
OnDeck Asset Securitization Trust LLC Series 2018-1A, Class A, 3.50%, 4/18/2022 (a)	7,250	7,258
OneMain Direct Auto Receivables Trust
Series 2017-2A, Class D, 3.42%, 10/15/2024 (a)	7,062	7,114
Series 2018-1A, Class C, 3.85%, 10/14/2025 (a)	15,882	16,277

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
OneMain Financial Issuance Trust
Series 2015-1A, Class C, 5.12%, 3/18/2026 ‡ (a)	1,481	1,483
Series 2016-1A, Class A, 3.66%, 2/20/2029 (a)	1,047	1,050
Series 2016-1A, Class B, 4.57%, 2/20/2029 ‡ (a)	4,000	4,034
Series 2016-1A, Class C, 6.00%, 2/20/2029 (a)	7,400	7,547
Series 2019-1A, Class E, 5.69%, 2/14/2031 ‡ (a)	16,475	17,018
Oportun Funding VI LLC Series 2017-A, Class A, 3.23%, 6/8/2023 (a)	3,915	3,916
Oportun Funding VIII LLC Series 2018-A, Class A, 3.61%, 3/8/2024 (a)	10,408	10,513
Oportun Funding XIII LLC Series 2019-A, Class B, 3.87%, 8/8/2025 ‡ (a)	13,725	13,797
Orange Lake Timeshare Trust Series 2019-A, Class D, 4.93%, 4/9/2038 ‡ (a)	6,745	6,882
Prestige Auto Receivables Trust Series 2016-2A, Class D, 3.91%, 11/15/2022 (a)	4,452	4,505
Pretium Mortgage Credit Partners I LLC Series 2019-CFL1, Class A2, 4.95%, 1/25/2059 ‡ (a) (j)	7,410	7,403
Progress Residential Trust
Series 2015-SFR3, Class D, 4.67%, 11/12/2032 ‡ (a)	3,154	3,151
Series 2015-SFR3, Class E, 5.66%, 11/12/2032 (a)	5,580	5,575
Series 2017-SFR2, Class D, 3.60%, 12/17/2034 ‡ (a)	1,529	1,537
Series 2017-SFR2, Class E, 4.14%, 12/17/2034 ‡ (a)	7,851	7,913
Series 2017-SFR2, Class F, 4.84%, 12/17/2034 ‡ (a)	4,133	4,188
Series 2018-SFR1, Class F, 4.78%, 3/17/2035 ‡ (a)	3,655	3,718
Series 2018-SFR3, Class E, 4.87%, 10/17/2035 ‡ (a)	10,490	10,829
Series 2019-SFR4, Class E, 3.44%, 10/17/2036 (a) ‡	8,180	8,169
Prosper Marketplace Issuance Trust
Series 2017-3A, Class B, 3.36%, 11/15/2023 ‡ (a)	1,065	1,066
Series 2019-2A, Class A, 3.20%, 9/15/2025 (a)	21,301	21,380
Purchasing Power Funding LLC Series 2018-A, Class D, 4.66%, 8/15/2022 ‡ (a)	6,610	6,619
Renew (Cayman Islands)
Series 2017-1A, Class A, 3.67%, 9/20/2052 (a)	2,037	2,104
Series 2017-1A, Class B, 5.75%, 9/20/2052 ‡ (a)	2,655	2,650
Series 2017-2A, Class A, 3.22%, 9/22/2053 (a)	23,500	23,993
Rice Park Financing Trust Series 2016-A, Class A, 4.63%, 10/31/2041 ‡ (a)	6,725	6,725
Santander Drive Auto Receivables Trust
Series 2017-1, Class C, 2.58%, 5/16/2022	4,272	4,276
Series 2017-1, Class D, 3.17%, 4/17/2023	10,148	10,242
Series 2018-1, Class D, 3.32%, 3/15/2024	13,804	13,970
Series 2019-1, Class C, 3.42%, 4/15/2025	9,150	9,316
Series 2019-2, Class D, 3.22%, 7/15/2025	28,260	28,897
Santander Prime Auto Issuance Notes Trust Series 2018-A, Class E, 5.04%, 9/15/2025 (a)	5,032	5,125
Santander Retail Auto Lease Trust
Series 2018-A, Class A3, 2.93%, 5/20/2021 (a)	11,769	11,812
Series 2018-A, Class D, 3.75%, 12/20/2022 (a)	34,310	34,659
Santander Revolving Auto Loan Trust
Series 2019-A, Class C, 3.00%, 1/26/2032 (a)	10,750	10,732
Series 2019-A, Class D, 3.45%, 1/26/2032 (a)	7,500	7,489
Securitized Asset-Backed Receivables LLC Trust Series 2006-CB1, Class AF2, 3.28%, 1/25/2036 ‡ (j)	189	170
Sierra Timeshare Receivables Funding LLC Series 2019-1A, Class D, 4.75%, 1/20/2036 ‡ (a)	6,801	6,922
SoFi Consumer Loan Program LLC Series 2016-2, Class A, 3.09%, 10/27/2025 (a)	389	391
SoFi Professional Loan Program LLC Series 2018-A, Class A2A, 2.39%, 2/25/2042 (a)	888	889
Soundview Home Loan Trust Series 2007-OPT1, Class 2A1, 1.79%, 6/25/2037 ‡ (l)	1,092	815
Spirit Airlines Pass-Through Trust Series 2017-1, Class AA, 3.38%, 2/15/2030	764	792
Springleaf Funding Trust
Series 2015-BA, Class B, 3.80%, 5/15/2028 ‡ (a)	11,450	11,606

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
Series 2016-AA, Class C, 4.72%, 11/15/2029 (a)	14,000	14,038
Spruce ABS Trust Series 2016-E1, Class B, 6.90%, 6/15/2028 ‡ (a)	9,290	9,712
Tidewater Auto Receivables Trust Series 2018-AA, Class D, 4.30%, 11/15/2024 (a)	2,214	2,259
Tricolor Auto Securitization Trust
Series 2018-1A, Class A, 5.05%, 12/15/2020 (a)	5,054	5,070
Series 2018-1A, Class B, 7.30%, 2/16/2021 (a)	8,600	8,682
Series 2018-2A, Class D, 7.98%, 8/15/2022 (a)	15,210	15,436
Tricon American Homes Trust
Series 2016-SFR1, Class C, 3.49%, 11/17/2033 ‡ (a)	3,083	3,101
Series 2019-SFR1, Class F, 3.75%, 3/17/2038 (a) ‡	7,000	6,994
UAL Pass-Through Trust Series 2007-1, 6.64%, 7/2/2022	871	921
United Airlines Pass-Through Trust
Series 2013-1, Class A, 4.30%, 8/15/2025	527	568
Series 2014-1, Class A, 4.00%, 4/11/2026	2,811	2,993
Series 2014-2, Class A, 3.75%, 9/3/2026	464	490
Series 2016-1, Class AA, 3.10%, 7/7/2028	301	307
Series 2016-1, Class A, 3.45%, 7/7/2028	311	322
Series 2016-2, Class AA, 2.88%, 10/7/2028	1,610	1,625
Series 2018-1, Class AA, 3.50%, 3/1/2030	17,236	18,287
Series 2018-1, Class A, 3.70%, 3/1/2030	1,236	1,278
Series 2019-1, Class AA, 4.15%, 8/25/2031	1,680	1,827
Series 2019-1, Class A, 4.55%, 8/25/2031	2,000	2,188
Series 2019-2, Class AA, 2.70%, 5/1/2032	1,861	1,865
US Airways Pass-Through Trust
Series 2012-1, Class A, 5.90%, 10/1/2024	1,714	1,909
Series 2013-1, Class A, 3.95%, 11/15/2025	2,609	2,752
US Auto Funding LLC
Series 2019-1A, Class C, 5.34%, 3/15/2023 (a)	5,000	5,091
Series 2018-1A, Class B, 7.50%, 7/15/2023 (a)	2,851	2,927
USASF Receivables LLC Series 2017-1, Class B, 7.63%, 9/15/2030 (a)	1,714	1,723
Verizon Owner Trust
Series 2016-2A, Class A, 1.68%, 5/20/2021 (a)	533	533
Series 2017-2A, Class A, 1.92%, 12/20/2021 (a)	6,693	6,691
Series 2018-1A, Class A1A, 2.82%, 9/20/2022 (a)	31,246	31,460
Series 2019-A, Class A1A, 2.93%, 9/20/2023	8,965	9,115
Veros Automobile Receivables Trust
Series 2017-1, Class B, 3.98%, 4/17/2023 (a)	9,598	9,594
Series 2018-1, Class D, 5.74%, 8/15/2025 (a)	6,700	6,823
VM DEBT TRUST Series 2019-1, 9.50%, 5/31/2024	55,000	55,000
VOLT LXIV LLC Series 2017-NP11, Class A1, 3.38%, 10/25/2047 ‡ (a) (j)	8,701	8,721
VOLT LXXII LLC Series 2018-NPL8, Class A1B, 4.65%, 10/26/2048 ‡ (a) (j)	30,100	30,273
VOLT LXXV LLC
Series 2019-NPL1, Class A1A, 4.34%, 1/25/2049 ‡ (a) (j)	17,484	17,615
Series 2019-NPL1, Class A1B, 4.83%, 1/25/2049 ‡ (a) (j)	14,000	14,140
VOLT LXXXIII LLC Series 2019-NPL9, Class A1B, 4.09%, 11/26/2049 (a) (j)	16,620	16,604
VOLT Trust Series 2018-FT1, Class A1, 3.26%, 1/27/2023 (l)	2,223	2,213
Westgate Resorts LLC
Series 2018-1A, Class A, 3.38%, 12/20/2031 (a)	9,684	9,795
Series 2018-1A, Class B, 3.58%, 12/20/2031 ‡ (a)	7,257	7,340
Westlake Automobile Receivables Trust
Series 2017-1A, Class D, 3.46%, 10/17/2022 (a)	2,402	2,420
Series 2018-1A, Class D, 3.41%, 5/15/2023 (a)	3,150	3,186
Series 2017-1A, Class E, 5.05%, 8/15/2024 (a)	4,750	4,837
World Financial Network Credit Card Master Trust Series 2019-A, Class A, 3.14%, 12/15/2025	16,200	16,554

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
World Omni Auto Receivables Trust Series 2018-B, Class A3, 2.87%, 7/17/2023	40,000	40,372
World Omni Automobile Lease Securitization Trust
Series 2018-A, Class A3, 2.83%, 7/15/2021	11,571	11,614
Series 2018-A, Class A4, 2.94%, 5/15/2023	6,825	6,873

TOTAL ASSET-BACKED SECURITIES (Cost $2,451,573)		2,485,151

U.S. TREASURY OBLIGATIONS — 15.0%
U.S. Treasury Bonds
7.88%, 2/15/2021	2,625	2,815
8.13%, 5/15/2021	13,600	14,862
8.13%, 8/15/2021	10,000	11,074
8.00%, 11/15/2021	7,920	8,875
5.50%, 8/15/2028	51,594	67,104
5.25%, 2/15/2029	2,500	3,239
4.50%, 2/15/2036	44,389	60,173
4.50%, 5/15/2038	3,890	5,383
3.50%, 2/15/2039	85	105
4.50%, 8/15/2039	20,320	28,308
4.38%, 5/15/2040	8,674	11,957
4.75%, 2/15/2041	52,270	75,753
4.38%, 5/15/2041	37,318	51,692
2.75%, 8/15/2042	9,000	9,915
2.75%, 11/15/2042	83,162	91,641
3.63%, 8/15/2043	17,780	22,510
3.75%, 11/15/2043	112,372	145,109
2.50%, 2/15/2045	65,708	69,453
3.00%, 5/15/2045	8,910	10,304
2.88%, 8/15/2045	45,620	51,627
3.00%, 11/15/2045	54,768	63,471
2.50%, 5/15/2046	118,245	125,132
2.25%, 8/15/2046	4,780	4,816
2.75%, 11/15/2047	73,700	81,985
3.38%, 11/15/2048	17,260	21,582
2.25%, 8/15/2049	830	837
U.S. Treasury Inflation Indexed Bonds 3.63%, 4/15/2028	1,000	2,031
U.S. Treasury Notes
2.13%, 8/15/2021	2,000	2,015
2.88%, 10/15/2021	1,000	1,022
1.75%, 5/31/2022	352,067	353,222
2.13%, 6/30/2022 (n)	160,000	162,069
2.00%, 8/15/2025	11,953	12,155
1.63%, 5/15/2026	10,909	10,850
1.63%, 8/15/2029	1,170	1,153
U.S. Treasury STRIPS Bonds
1.58%, 2/15/2020 (o)	25	25
3.04%, 5/15/2020 (o)	4,716	4,681
1.55%, 8/15/2020 (o)	1,050	1,037
2.24%, 2/15/2021 (o)	8,165	7,998
2.65%, 5/15/2021 (o)	13,330	13,015
1.63%, 2/15/2022 (o)	18,650	17,967
2.41%, 5/15/2022 (o)	7,390	7,091
4.31%, 11/15/2022 (o)	5,000	4,761
2.95%, 2/15/2023 (o)	225	213
2.09%, 8/15/2023 (o)	15	14
5.80%, 2/15/2028 (o)	2,615	2,245
3.30%, 5/15/2028 (o)	73,010	62,334
1.91%, 8/15/2028 (o)	44,729	37,994
3.32%, 11/15/2028 (o)	41,180	34,792
2.19%, 5/15/2029 (o)	61,050	51,036
2.43%, 5/15/2032 (o)	15,038	11,705
3.29%, 5/15/2033 (o)	54,922	41,628
5.03%, 11/15/2033 (o)	38,350	28,698
2.79%, 2/15/2035 (o)	42,540	30,847
2.87%, 8/15/2040 (o)	60,000	37,574
2.72%, 8/15/2041 (o)	107,505	65,423
3.20%, 2/15/2042 (o)	50,400	30,639
3.24%, 5/15/2042 (o)	73,950	44,684
3.27%, 11/15/2042 (o)	21,800	12,849
U.S. Treasury STRIPS Notes 1.70%, 2/15/2020 (o)	3,115	3,105

TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,972,757)		2,136,594

COMMERCIAL MORTGAGE-BACKED SECURITIES — 10.3%
20 Times Square Trust Series 2018-20TS, Class F, 3.20%, 5/15/2035 ‡ (a) (l)	24,120	23,729
BAMLL Commercial Mortgage Securities Trust
Series 2012-PARK, Class A, 2.96%, 12/10/2030 (a)	2,985	3,066
Series 2016-FR14, Class A, 2.95%, 2/27/2048 (a) (l)	8,400	8,241
BAMLL Re-REMIC Trust
Series 2016-FR16, Class A, 0.93%, 5/27/2021 (a) (l)	5,750	5,600
Series 2013-FRR2, Class B, PO, 9/26/2022 (a)	8,992	8,047
Series 2014-FRR4, Class BK29, PO, 4/27/2023 (a)	8,600	6,799
Series 2013-FRR3, Class A, PO, 6/26/2023 (a)	14,650	12,704
Series 2016-FR13, Class A, 1.62%, 8/27/2045 (a) (l)	16,500	15,483
Series 2014-FRR5, Class A714, PO, 1/27/2047 (a)	3,050	2,950

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
Series 2014-FRR5, Class BK37, PO, 1/27/2047 (a)	10,000	8,219
Series 2014-FRR5, Class AK37, 2.58%, 1/27/2047 (a) (l)	15,000	14,204
Series 2014-FRR8, Class A, 2.17%, 11/26/2047 (a) (l)	12,000	10,877
Bancorp Commercial Mortgage Trust Series 2019-CRE6, Class D, 4.22%, 9/15/2036 ‡ (a) (l)	3,000	3,007
BANK Series 2019-BN19, Class A3, 3.18%, 8/15/2061	10,000	10,502
BBCCRE Trust Series 2015-GTP, Class A, 3.97%, 8/10/2033 (a)	9,400	10,109
BB-UBS Trust
Series 2012-TFT, Class A, 2.89%, 6/5/2030 (a)	972	972
Series 2012-SHOW, Class A, 3.43%, 11/5/2036 (a)	13,922	14,548
Series 2012-SHOW, Class E, 4.16%, 11/5/2036 (a) (l)	12,692	12,752
BCRR Trust
Series 2014-FRR1, Class A716, PO, 8/26/2047 (a)	21,000	19,647
Series 2014-FRR1, Class B716, PO, 8/26/2047 ‡ (a)	14,335	13,136
BWAY Mortgage Trust Series 2013-1515, Class F, 4.06%, 3/10/2033 ‡ (a) (l)	5,000	5,091
BXMT Ltd. Series 2017-FL1, Class D, 4.46%, 6/15/2035 ‡ (a) (l)	8,500	8,500
Capmark Mortgage Securities, Inc. Series 1998-C2, Class X, IO, 1.30%, 5/15/2035 ‡ (l)	6,551	48
CD Commercial Mortgage Trust Series 2007-CD4, Class XC, IO, 1.04%, 12/11/2049 ‡ (a) (l)	58	2
CFCRE Commercial Mortgage Trust Series 2011-C2, Class D, 5.93%, 12/15/2047 ‡ (a) (l)	5,000	5,163
Commercial Mortgage Trust
Series 2013-WWP, Class A2, 3.42%, 3/10/2031 (a)	6,100	6,365
Series 2018-HOME, Class A, 3.94%, 4/10/2033 (a) (l)	23,900	25,922
Series 2006-GG7, Class AM, 5.81%, 7/10/2038 (l)	1,146	1,152
Series 2012-CR2, Class XA, IO, 1.80%, 8/15/2045 ‡ (l)	20,546	718
Series 2015-CR24, Class A5, 3.70%, 8/10/2048	8,032	8,582
Series 2015-CR25, Class A4, 3.76%, 8/10/2048	6,856	7,346
Credit Suisse Commercial Mortgage Trust Series 2007-C2, Class AX, IO, 0.04%, 1/15/2049 ‡ (a) (l)	9,925	—	(e)
CSAIL Commercial Mortgage Trust
Series 2017-CX10, Class UESC, 4.38%, 10/15/2032 ‡ (a) (l)	19,159	19,481
Series 2015-C3, Class A4, 3.72%, 8/15/2048	12,304	13,096
CSMC OA LLC Series 2014-USA, Class D, 4.37%, 9/15/2037 ‡ (a)	15,200	15,040
DBUBS Mortgage Trust Series 2011-LC2A, Class XA, IO, 1.22%, 7/10/2044 ‡ (a) (l)	10,085	109
Exantas Capital Corp. Ltd. (Cayman Islands)
Series 2018-RSO6, Class C, 3.61%, 6/15/2035 ‡ (a) (l)	4,808	4,806
Series 2018-RSO6, Class D, 4.26%, 6/15/2035 ‡ (a) (l)	4,000	4,002
FHLMC, Multifamily Structured Pass-Through Certificates
Series KJ13, Class A2, 2.86%, 8/25/2022	12,210	12,448
Series KJ18, Class A2, 3.07%, 8/25/2022	8,633	8,843
Series KJ09, Class A2, 2.84%, 9/25/2022	4,494	4,587
Series KJ07, Class A2, 2.31%, 12/25/2022	16,458	16,646
Series K727, Class AM, 3.04%, 7/25/2024	10,471	10,902
Series K048, Class A2, 3.28%, 6/25/2025 (l)	13,500	14,341
Series KC02, Class A2, 3.37%, 7/25/2025	31,000	32,509
Series KS07, Class A2, 2.74%, 9/25/2025	21,600	22,431
Series KJ17, Class A2, 2.98%, 11/25/2025	12,710	13,282
Series K052, Class A2, 3.15%, 11/25/2025	3,791	4,009
Series KS06, Class A2, 2.72%, 7/25/2026	10,080	10,464
Series K058, Class AM, 2.72%, 8/25/2026 (l)	20,000	20,647
Series K061, Class AM, 3.44%, 11/25/2026 (l)	10,012	10,776
Series K063, Class AM, 3.51%, 1/25/2027 (l)	25,610	27,672
Series K065, Class A2, 3.24%, 4/25/2027	6,633	7,099
Series K065, Class AM, 3.33%, 5/25/2027	3,557	3,814

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
Series K069, Class A2, 3.19%, 9/25/2027 (l)	10,340	11,032
Series K070, Class A2, 3.30%, 11/25/2027 (l)	6,045	6,498
Series K073, Class A2, 3.35%, 1/25/2028	14,087	15,232
Series W5FX, Class AFX, 3.34%, 4/25/2028 (l)	9,910	10,517
Series KS11, Class AFX2, 2.65%, 6/25/2029	50,000	51,672
Series K152, Class A2, 3.08%, 1/25/2031	8,843	9,279
FNMA ACES
Series 2011-M8, Class A2, 2.92%, 8/25/2021	454	458
Series 2013-M7, Class A2, 2.28%, 12/27/2022	2,157	2,172
Series 2014-M3, Class A2, 3.50%, 1/25/2024 (l)	7,059	7,421
Series 2014-M13, Class A2, 3.02%, 8/25/2024 (l)	8,909	9,238
Series 2015-M1, Class A2, 2.53%, 9/25/2024	12,965	13,255
Series 2015-M3, Class A2, 2.72%, 10/25/2024	10,000	10,293
Series 2015-M7, Class A2, 2.59%, 12/25/2024	12,398	12,681
Series 2015-M2, Class A3, 3.15%, 12/25/2024 (l)	18,676	19,494
Series 2015-M8, Class A2, 2.90%, 1/25/2025 (l)	11,700	12,101
Series 2015-M5, Class A1, 2.97%, 3/25/2025 (l)	19,758	20,540
Series 2015-M13, Class A2, 2.80%, 6/25/2025 (l)	1,808	1,860
Series 2016-M6, Class A2, 2.49%, 5/25/2026	9,100	9,296
Series 2016-M7, Class A2, 2.50%, 9/25/2026	10,328	10,476
Series 2017-M1, Class A2, 2.50%, 10/25/2026 (l)	10,660	10,846
Series 2017-M3, Class A2, 2.57%, 12/25/2026 (l)	17,000	17,364
Series 2015-M10, Class A2, 3.09%, 4/25/2027 (l)	8,528	8,983
Series 2017-M8, Class A2, 3.06%, 5/25/2027 (l)	10,260	10,808
Series 2018-M2, Class A2, 3.00%, 1/25/2028 (l)	30,000	31,255
Series 2018-M4, Class A2, 3.14%, 3/25/2028 (l)	11,282	11,880
Series 2018-M7, Class A2, 3.15%, 3/25/2028 (l)	30,256	31,985
Series 2018-M10, Class A2, 3.50%, 7/25/2028 (l)	20,853	22,527
Series 2018-M14, Class A2, 3.70%, 8/25/2028 (l)	36,222	39,866
Series 2019-M1, Class A2, 3.67%, 9/25/2028 (l)	57,380	62,951
Series 2019-M2, Class A2, 3.75%, 11/25/2028 (l)	39,845	43,928
Series 2019-M7, Class A2, 3.14%, 4/25/2029	20,540	21,844
Series 2017-M5, Class A2, 3.30%, 4/25/2029 (l)	30,277	32,343
Series 2019-M12, Class A2, 2.89%, 5/25/2029 (l)	27,815	29,125
Series 2018-M3, Class A2, 3.19%, 2/25/2030 (l)	7,528	8,009
FREMF Mortgage Trust
Series 2015-K720, Class B, 3.51%, 7/25/2022 (a) (l)	11,227	11,450
Series 2015-K720, Class C, 3.51%, 7/25/2022 (a) (l)	11,500	11,580
Series 2017-K727, Class C, 3.87%, 7/25/2024 (a) (l)	3,200	3,272
Series 2013-K25, Class C, 3.74%, 11/25/2045 (a) (l)	4,156	4,247
Series 2014-K38, Class C, 4.79%, 6/25/2047 (a) (l)	4,750	5,045
Series 2014-K39, Class C, 4.28%, 8/25/2047 (a) (l)	7,000	7,278
Series 2015-K721, Class B, 3.68%, 11/25/2047 (a) (l)	2,585	2,656
Series 2014-K40, Class C, 4.21%, 11/25/2047 (a) (l)	8,542	8,976
Series 2015-K718, Class C, 3.66%, 2/25/2048 (a) (l)	4,000	4,070
Series 2015-K45, Class B, 3.71%, 4/25/2048 (a) (l)	8,920	9,217
Series 2015-K46, Class C, 3.82%, 4/25/2048 (a) (l)	3,545	3,607
Series 2015-K48, Class B, 3.76%, 8/25/2048 (a) (l)	16,085	16,620
Series 2015-K51, Class B, 4.09%, 10/25/2048 (a) (l)	2,750	2,894
Series 2016-K55, Class B, 4.30%, 4/25/2049 (a) (l)	10,000	10,637
Series 2016-K56, Class B, 4.07%, 6/25/2049 (a) (l)	3,549	3,764
Series 2016-K722, Class B, 3.97%, 7/25/2049 (a) (l)	8,010	8,319
Series 2017-K68, Class B, 3.98%, 10/25/2049 (a) (l)	9,423	9,936
Series 2016-K59, Class B, 3.70%, 11/25/2049 (a) (l)	4,714	4,866
Series 2017-K63, Class B, 4.00%, 2/25/2050 (a) (l)	11,895	12,502
Series 2018-K74, Class B, 4.23%, 2/25/2051 (a) (l)	10,000	10,637

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
FRR Re-REMIC Trust
Series 2018-C1, Class A720, 3.01%, 8/27/2047 (a)	6,500	6,301
Series 2018-C1, Class BK43, 2.91%, 2/27/2048 ‡ (a) (l)	4,000	3,477
Series 2018-C1, Class AK43, 3.05%, 2/27/2048 (a)	5,000	4,692
Series 2018-C1, Class A725, 2.76%, 2/27/2050 (a)	3,000	2,759
Series 2018-C1, Class B725, 3.12%, 2/27/2050 ‡ (a) (l)	6,680	5,986
GS Mortgage Securities Trust Series 2019-GC38, Class A4, 3.97%, 2/10/2052	31,100	34,578
Independence Plaza Trust Series 2018-INDP, Class A, 3.76%, 7/10/2035 (a)	16,270	17,205
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2005-CB11, Class X1, IO, 0.15%, 8/12/2037 ‡ (a) (l)	3,937	1
Series 2006-CB15, Class X1, IO, 0.35%, 6/12/2043 ‡ (l)	4,607	6
Series 2010-C2, Class XA, IO, 1.72%, 11/15/2043 ‡ (a) (l)	4,093	27
Series 2006-LDP8, Class X, IO, 0.30%, 5/15/2045 ‡ (l)	208	—	(e)
JPMCC Re-REMIC Trust
Series 2015-FRR2, Class AK36, 2.21%, 12/27/2046 (a) (l)	5,000	4,758
Series 2015-FRR2, Class AK39, 2.91%, 8/27/2047 (a) (l)	7,000	6,746
Series 2014-FRR1, Class BK10, 2.46%, 11/27/2049 ‡ (a) (l)	6,875	6,799
MF1 Multifamily Housing Mortgage Loan Trust Series 2019-Q009, Class B, 4.66%, 4/25/2024 ‡ (a) (l)	12,110	12,114
ML-CFC Commercial Mortgage Trust Series 2006-4, Class XC, IO, 0.76%, 12/12/2049 ‡ (a) (l)	1,512	—	(e)
Morgan Stanley Capital I Trust
Series 2007-HQ11, Class X, IO, 0.41%, 2/12/2044 ‡ (a) (l)	528	—	(e)
Series RR Trust Series 2015-1, Class A, PO, 4/26/2048 (a)	3,000	2,333
UBS Commercial Mortgage Trust Series 2012-C1, Class XA, IO, 2.26%, 5/10/2045 (a) (l)	6,808	258
UBS-BAMLL Trust Series 2012-WRM, Class A, 3.66%, 6/10/2030 (a)	2,191	2,247
UBS-Barclays Commercial Mortgage Trust
Series 2012-C2, Class XA, IO, 1.47%, 5/10/2063 ‡ (a) (l)	11,956	341
Series 2012-C2, Class A4, 3.53%, 5/10/2063	1,560	1,606
VNDO Mortgage Trust Series 2012-6AVE, Class A, 3.00%, 11/15/2030 (a)	5,291	5,400
Wachovia Bank Commercial Mortgage Trust Series 2007-C30, Class XC, IO, 0.59%, 12/15/2043 ‡ (a) (l)	959	—	(e)
Wells Fargo Commercial Mortgage Trust Series 2015-C30, Class A4, 3.66%, 9/15/2058	7,598	8,119
Wells Fargo Re-REMIC Trust Series 2013-FRR1, Class AK16, PO, 12/27/2043 (a)	6,000	5,641
WFRBS Commercial Mortgage Trust
Series 2011-C3, Class A4, 4.38%, 3/15/2044 (a)	2,500	2,553
Series 2013-C11, Class D, 4.40%, 3/15/2045 ‡ (a) (l)	6,640	6,738
Worldwide Plaza Trust Series 2017-WWP, Class A, 3.53%, 11/10/2036 (a)	12,837	13,697

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $1,399,259)		1,473,669

COLLATERALIZED MORTGAGE OBLIGATIONS — 5.3%
ACC 1/15/2021 ‡	6,033	6,033
Acre
6.71%, 12/15/2020	17,350	17,350
Series 2017-B, 8.71%, 12/15/2020	12,400	12,400
Adjustable Rate Mortgage Trust Series 2005-5, Class 6A21, 1.94%, 9/25/2035 (l)	3	3
Alternative Loan Trust
Series 2005-J6, Class 2A1, 5.50%, 7/25/2025	19	19
Series 2003-J3, Class 2A1, 6.25%, 12/25/2033	27	27
Series 2004-22CB, Class 1A1, 6.00%, 10/25/2034	542	554
Series 2005-23CB, Class A2, 5.50%, 7/25/2035	273	273
Series 2005-54CB, Class 1A11, 5.50%, 11/25/2035	1,285	1,216

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)		Value (000)
Series 2005-86CB, Class A11, 5.50%, 2/25/2036	509		437
Series 2006-26CB, Class A9, 6.50%, 9/25/2036	147		117
American General Mortgage Loan Trust Series 2006-1, Class A5, 5.75%, 12/25/2035 (a) (l)	15		15
Angel Oak Mortgage Trust LLC Series 2017-1, Class A3, 3.64%, 1/25/2047 (a) (l)	221		221
Antler Mortgage Trust
Series 2018-RTL1, Class A2, 4.70%, 7/25/2022 (a)	7,000		7,091
Series 2019-RTL1, Class M, 6.90%, 1/25/2023 ‡ (a) (l)	14,722		15,078
Banc of America Alternative Loan Trust Series 2004-6, Class 4A1, 5.00%, 7/25/2019	13		14
Banc of America Funding Trust
Series 2005-E, Class 4A1, 4.50%, 3/20/2035 (l)	47		47
Series 2005-5, Class 3A5, 5.50%, 8/25/2035	1,500		1,569
Series 2005-7, Class 30PO, PO, 11/25/2035 ‡	63		55
Banc of America Mortgage Trust
Series 2004-2, Class 2A4, 5.50%, 3/25/2034	46		46
Series 2004-F, Class 1A1, 4.70%, 7/25/2034 (l)	140		146
BCAP LLC Trust Series 2009-RR5, Class 8A1, 5.50%, 11/26/2034 (a) (l)	25		26
Bear Stearns ARM Trust Series 2003-7, Class 3A, 4.34%, 10/25/2033 (l)	62		63
Bear Stearns Mortgage Securities, Inc. Series 1997-6, Class 1A, 6.31%, 3/25/2031 (l)	1		1
Chase Mortgage Finance Trust Series 2007-A2, Class 2A1, 4.23%, 7/25/2037 (l)	872		881
CHL Mortgage Pass-Through Trust
Series 2004-J1, Class 2A1, 4.75%, 1/25/2019	—	(e)	—	(e)
Series 2004-8, Class 2A1, 4.50%, 6/25/2019	4		4
Series 2004-J7, Class 2A2, 4.50%, 8/25/2019	43		44
Series 2004-3, Class A25, 5.75%, 4/25/2034	156		157
Series 2004-5, Class 2A9, 5.25%, 5/25/2034	205		208
Series 2005-22, Class 2A1, 3.63%, 11/25/2035 (l)	286		259
Citicorp Mortgage Securities Trust Series 2006-1, Class 2A1, 5.00%, 2/25/2021	9		9
Citigroup Mortgage Loan Trust Series 2009-3, Class 5A2, 6.00%, 2/25/2037 (a) (l)	301		304
Citigroup Mortgage Loan Trust, Inc.
Series 2004-UST1, Class A3, 3.95%, 8/25/2034 (l)	58		60
Series 2004-HYB4, Class AA, 2.04%, 12/25/2034 (l)	54		53
Credit Suisse First Boston Mortgage Securities Corp.
Series 2005-7, Class 5A1, 4.75%, 8/25/2020	1		1
Series 2005-1, Class 1A16, 5.50%, 2/25/2035	121		122
CSFB Mortgage-Backed Pass-Through Certificates
Series 2005-10, Class 6A13, 5.50%, 11/25/2035	312		241
Series 2005-10, Class 10A4, 6.00%, 11/25/2035	219		109
Csma Consulting Ltd. (United Kingdom) 7/31/2023 ‡	34,317		34,317
CVS Pass-Through Trust
Series 2009, 8.35%, 7/10/2031 (a)	293		375
5.77%, 1/10/2033 (a)	369		419
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust Series 2005-3, Class 4APO, PO, 6/25/2035 ‡	35		31
DLJ Mortgage Acceptance Corp. Series 1993-19, Class A7, 6.75%, 1/25/2024	108		109
DT Asset Trust 5.84%, 12/16/2022	9,000		9,006
FHLMC - GNMA
Series 24, Class J, 6.25%, 11/25/2023	185		195
Series 23, Class KZ, 6.50%, 11/25/2023	25		27
Series 31, Class Z, 8.00%, 4/25/2024	25		26
FHLMC, REMIC
Series 1316, Class Z, 8.00%, 6/15/2022	14		15
Series 1343, Class LB, 7.50%, 8/15/2022	5		5
Series 1351, Class TF, HB, 1,010.00%, 8/15/2022	—	(e)	1
Series 198, Class Z, 8.50%, 9/15/2022	—	(e)	—	(e)
Series 1456, Class Z, 7.50%, 1/15/2023	10		11
Series 1543, Class VN, 7.00%, 7/15/2023	75		80

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
Series 1911, Class SD, IF, IO, 10.17%, 7/15/2023 (l)	28	4
Series 2033, Class K, 6.05%, 8/15/2023	104	110
Series 1577, Class PV, 6.50%, 9/15/2023	68	73
Series 1608, Class L, 6.50%, 9/15/2023	139	148
Series 3890, Class ET, 5.50%, 11/15/2023	103	108
Series 1630, Class PK, 6.00%, 11/15/2023	54	57
Series 1611, Class Z, 6.50%, 11/15/2023	133	142
Series 1628, Class LZ, 6.50%, 12/15/2023	106	112
Series 2756, Class NA, 5.00%, 2/15/2024	94	97
Series 1671, Class I, 7.00%, 2/15/2024	81	84
Series 1671, Class QC, IF, 10.00%, 2/15/2024 (l)	16	18
Series 1695, Class G, HB, IF, 26.24%, 3/15/2024 (l)	11	13
Series 1710, Class GB, HB, IF, 39.73%, 4/15/2024 (l)	7	10
Series 2989, Class TG, 5.00%, 6/15/2025	186	195
Series 3005, Class ED, 5.00%, 7/15/2025	308	324
Series 4030, Class IL, IO, 3.50%, 4/15/2027	1,449	103
Series 4060, Class TB, 2.50%, 6/15/2027	4,000	3,974
Series 2022, Class PE, 6.50%, 1/15/2028	20	22
Series 2036, Class PG, 6.50%, 1/15/2028	104	115
Series 2089, Class PJ, IO, 7.00%, 10/15/2028	20	2
Series 2091, Class PG, 6.00%, 11/15/2028	347	382
Series 2116, Class ZA, 6.00%, 1/15/2029	77	86
Series 2148, Class ZA, 6.00%, 4/15/2029	21	23
Series 2995, Class FT, 2.02%, 5/15/2029 (l)	103	102
Series 2530, Class SK, IF, IO, 6.33%, 6/15/2029 (l)	332	52
Series 2201, Class C, 8.00%, 11/15/2029	60	68
Series 3648, Class CY, 4.50%, 3/15/2030	680	729
Series 3737, Class DG, 5.00%, 10/15/2030	232	246
Series 2293, Class ZA, 6.00%, 3/15/2031	120	135
Series 2310, Class Z, 6.00%, 4/15/2031	16	18
Series 2313, Class LA, 6.50%, 5/15/2031	7	7
Series 2325, Class JO, PO, 6/15/2031	61	56
Series 2330, Class PE, 6.50%, 6/15/2031	172	195
Series 2410, Class QB, 6.25%, 2/15/2032	300	343
Series 2534, Class SI, IF, 16.47%, 2/15/2032 (l)	40	57
Series 2427, Class GE, 6.00%, 3/15/2032	668	753
Series 2430, Class WF, 6.50%, 3/15/2032	533	614
Series 2594, Class IV, IO, 7.00%, 3/15/2032	91	11
Series 2643, Class SA, HB, IF, 34.03%, 3/15/2032 (l)	18	33
Series 2466, Class DH, 6.50%, 6/15/2032	100	112
Series 4146, Class KI, IO, 3.00%, 12/15/2032	5,240	597
Series 2543, Class YX, 6.00%, 12/15/2032	277	306
Series 2557, Class HL, 5.30%, 1/15/2033	179	200
Series 2586, IO, 6.50%, 3/15/2033	324	34
Series 2610, Class UI, IO, 6.50%, 5/15/2033	214	43
Series 2764, Class S, IF, 9.34%, 7/15/2033 (l)	38	45
Series 2656, Class AC, 6.00%, 8/15/2033	123	142
Series 2733, Class SB, IF, 6.42%, 10/15/2033 (l)	380	417
Series 3005, Class PV, IF, 9.95%, 10/15/2033 (l)	7	8
Series 2699, Class W, 5.50%, 11/15/2033	272	308
Series 2990, Class SL, IF, 18.02%, 6/15/2034 (l)	32	39
Series 3611, PO, 7/15/2034	71	64
Series 2845, Class QH, 5.00%, 8/15/2034	236	261
Series 2864, Class NS, IF, IO, 5.18%, 9/15/2034 (l)	111	3
Series 2912, Class EH, 5.50%, 1/15/2035	1,061	1,203

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
Series 4710, Class UV, 4.00%, 2/15/2035	2,000	2,124
Series 3059, Class B, 5.00%, 2/15/2035	10	10
Series 2980, Class QB, 6.50%, 5/15/2035	26	31
Series 3031, Class BN, IF, 14.86%, 8/15/2035 (l)	284	503
Series 3117, Class EO, PO, 2/15/2036	135	121
Series 3134, PO, 3/15/2036	41	37
Series 3152, Class MO, PO, 3/15/2036	253	229
Series 3184, Class YO, PO, 3/15/2036	437	420
Series 3138, PO, 4/15/2036	44	40
Series 3187, Class Z, 5.00%, 7/15/2036	1,233	1,352
Series 3542, Class TN, IF, 6.00%, 7/15/2036 (l)	25	29
Series 3201, Class IN, IF, IO, 4.33%, 8/15/2036 (l)	196	19
Series 3202, Class HI, IF, IO, 4.88%, 8/15/2036 (l)	973	150
Series 3855, Class AM, 6.50%, 11/15/2036	236	266
Series 3274, Class B, 6.00%, 2/15/2037	140	155
Series 3292, Class DO, PO, 3/15/2037	77	74
Series 3306, Class TC, IF, 3.98%, 4/15/2037 (l)	22	23
Series 3306, Class TB, IF, 4.52%, 4/15/2037 (l)	25	27
Series 3305, Class IW, IF, IO, 4.68%, 4/15/2037 (l)	320	31
Series 3331, PO, 6/15/2037	52	47
Series 3605, Class NC, 5.50%, 6/15/2037	733	823
Series 3383, Class OP, PO, 11/15/2037	97	87
Series 3409, Class DB, 6.00%, 1/15/2038	578	646
Series 3546, Class A, 4.01%, 2/15/2039 (l)	84	86
Series 3531, Class SM, IF, IO, 4.33%, 5/15/2039 (l)	39	3
Series 3827, Class BD, 4.00%, 8/15/2039	124	125
Series 3572, Class JS, IF, IO, 5.03%, 9/15/2039 (l)	145	20
Series 3592, Class BZ, 5.00%, 10/15/2039	3,404	3,728
Series 3610, Class CA, 4.50%, 12/15/2039	265	286
Series 3609, Class SA, IF, IO, 4.57%, 12/15/2039 (l)	682	109
Series 3653, Class HJ, 5.00%, 4/15/2040	161	179
Series 3677, Class PB, 4.50%, 5/15/2040	2,518	2,751
Series 3852, Class TP, IF, 5.50%, 5/15/2041 (l)	342	375
Series 4374, Class NC, 3.75%, 2/15/2046 (j)	1,373	1,387
FHLMC, STRIPS
Series 186, PO, 8/1/2027	137	128
Series 262, Class 35, 3.50%, 7/15/2042	4,590	4,842
Series 279, Class 35, 3.50%, 9/15/2042	1,483	1,560
Series 323, Class 300, 3.00%, 1/15/2044	5,334	5,485
Series 334, Class 300, 3.00%, 8/15/2044	4,361	4,488
FHLMC, Structured Pass-Through Certificates, Whole Loan Series T-76, Class 2A, 2.27%, 10/25/2037 (l)	370	396
First Horizon Alternative Mortgage Securities Trust Series 2004-AA3, Class A1, 4.07%, 9/25/2034 (l)	177	177
First Horizon Mortgage Pass-Through Trust Series 2004-AR6, Class 2A1, 4.29%, 12/25/2034 (l)	120	124
FNMA Trust, Whole Loan
Series 2003-W3, Class 2A5, 5.36%, 6/25/2042	13	14
Series 2003-W6, Class 1A41, 5.40%, 10/25/2042	149	166
Series 2004-W2, Class 1A, 6.00%, 2/25/2044	212	235
Series 2004-W9, Class 1A3, 6.05%, 2/25/2044	355	397
Series 2004-W2, Class 2A2, 7.00%, 2/25/2044	61	70
Series 2004-W8, Class 3A, 7.50%, 6/25/2044	153	178
Series 2005-W4, Class 1A1, 6.00%, 8/25/2045	250	281
FNMA, Grantor Trust, Whole Loan
Series 2001-T12, IO, 0.51%, 8/25/2041 (l)	14,149	223
Series 2002-T4, IO, 0.40%, 12/25/2041 (l)	29,262	209
Series 2002-T4, Class A2, 7.00%, 12/25/2041	336	385
Series 2002-T4, Class A4, 9.50%, 12/25/2041	548	651

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)		Value (000)
Series 2002-T19, Class A1, 6.50%, 7/25/2042	469		548
Series 2002-T16, Class A2, 7.00%, 7/25/2042	569		667
Series 2004-T2, Class 1A3, 7.00%, 11/25/2043	202		235
Series 2004-T2, Class 1A4, 7.50%, 11/25/2043	232		269
Series 2004-T1, Class 1A1, 6.00%, 1/25/2044	236		266
Series 2004-T3, Class 1IO4, IO, 0.59%, 2/25/2044 (l)	4,464		43
FNMA, REMIC
Series 1990-110, Class H, 8.75%, 9/25/2020	—	(e)	—	(e)
Series 1990-117, Class E, 8.95%, 10/25/2020	—	(e)	—	(e)
Series 2001-4, Class PC, 7.00%, 3/25/2021	15		15
Series G-29, Class O, 8.50%, 9/25/2021	2		2
Series 1991-141, Class PZ, 8.00%, 10/25/2021	4		4
Series 1992-31, Class M, 7.75%, 3/25/2022	3		3
Series G92-30, Class Z, 7.00%, 6/25/2022	—	(e)	—	(e)
Series 1992-101, Class J, 7.50%, 6/25/2022	5		5
Series 1992-79, Class Z, 9.00%, 6/25/2022	3		4
Series G92-62, Class B, PO, 10/25/2022	4		4
Series 1995-4, Class Z, 7.50%, 10/25/2022	46		48
Series 1992-200, Class SK, HB, IF, 22.72%, 11/25/2022 (l)	43		49
Series 1997-37, Class SM, IF, IO, 6.29%, 12/25/2022 (l)	44		2
Series 2003-17, Class EQ, 5.50%, 3/25/2023	158		165
Series 1993-23, Class PZ, 7.50%, 3/25/2023	4		4
Series 1993-56, Class PZ, 7.00%, 5/25/2023	27		28
Series 1993-60, Class Z, 7.00%, 5/25/2023	15		16
Series 1993-79, Class PL, 7.00%, 6/25/2023	25		26
Series 1993-141, Class Z, 7.00%, 8/25/2023	51		54
Series 1993-149, Class M, 7.00%, 8/25/2023	24		25
Series 1993-205, Class H, PO, 9/25/2023	1		1
Series 1993-160, Class ZA, 6.50%, 9/25/2023	43		45
Series 1993-165, Class SA, IF, 15.45%, 9/25/2023 (l)	9		11
Series 1995-19, Class Z, 6.50%, 11/25/2023	184		204
Series 1993-255, Class E, 7.10%, 12/25/2023	9		10
Series 1993-247, Class SM, HB, IF, 25.86%, 12/25/2023 (l)	8		9
Series 1994-29, Class Z, 6.50%, 2/25/2024	89		95
Series 2009-17, Class AI, IO, 5.00%, 3/25/2024	—	(e)	—	(e)
Series 1994-65, Class PK, PO, 4/25/2024	14		13
Series 2009-23, Class MI, IO, 4.50%, 4/25/2024	16		—	(e)
Series 1997-20, Class D, 7.00%, 3/17/2027	90		98
Series 1997-11, Class E, 7.00%, 3/18/2027	20		22
Series 1997-27, Class J, 7.50%, 4/18/2027	9		11
Series 2012-46, Class KI, IO, 3.50%, 5/25/2027	2,149		171
Series 1997-42, Class EG, 8.00%, 7/18/2027	139		156
Series 1997-63, Class ZA, 6.50%, 9/18/2027	90		100
Series 2013-13, Class IK, IO, 2.50%, 3/25/2028	7,532		444
Series 1998-66, Class FB, 2.06%, 12/25/2028 (l)	75		76
Series 1999-47, Class JZ, 8.00%, 9/18/2029	227		261
Series 2000-8, Class Z, 7.50%, 2/20/2030	112		127
Series 2001-36, Class ST, IF, IO, 6.79%, 11/25/2030 (l)	129		27
Series 2001-14, Class Z, 6.00%, 5/25/2031	96		105
Series 2001-16, Class Z, 6.00%, 5/25/2031	129		144
Series 2001-72, Class SB, IF, IO, 5.79%, 12/25/2031 (l)	316		47
Series 2001-81, Class HE, 6.50%, 1/25/2032	605		693
Series 2002-19, Class SC, IF, 11.09%, 3/17/2032 (l)	52		62
Series 2002-56, Class PE, 6.00%, 9/25/2032	685		775

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
Series 2002-86, Class PG, 6.00%, 12/25/2032	517	587
Series 2012-148, Class IE, IO, 3.00%, 1/25/2033	5,968	651
Series 2003-25, Class KP, 5.00%, 4/25/2033	1,601	1,762
Series 2003-22, Class Z, 6.00%, 4/25/2033	330	372
Series 2003-47, Class PE, 5.75%, 6/25/2033	426	479
Series 2003-64, Class SX, IF, 9.30%, 7/25/2033 (l)	29	33
Series 2003-91, Class SD, IF, 9.65%, 9/25/2033 (l)	7	8
Series 2003-130, Class HZ, 6.00%, 1/25/2034	11,640	13,402
Series 2004-72, Class F, 2.21%, 9/25/2034 (l)	134	135
Series 2005-19, Class PB, 5.50%, 3/25/2035	3,000	3,374
Series 2009-89, Class A1, 5.41%, 5/25/2035	704	731
Series 2005-42, Class PS, IF, 12.73%, 5/25/2035 (l)	10	11
Series 2005-51, Class MO, PO, 6/25/2035	16	16
Series 2005-53, Class CS, IF, IO, 4.99%, 6/25/2035 (l)	638	60
Series 2005-65, Class KO, PO, 8/25/2035	88	80
Series 2005-72, Class WS, IF, IO, 5.04%, 8/25/2035 (l)	291	40
Series 2005-84, Class XM, 5.75%, 10/25/2035	136	151
Series 2005-90, Class ES, IF, 12.61%, 10/25/2035 (l)	63	82
Series 2005-106, Class US, IF, 18.30%, 11/25/2035 (l)	59	83
Series 2006-9, Class KZ, 6.00%, 3/25/2036	272	306
Series 2006-22, Class AO, PO, 4/25/2036	158	143
Series 2006-27, Class OB, PO, 4/25/2036	1,036	907
Series 2006-27, Class OH, PO, 4/25/2036	63	58
Series 2006-20, Class IB, IF, IO, 4.88%, 4/25/2036 (l)	270	46
Series 2011-19, Class ZY, 6.50%, 7/25/2036	243	283
Series 2006-77, Class PC, 6.50%, 8/25/2036	280	316
Series 2006-110, PO, 11/25/2036	151	136
Series 2006-128, PO, 1/25/2037	143	127
Series 2007-10, Class Z, 6.00%, 2/25/2037	57	64
Series 2007-22, Class SC, IF, IO, 4.37%, 3/25/2037 (l)	44	2
Series 2007-54, Class IB, IF, IO, 4.70%, 6/25/2037 (l)	4,584	894
Series 2008-93, Class AM, 5.50%, 6/25/2037	69	71
Series 2007-68, Class IA, IO, 6.50%, 6/25/2037	23	2
Series 2007-109, Class YI, IF, IO, 4.74%, 12/25/2037 (l)	2,376	458
Series 2008-91, Class SI, IF, IO, 4.29%, 3/25/2038 (l)	840	81
Series 2010-70, Class SA, IF, IO, 6.00%, 4/25/2038 (l)	918	164
Series 2011-22, Class MA, 6.50%, 4/25/2038	175	179
Series 2008-62, Class SM, IF, IO, 4.49%, 7/25/2038 (l)	719	113
Series 2009-29, Class LA, 1.42%, 5/25/2039 (l)	389	366
Series 2009-52, Class PI, IO, 5.00%, 7/25/2039	323	57
Series 2009-112, Class ST, IF, IO, 4.54%, 1/25/2040 (l)	512	97
Series 2009-112, Class SW, IF, IO, 4.54%, 1/25/2040 (l)	337	45
Series 2010-10, Class NT, 5.00%, 2/25/2040	1,185	1,300
Series 2010-49, Class SC, IF, 9.24%, 3/25/2040 (l)	254	305
Series 2010-35, Class SB, IF, IO, 4.71%, 4/25/2040 (l)	523	67
Series 2010-129, Class PZ, 4.50%, 11/25/2040	3,242	3,501
Series 2011-126, Class KB, 4.00%, 12/25/2041	11,439	12,554
Series 2016-33, Class JA, 3.00%, 7/25/2045	17,192	17,772
Series 2016-38, Class NA, 3.00%, 1/25/2046	12,656	13,043
Series 2007-71, Class GZ, 6.00%, 7/25/2047	181	193
Series 2019-20, Class H, 3.50%, 5/25/2049	19,744	20,233
FNMA, REMIC Trust, Whole Loan
Series 2002-W7, Class IO1, IO, 0.91%, 6/25/2029 (l)	5,283	125
Series 2001-W3, Class A, 7.00%, 9/25/2041 (l)	236	257
Series 2002-W10, IO, 0.92%, 8/25/2042 (l)	2,573	56

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)		Value (000)
Series 2003-W4, Class 2A, 5.80%, 10/25/2042 (l)	92		103
Series 2004-W11, Class 1IO1, IO, 0.35%, 5/25/2044 (l)	12,431		108
FNMA, STRIPS
Series 356, Class 42, IO, 5.50%, 12/25/2019	—	(e)	—	(e)
Series 203, Class 2, IO, 8.00%, 2/25/2023	374		34
Series 266, Class 2, IO, 7.50%, 8/25/2024	71		8
Series 313, Class 1, PO, 6/25/2031	630		570
Series 380, Class S36, IF, IO, 6.19%, 7/25/2037 (l)	161		33
Series 383, Class 68, IO, 6.50%, 9/25/2037	95		18
Series 383, Class 86, IO, 7.00%, 9/25/2037 (l)	56		12
Series 383, Class 69, IO, 6.50%, 10/25/2037 (l)	138		27
FTF Funding II LLC 3.00%, 9/30/2024	13,500		13,504
GLS Funding III LLC
6/15/2020 ‡	10,441		10,442
0.00%, 6/15/2020 ‡	30,335		30,335
GMACM Mortgage Loan Trust
Series 2003-J10, Class A1, 4.75%, 1/25/2019	13		13
Series 2005-AR3, Class 3A4, 3.89%, 6/19/2035 (l)	76		76
GNMA
Series 1997-7, Class ZA, 9.00%, 5/16/2027	42		42
Series 2014-60, Class W, 4.26%, 2/20/2029 (l)	1,533		1,586
Series 2002-13, Class QA, IF, IO, 6.29%, 2/16/2032 (l)	375		5
Series 2002-84, Class PH, 6.00%, 11/16/2032	579		618
Series 2008-29, PO, 2/17/2033	21		20
Series 2003-18, Class PG, 5.50%, 3/20/2033	618		679
Series 2003-52, Class SB, IF, 8.47%, 6/16/2033 (l)	73		85
Series 2003-101, Class SK, IF, IO, 4.80%, 10/17/2033 (l)	1,063		101
Series 2004-2, Class SA, IF, 14.00%, 1/16/2034 (l)	239		341
Series 2004-19, Class KE, 5.00%, 3/16/2034	2,444		2,681
Series 2004-73, Class AE, IF, 11.22%, 8/17/2034 (l)	7		8
Series 2004-86, Class SP, IF, IO, 4.38%, 9/20/2034 (l)	528		51
Series 2004-90, Class SI, IF, IO, 4.38%, 10/20/2034 (l)	445		59
Series 2010-31, Class SK, IF, IO, 4.38%, 11/20/2034 (l)	285		34
Series 2004-105, Class SN, IF, IO, 4.38%, 12/20/2034 (l)	973		89
Series 2005-56, Class IC, IO, 5.50%, 7/20/2035	70		13
Series 2006-23, Class S, IF, IO, 4.78%, 1/20/2036 (l)	233		2
Series 2006-26, Class S, IF, IO, 4.78%, 6/20/2036 (l)	721		91
Series 2006-33, Class PK, 6.00%, 7/20/2036	231		260
Series 2009-81, Class A, 5.75%, 9/20/2036	141		156
Series 2007-7, Class EI, IF, IO, 4.48%, 2/20/2037 (l)	1,115		181
Series 2007-9, Class CI, IF, IO, 4.48%, 3/20/2037 (l)	567		82
Series 2007-17, Class JO, PO, 4/16/2037	72		63
Series 2007-16, Class KU, IF, IO, 4.93%, 4/20/2037 (l)	777		124
Series 2007-22, Class PK, 5.50%, 4/20/2037	1,032		1,160
Series 2007-26, Class SC, IF, IO, 4.48%, 5/20/2037 (l)	231		25
Series 2007-24, Class SA, IF, IO, 4.79%, 5/20/2037 (l)	1,062		163
Series 2009-16, Class SJ, IF, IO, 5.08%, 5/20/2037 (l)	1,040		133
Series 2008-34, Class OC, PO, 6/20/2037	226		205
Series 2009-106, Class XL, IF, IO, 5.03%, 6/20/2037 (l)	378		68
Series 2009-79, Class OK, PO, 11/16/2037	169		155
Series 2007-67, Class SI, IF, IO, 4.79%, 11/20/2037 (l)	208		21
Series 2008-40, Class SA, IF, IO, 4.64%, 5/16/2038 (l)	809		124
Series 2008-40, Class PS, IF, IO, 4.74%, 5/16/2038 (l)	380		68
Series 2009-77, Class CS, IF, IO, 5.24%, 6/16/2038 (l)	330		17
Series 2008-50, Class SA, IF, IO, 4.51%, 6/20/2038 (l)	1,548		243
Series 2008-49, Class PH, 5.25%, 6/20/2038	1,131		1,253
Series 2008-55, Class PL, 5.50%, 6/20/2038	1,026		1,151

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
Series 2009-12, Class IE, IO, 5.50%, 3/20/2039	445	80
Series 2009-75, Class IY, IO, 5.50%, 6/20/2039	293	38
Series 2009-72, Class SM, IF, IO, 4.49%, 8/16/2039 (l)	416	78
Series 2010-4, Class SB, IF, IO, 4.74%, 8/16/2039 (l)	71	1
Series 2010-157, Class OP, PO, 12/20/2040	421	378
Series 2015-157, Class GA, 3.00%, 1/20/2045	993	1,011
Series 2012-H11, Class FA, 2.70%, 2/20/2062 (l)	6,724	6,751
Series 2012-H18, Class FA, 2.55%, 8/20/2062 (l)	1,768	1,769
Series 2013-H04, Class BA, 1.65%, 2/20/2063	1,667	1,661
Series 2013-H20, Class FB, 3.00%, 8/20/2063 (l)	6,249	6,302
Series 2013-H23, Class FA, 3.30%, 9/20/2063 (l)	7,823	7,939
Series 2015-H02, Class HA, 2.50%, 1/20/2065	3,839	3,791
Series 2015-H04, Class FL, 2.47%, 2/20/2065 (l)	8,116	8,105
Series 2015-H23, Class FB, 2.52%, 9/20/2065 (l)	7,132	7,134
Series 2015-H32, Class FH, 2.66%, 12/20/2065 (l)	6,345	6,380
Series 2016-H16, Class FD, 2.89%, 6/20/2066 (l)	11,038	11,031
Series 2016-H17, Class FC, 2.83%, 8/20/2066 (l)	6,923	6,976
Series 2016-H23, Class F, 2.75%, 10/20/2066 (l)	17,914	17,996
Series 2016-H26, Class FC, 3.00%, 12/20/2066 (l)	17,394	17,649
Series 2017-H08, Class XI, IO, 2.22%, 3/20/2067 (l)	22,717	2,622
Series 2017-H08, Class FC, 2.60%, 3/20/2067 (l)	25,516	25,608
Series 2017-H11, Class XI, IO, 2.13%, 5/20/2067 (l)	60,075	6,404
Series 2017-H14, Class XI, IO, 1.66%, 6/20/2067 (l)	23,156	2,065
Series 2017-H14, Class AI, IO, 2.05%, 6/20/2067 (l)	34,367	3,653
Series 2017-H23, Class FA, 2.48%, 10/20/2067 (l)	31,424	31,383
Series 2019-H09, Class FA, 2.50%, 5/20/2069 (l)	23,826	23,814
Goodgreen Trust Series 2017-R1, 5.00%, 10/20/2051	16,460	16,262
GSR Mortgage Loan Trust
Series 2003-7F, Class 1A4, 5.25%, 6/25/2033	90	95
Series 2004-6F, Class 2A4, 5.50%, 5/25/2034	143	148
Series 2004-6F, Class 3A4, 6.50%, 5/25/2034	130	140
Series 2004-8F, Class 2A3, 6.00%, 9/25/2034	57	58
Series 2005-5F, Class 8A1, 2.21%, 6/25/2035 (l)	22	21
Series 2005-5F, Class 8A3, 2.21%, 6/25/2035 (l)	13	12
Series 2007-2F, Class 2A7, 5.75%, 2/25/2037	71	94
Headlands Residential LLC
Series 2017-RPL1, Class A, 3.88%, 8/25/2022 (a) (j)	11,950	12,016
Series 2019-RPL1, 3.97%, 6/25/2024 (a) (j)	15,000	15,094
Hunt Companies Finance Trust, Inc. 7.25%, 2/13/2025	26,750	26,750
Impac CMB Trust
Series 2004-10, Class 3A1, 2.41%, 3/25/2035 (l)	528	512
Series 2004-10, Class 3A2, 2.51%, 3/25/2035 (l)	329	317
Impac Secured Assets CMN Owner Trust Series 2003-2, Class A1, 5.50%, 8/25/2033	8	8
JP Morgan Mortgage Trust
Series 2004-S2, Class 5A1, 5.50%, 12/25/2019	53	52
Series 2006-A2, Class 5A3, 4.09%, 11/25/2033 (l)	138	143
Series 2006-A2, Class 4A1, 4.71%, 8/25/2034 (l)	194	202
Series 2004-S1, Class 3A1, 5.50%, 9/25/2034	18	18
Series 2004-S2, Class 4A5, 6.00%, 11/25/2034	432	437
Series 2007-A1, Class 5A2, 4.41%, 7/25/2035 (l)	56	57
LHOME Mortgage Trust Series 2019-RTL3, Class A1, 3.87%, 7/25/2024 (a)	10,520	10,520
MASTR Adjustable Rate Mortgages Trust Series 2004-13, Class 2A1, 4.60%, 4/21/2034 (l)	42	43
MASTR Alternative Loan Trust
Series 2004-10, Class 1A1, 4.50%, 9/25/2019	15	15
Series 2004-8, Class 6A1, 5.50%, 9/25/2019	1	1

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)		Value (000)
Series 2005-1, Class 5A1, 5.50%, 1/25/2020	—	(e)	—	(e)
Series 2003-7, Class 4A3, 8.00%, 11/25/2033	1		1
Series 2003-8, Class 3A1, 5.50%, 12/25/2033	30		31
Series 2004-6, Class 7A1, 6.00%, 7/25/2034	328		340
Series 2004-6, Class 6A1, 6.50%, 7/25/2034	421		454
Series 2004-7, Class 30PO, PO, 8/25/2034 ‡	36		31
Series 2004-7, Class 3A1, 6.50%, 8/25/2034	30		33
MASTR Asset Securitization Trust
Series 2004-6, Class 15PO, PO, 7/25/2019 ‡	—	(e)	—	(e)
Series 2004-6, Class 3A1, 5.25%, 7/25/2019	—	(e)	—	(e)
Series 2004-8, PO, 8/25/2019 ‡	1		1
Series 2004-P7, Class A6, 5.50%, 12/27/2033 (a)	84		86
MASTR Resecuritization Trust Series 2005-PO, Class 3PO, PO, 5/28/2035 ‡ (a)	23		19
Merrill Lynch Mortgage Investors Trust
Series 2004-C, Class A2, 2.82%, 7/25/2029 (l)	126		125
Series 2004-D, Class A3, 4.25%, 9/25/2029 (l)	79		80
Morgan Stanley Mortgage Loan Trust
Series 2004-3, Class 4A, 5.61%, 4/25/2034 (l)	277		300
Series 2004-7AR, Class 2A6, 4.42%, 9/25/2034 (l)	98		101
NACC Reperforming Loan REMIC Trust Series 2004-R2, Class A1, 6.50%, 10/25/2034 (a) (l)	131		131
NCUA Guaranteed Notes Trust
Series 2010-R3, Class 3A, 2.40%, 12/8/2020	22		22
New Residential Mortgage Loan Trust Series 2019-RPL1, Class A1, 4.33%, 2/26/2024 (a) (j)	10,264		10,324
P -stlb 10/11/2022 ‡	18,500		18,500
PHH Mortgage Trust Series 2008-CIM2, Class 5A1, 6.00%, 7/25/2038	44		45
Prime Mortgage Trust Series 2004-CL1, Class 1A1, 6.00%, 2/25/2034	120		127
RALI Trust
Series 2003-QS14, Class A1, 5.00%, 7/25/2018	2		2
Series 2004-QS3, Class CB, 5.00%, 3/25/2019	1		1
Series 2005-QS5, Class A4, 5.75%, 4/25/2035	1,736		1,655
RCO Trust Series 2017-INV1, Class A, 3.20%, 11/25/2052 (a) (l)	13,358		13,309
Residential Asset Securitization Trust
Series 2003-A8, Class A1, 3.75%, 10/25/2018	8		8
Series 2006-A6, Class 2A13, 6.00%, 7/25/2036	116		100
RFMSI Trust Series 2005-SA4, Class 1A1, 4.09%, 9/25/2035 (l)	86		80
SACO I, Inc. Series 1997-2, Class 1A5, 7.00%, 8/25/2036 (a)	27		27
SART
4.75%, 7/15/2024	24,597		25,113
4.76%, 6/15/2025	33,912		34,607
Seasoned Credit Risk Transfer Trust Series 2019-3, Class M55D, 4.00%, 10/25/2058	25,284		26,661
Sequoia Mortgage Trust Series 2004-8, Class A2, 2.76%, 9/20/2034 (l)	380		379
Structured Adjustable Rate Mortgage Loan Trust Series 2004-14, Class 1A, 4.00%, 10/25/2034 (l)	184		187
Structured Asset Securities Corp.
Series 2003-37A, Class 2A, 4.19%, 12/25/2033 (l)	108		111
Series 2003-37A, Class 1A, 4.54%, 12/25/2033 (l)	950		959
Structured Asset Securities Corp. Mortgage Pass-Through Certificates Series 2003-26A, Class 3A5, 4.27%, 9/25/2033 (l)	919		936
Vendee Mortgage Trust
Series 1996-2, Class 1Z, 6.75%, 6/15/2026	278		307
Series 1998-1, Class 2E, 7.00%, 3/15/2028	777		877
Series 1999-1, Class 2Z, 6.50%, 1/15/2029	112		126
WaMu Mortgage Pass-Through Certificates Trust
Series 2003-AR8, Class A, 4.42%, 8/25/2033 (l)	145		150
Series 2003-AR9, Class 1A6, 4.32%, 9/25/2033 (l)	105		109

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments		Principal Amount (000)	Value (000)
Series 2004-AR3, Class A1, 4.49%, 6/25/2034 (l)		45	46
Series 2004-AR3, Class A2, 4.49%, 6/25/2034 (l)		414	425
Series 2004-S2, Class 2A4, 5.50%, 6/25/2034		484	512
Series 2004-AR11, Class A, 4.24%, 10/25/2034 (l)		349	354
Series 2005-AR2, Class 2A21, 2.04%, 1/25/2045 (l)		54	53
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust Series 2005-4, Class CB7, 5.50%, 6/25/2035		539	532
Washington Mutual MSC Mortgage Pass-Through Certificates Trust Series 2004-RA1, Class 2A, 7.00%, 3/25/2034		306	328
Wells Fargo Mortgage-Backed Securities Trust
Series 2004-K, Class 1A2, 4.99%, 7/25/2034 (l)		152	152
Series 2004-U, Class A1, 4.64%, 10/25/2034 (l)		273	273

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $744,765)			752,346

U.S. GOVERNMENT AGENCY SECURITIES — 1.8%
FFCB
3.35%, 11/13/2025		8,000	8,742
2.50%, 7/12/2027		13,000	12,956
FHLB
3.13%, 12/12/2025		12,000	12,895
3.25%, 6/9/2028		35,880	39,500
3.32%, 11/13/2035		19,000	20,940
5.63%, 3/14/2036		10,800	15,359
FHLMC DN, 3.63%, 3/15/2031 (o)		14,976	11,495
FNMA
6.63%, 11/15/2030		33,290	48,125
5.63%, 7/15/2037		1,500	2,192
Resolution Funding Corp. STRIPS
1.77%, 7/15/2020 (o)		25,108	24,833
DN, 3.40%, 4/15/2030 (o)		43,000	34,137
3.45%, 4/15/2030 (o)		20,500	16,326
Tennessee Valley Authority 5.88%, 4/1/2036		10,673	15,409

TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $243,807)			262,909

FOREIGN GOVERNMENT SECURITIES — 1.5%
Abu Dhabi Government Bond (United Arab Emirates) 4.13%, 10/11/2047 (i)		2,750	3,198
Arab Republic of Egypt (Egypt)
4.75%, 4/16/2026 (i)	EUR	1,314	1,490
7.50%, 1/31/2027 (i)		2,100	2,289
7.60%, 3/1/2029 (i)		1,300	1,382
7.05%, 1/15/2032 (a)		1,300	1,318
8.15%, 11/20/2059 (a)		2,900	2,965
Federal Democratic Republic of Ethiopia (Ethiopia) 6.63%, 12/11/2024 (i)		2,444	2,562
Federal Republic of Nigeria (Nigeria)
6.75%, 1/28/2021 (i)		1,550	1,604
7.63%, 11/21/2025 (a)		3,630	3,947
7.14%, 2/23/2030 (i)		2,700	2,685
Gabonese Republic (Gabon) 6.38%, 12/12/2024 (i)		2,500	2,497
Government of Bermuda (Bermuda)
3.72%, 1/25/2027 (i)		2,900	3,029
4.75%, 2/15/2029 (a)		2,420	2,725
Government of Dominican Republic (Dominican Republic)
6.88%, 1/29/2026 (i)		3,260	3,684
9.75%, 6/5/2026 (a)	DOP	71,550	1,373
5.95%, 1/25/2027 (i)		1,700	1,846
6.85%, 1/27/2045 (i)		2,478	2,722
Jamaica Government International Bond (Jamaica) 6.75%, 4/28/2028		2,480	2,916
Kingdom of Bahrain (Bahrain)
7.00%, 10/12/2028 (i)		2,500	2,878
6.00%, 9/19/2044 (i)		1,047	1,063
Kingdom of Morocco (Morocco) 1.50%, 11/27/2031 (a)	EUR	3,080	3,358
Kingdom of Saudi Arabia (Saudi Arabia)
2.00%, 7/9/2039 (a)	EUR	630	732
5.00%, 4/17/2049 (i)		1,850	2,211
Mongolia Government International Bond (Mongolia) 10.88%, 4/6/2021 (i)		2,403	2,625
Oman Government International Bond (Oman)
5.38%, 3/8/2027 (i)		200	200
5.63%, 1/17/2028 (i)		2,850	2,854
6.75%, 1/17/2048 (i)		2,375	2,251
Province of Alberta (Canada) 3.30%, 3/15/2028		24,500	26,770
Province of Manitoba (Canada) 2.13%, 6/22/2026		1,250	1,258
Province of Nova Scotia (Canada) 9.25%, 3/1/2020		655	666
Province of Quebec (Canada)
7.13%, 2/9/2024		2,220	2,675
6.35%, 1/30/2026		300	361
Republic of Angola (Angola)
9.50%, 11/12/2025 (i)		2,300	2,559

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments		Principal Amount (000)	Value (000)
8.00%, 11/26/2029 (a) (b)		3,660	3,642
9.38%, 5/8/2048 (i)		2,500	2,559
Republic of Azerbaijan (Azerbaijan) 3.50%, 9/1/2032 (i)		2,010	1,979
Republic of Colombia (Colombia)
2.63%, 3/15/2023		2,700	2,704
10.38%, 1/28/2033		370	591
5.00%, 6/15/2045		1,450	1,666
5.20%, 5/15/2049		700	831
Republic of Costa Rica (Costa Rica)
4.38%, 4/30/2025 (i)		2,336	2,274
7.00%, 4/4/2044 (i)		941	937
7.16%, 3/12/2045 (i)		1,514	1,526
Republic of Cote d’Ivoire (Ivory Coast)
6.13%, 6/15/2033 (i)		2,466	2,412
6.88%, 10/17/2040 (a)	EUR	1,400	1,568
Republic of El Salvador (El Salvador)
7.38%, 12/1/2019 (i)		1,341	1,340
7.75%, 1/24/2023 (i)		2,790	3,033
8.63%, 2/28/2029 (i)		1,080	1,267
7.12%, 1/20/2050 (a)		970	984
7.12%, 1/20/2050 (i)		371	377
Republic of Ghana (Ghana) 7.88%, 8/7/2023 (i)		2,500	2,709
Republic of Guatemala (Guatemala) 4.90%, 6/1/2030 (a)		1,190	1,248
Republic of Honduras (Honduras) 7.50%, 3/15/2024 (i)		2,150	2,372
Republic of Kenya (Kenya) 6.88%, 6/24/2024 (i)		1,100	1,174
Republic of Lebanon (Lebanon)
6.15%, 6/19/2020		372	271
6.65%, 4/22/2024 (i)		2,600	1,167
6.60%, 11/27/2026 (i)		1,859	840
6.85%, 3/23/2027 (i)		1,957	882
Republic of Macedonia (Macedonia, the Former Yugoslav Republic of)
2.75%, 1/18/2025 (i)	EUR	2,250	2,637
2.75%, 1/18/2025 (a)	EUR	423	496
Republic of Pakistan (Pakistan) 8.25%, 4/15/2024 (i)		2,500	2,737
Republic of Panama (Panama) 3.75%, 4/17/2026 (a)		2,070	2,165
Republic of Paraguay (Paraguay)
4.63%, 1/25/2023 (i)		2,700	2,849
5.00%, 4/15/2026 (i)		1,500	1,647
4.70%, 3/27/2027 (i)		700	763
5.60%, 3/13/2048 (i)		1,489	1,698
Republic of Romania (Romania)
4.63%, 4/3/2049 (i)	EUR	1,200	1,640
4.63%, 4/3/2049 (a)	EUR	1,100	1,504
Republic of Serbia (Serbia)
7.25%, 9/28/2021 (i)		984	1,074
1.50%, 6/26/2029 (a)	EUR	3,840	4,303
Republic of South Africa (South Africa)
4.88%, 4/14/2026		1,130	1,167
4.30%, 10/12/2028		1,142	1,107
5.38%, 7/24/2044		400	377
5.65%, 9/27/2047		1,500	1,446
Republic of Sri Lanka (Sri Lanka)
6.25%, 10/4/2020 (i)		3,750	3,778
6.75%, 4/18/2028 (i)		2,383	2,181
Republic of Turkey (Turkey) 4.88%, 4/16/2043		3,600	2,846
Republic of Ukraine (Ukraine)
7.75%, 9/1/2021 (i)		3,600	3,769
7.75%, 9/1/2023 (i)		2,400	2,546
7.75%, 9/1/2025 (i)		1,200	1,267
Republic of Uruguay (Uruguay)
5.10%, 6/18/2050		1,451	1,734
4.98%, 4/20/2055		2,380	2,800
Russian Federation (Russia)
12.75%, 6/24/2028 (i)		3,550	6,075
7.25%, 5/10/2034	RUB	382,000	6,313
State of Qatar (Qatar)
4.50%, 4/23/2028 (i)		2,500	2,866
5.10%, 4/23/2048 (i)		2,450	3,137
United Mexican States (Mexico)
3.75%, 1/11/2028		376	391
4.50%, 4/22/2029		2,400	2,632
4.75%, 3/8/2044		1,800	1,961

TOTAL FOREIGN GOVERNMENT SECURITIES (Cost $201,599)			208,952

LOAN ASSIGNMENTS — 0.2% (p)
Chemicals — 0.0% (c)
Axalta Coating Systems US Holdings, Inc., Term Loan B (ICE LIBOR USD 3 Month + 1.75%), 3.85%, 6/1/2024 (g)		1,347	1,347

Construction & Engineering — 0.1%
Thor, Inc. 1st Lien Term Loan C (ICE LIBOR USD 1 Month + 4.25%), 4.25%, 12/31/2100 ‡ (g)		6,343	6,188

Containers & Packaging — 0.0% (c)
Berry Global, Inc., 1st Lien Term Loan W (ICE LIBOR USD 1 Month + 2.00%), 3.76%, 10/1/2022 (g)		600	602

Diversified Telecommunication Services — 0.0% (c)
Cincinnati Bell, Inc., Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 4.95%, 10/2/2024 (g)		1,536	1,532

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)		Value (000)
Electronic Equipment, Instruments & Components — 0.0% (c)
II-VI, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.50%), 5.21%, 5/8/2026 (g)	1,765		1,766

Food & Staples Retailing — 0.0% (c)
Albertson’s LLC, 1st Lien Term Loan B-8 (ICE LIBOR USD 1 Month + 2.75%), 4.45%, 8/17/2026 (g)	837		841
Moran Foods LLC, Term Loan B (ICE LIBOR USD 3 Month + 6.00%), 8.10%, 12/5/2023 (g)	5,417		1,923

			2,764

Hotels, Restaurants & Leisure — 0.0% (c)
CCM Merger Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.25%), 3.95%, 8/6/2021 (g)	2,910		2,906

Leisure Products — 0.0% (c)
FGI Operating Co. LLC, 1st Lien Term Loan (ICE LIBOR USD 3 Month + 10.00%), 12.10%, 5/15/2022 ‡ (g)	189		188
FGI Operating Co. LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 4.25%), 4.25%, 12/31/2100 (d) (g)	772		—	(e)

			188

Media — 0.0% (c)
Meredith Corp., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 4.45%, 1/31/2025 (g)	1,866		1,874

Oil, Gas & Consumable Fuels — 0.1%
Gulf Finance LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 5.25%), 7.16%, 8/25/2023 (g)	2,212		1,665
Ultra Resources, Inc., Term Loan (ICE LIBOR USD 1 Month + 4.00%), 5.70%, 4/12/2024 (g)	3,492		2,059

			3,724

Pharmaceuticals — 0.0% (c)
Concordia Healthcare Corp., Initial Dollar Term Loan (Canada) (1 Week LIBOR + 5.50%), 7.10%, 9/6/2024 (g)	627		581

Specialty Retail — 0.0% (c)
Claire’s Stores, Inc., 1st Lien Term Loan (ICE LIBOR USD 6 Month + 7.25%), 9.94%, 10/12/2038 ‡ (g) (q)	784		1,332
Harbor Freight Tools USA, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.50%), 4.20%, 8/18/2023 (g)	1,323		1,293
Party City Holdings, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.50%), 4.21%, 8/19/2022 (g) (r)	—	(e)	—	(e)

			2,625

TOTAL LOAN ASSIGNMENTS (Cost $27,367)			26,097

MUNICIPAL BONDS — 0.1% (s)
California — 0.0% (c)
Education — 0.0% (c)
University of California Series AD, Rev., 4.86%, 5/15/2112	774		996

General Obligation — 0.0% (c)
State of California, Various Purpose GO, 7.35%, 11/1/2039	1,980		3,065

Transportation — 0.0% (c)
City of Los Angeles, Department of Airports Series 2009C, Rev., 6.58%, 5/15/2039	1,000		1,351

Utility — 0.0% (c)
Alameda County Joint Powers Authority, Multiple Capital Projects Series 2010A, Rev., 7.05%, 12/1/2044	200		322

Total California			5,734

District of Columbia — 0.0% (c)
Water & Sewer — 0.0% (c)
District of Columbia, Water and Sewer Authority, Public Utility, Senior Lien Series 2014A, Rev., 4.81%, 10/1/2114	345		475

New York — 0.0% (c)
Other Revenue — 0.0% (c)
New York State Dormitory Authority, State Personal Income Tax, General Purpose Series 2010H, Rev., 5.39%, 3/15/2040	1,165		1,519

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
Special Tax — 0.0% (c)
New York State Dormitory Authority, State Personal Income Tax, General Purpose Series 2010H, Rev., 5.29%, 3/15/2033	560	689

Transportation — 0.0% (c)
Port Authority of New York and New Jersey, Consolidated
Series 164, Rev., 5.65%, 11/1/2040	1,450	1,976
Series 165, Rev., 5.65%, 11/1/2040	155	211
Series 174, Rev., 4.46%, 10/1/2062	740	922

		3,109

Total New York		5,317

Ohio — 0.1%
Education — 0.1%
Ohio State University, General Receipts
Series A, Rev., 4.80%, 6/1/2111	1,563	2,072
Rev., 5.59%, 12/1/2114	2,000	2,682

		4,754

Utility — 0.0% (c)
American Municipal Power, Inc., Meldahl Hydroelectric Project Series 2010B, Rev., 7.50%, 2/15/2050	1,040	1,643

Total Ohio		6,397

TOTAL MUNICIPAL BONDS (Cost $14,316)		17,923

	Shares (000)
COMMON STOCKS — 0.1%
Aerospace & Defense — 0.0% (c)
Remington Outdoor Co., Inc. * ‡	15	17

Communications Equipment — 0.0% (c)
Goodman Networks, Inc. * ‡	39	—	(e)

Diversified Financial Services — 0.0% (c)
ACC Claims Holdings LLC * ‡ (b)	1,551	16

Energy Equipment & Services — 0.0% (c)
Telford Offshore Holdings Ltd. (Cayman Islands) * ‡	34	13

Independent Power and Renewable Electricity Producers — 0.0% (c)
Vistra Energy Corp.	3	69

Media — 0.0% (c)
Clear Channel Outdoor Holdings, Inc.*	502	1,246
iHeartMedia, Inc., Class A* (b)	15	229

		1,475

Oil, Gas & Consumable Fuels — 0.0% (c)
Penn Virginia Corp.*	22	530

Pharmaceuticals — 0.1%
Advanz Pharma Corp. (Canada)*	302	3,014

Software — 0.0% (c)
Avaya Holdings Corp.* (b)	203	2,590

Specialty Retail — 0.0% (c)
Claire’s Stores, Inc. * ‡	2	961

TOTAL COMMON STOCKS (Cost $11,454)		8,685

PREFERRED STOCKS — 0.0% (c)
Automobiles — 0.0% (c)
General Motors Co.
7.25%, 4/15/2041 ‡	21	—	(e)
7.38%, 5/15/2048 ‡	55	—	(e)
7.38%, 10/1/2051 ‡	1	—
7.25%, 2/15/2052 ‡	42	—	(e)
Motors Liquidation Co. 7.25%, 7/15/2041 ‡	1	—

		—	(e)

Communications Equipment — 0.0% (c)
Goodman Networks, Inc. (Preference) * ‡	46	—	(e)

Internet & Direct Marketing Retail — 0.0% (c)
MYT Holding Co. 10.00%, 6/7/2029 (a)	1,711	1,412

Specialty Retail — 0.0% (c)
Claire’s Stores, Inc. * ‡	1	1,821

TOTAL PREFERRED STOCKS (Cost $2,421)		3,233

	Principal Amount (000)
CONVERTIBLE BONDS — 0.0% (c)
Media — 0.0% (c)
DISH Network Corp. 3.38%, 8/15/2026	735	693

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
Oil, Gas & Consumable Fuels — 0.0% (c)
Whiting Petroleum Corp. 1.25%, 4/1/2020	1,316	1,253

TOTAL CONVERTIBLE BONDS (Cost $2,039)		1,946

	No. of Warrants (000)
WARRANTS — 0.0% (c)
Oil, Gas & Consumable Fuels — 0.0% (c)
Ultra Petroleum Corp.expiring 7/14/2025, price 1.00 USD (Canada) *	268	28

Wireless Telecommunication Services — 0.0% (c)
iHeartMedia Capital I LLC expiring 5/2/2039, price 1.00 USD * ‡	112	1,619

TOTAL WARRANTS (Cost $1,998)		1,647

	No. of Rights (000)
RIGHTS — 0.0% (c)
Independent Power and Renewable Electricity Producers — 0.0% (c)
Vistra Energy Corp., expiring 12/31/2049 * ‡	103	92

Media — 0.0% (c)
DISH Network Corp., expiring 12/9/2019 *	1	1

TOTAL RIGHTS (Cost $—)		93

	Shares
CONVERTIBLE PREFERRED STOCKS — 0.0% (c)
Automobiles — 0.0% (c)
General Motors Co.
5.25%, 3/6/2032 ‡	120	—	(e)
1.50%, 7/15/2033 ‡	385	—	(e)

		—	(e)

TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $—)		—	(e)

	Shares (000)
SHORT-TERM INVESTMENTS — 4.6%
INVESTMENT COMPANIES — 3.0%
JPMorgan Prime Money Market Fund Class Institutional Shares, 1.74% (t) (u) (Cost $435,730)	435,682	435,813

INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 1.6%
JPMorgan Securities Lending Money Market Fund Class Agency SL Shares, 1.84% (t) (u)	189,026	189,044
JPMorgan U.S. Government Money Market Fund Class IM Shares, 1.59% (t) (u)	34,989	34,989

TOTAL INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED (Cost $224,030)		224,033

TOTAL SHORT-TERM INVESTMENTS (Cost $659,760)		659,846

Total Investments — 101.6% (Cost $13,968,920)		14,483,877
Liabilities in Excess of Other Assets — (1.6)%		(229,432)

Net Assets — 100.0%		14,254,445

Percentages indicated are based on net assets.

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Abbreviations
ABS	Asset-backed securities
ACES	Alternative Credit Enhancement Securities
ARM	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of November 30, 2019.
CSMC	Credit Suisse Mortgage Trust
DN	Discount Notes
DOP	Dominican Republic Peso
EUR	Euro
FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
HB	High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.
ICE	Intercontinental Exchange
IF	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of November 30, 2019. The rate may be subject to a cap and floor.
IO	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
JPY	Japanese Yen
JSC	Joint Stock Company
LIBOR	London Interbank Offered Rate
OYJ	Public Limited Company
PO	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
PT	Limited liability company
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Re-REMIC	Combined Real Estate Mortgage Investment Conduit
Rev.	Revenue
RUB	Russian Ruble
SCA	Limited partnership with share capital
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar
(a)	Securities exempt from registration under Rule 144A or section 4 (a)(2), of the Securities Act of 1933, as amended.
(b)	The security or a portion of this security is on loan at November 30, 2019. The total value of securities on loan at November 30, 2019 is approximately $215,665,000.
(c)	Amount rounds to less than 0.1% of net assets.
(d)	Defaulted security.
(e)	Amount rounds to less than one thousand.
(f)	Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of November 30, 2019.
(g)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of November 30, 2019.
(h)	Security is an interest bearing note with preferred security characteristics.
(i)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(j)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of November 30, 2019.
(k)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(l)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of November 30, 2019.
(m)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(n)	All or a portion of this security is deposited with the broker as initial margin for futures contracts or centrally cleared swaps.
(o)	The rate shown is the effective yield as of November 30, 2019.
(p)	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
(q)	Fund is subject to legal or contractual restrictions on the resale of the security.
(r)	All or a portion of this security is unsettled as of November 30, 2019. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.
(s)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(t)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(u)	The rate shown is the current yield as of November 30, 2019.
*	Non-income producing security.
‡	Value determined using significant unobservable inputs.

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Futures contracts outstanding as of November 30, 2019 (amounts in thousands, except number of contracts):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
U.S. Treasury 2 Year Note	2,651	03/2020	USD	571,560	(316)
U.S. Treasury 5 Year Note	7,138	03/2020	USD	849,255	(573)
U.S. Treasury Ultra Bond	2,560	03/2020	USD	480,800	(78)

					(967)

Short Contracts
U.S. Treasury 5 Year Note	(783)	03/2020	USD	(93,159)	66
U.S. Treasury 10 Year Note	(2,432)	03/2020	USD	(314,640)	423
U.S. Treasury 10 Year Ultra Note	(3,670)	03/2020	USD	(522,000)	997
U.S. Treasury Long Bond	(1,522)	03/2020	USD	(242,046)	734
U.S. Treasury Ultra Bond	(129)	03/2020	USD	(24,228)	3

					2,223

					1,256

Abbreviations

USD	United States Dollar

Forward foreign currency exchange contracts outstanding as of November 30, 2019 (amounts in thousands):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
EUR	5,642	USD	6,208	Citibank, NA	12/4/2019	9
EUR	4,599	USD	5,059	Goldman Sachs International	12/4/2019	9
EUR	5,630	USD	6,193	HSBC Bank, NA	12/4/2019	10
USD	17,758	EUR	15,870	Barclays Bank plc	12/4/2019	271
USD	6,395	RUB	410,714	Citigroup Global Markets Holdings, Inc.**	12/30/2019	36
USD	14,736	EUR	13,287	Royal Bank of Canada	1/7/2020	55

Total unrealized appreciation						390

EUR	126	USD	140	Standard Chartered Bank	12/31/2019	(1)
USD	6,223	EUR	5,642	Citibank, NA	1/3/2020	(10)
USD	5,071	EUR	4,599	Goldman Sachs International	1/3/2020	(9)
USD	6,208	EUR	5,630	HSBC Bank, NA	1/3/2020	(10)
USD	3,365	EUR	3,047	Australia & New Zealand Banking Group Ltd.	1/7/2020	(1)

Total unrealized depreciation						(31)

Net unrealized appreciation						359

**	Non-deliverable forward.

Abbreviations

EUR	Euro
RUB	Russian Ruble
USD	United States Dollar

Over – the- Counter (“OTC”) Credit default swap contracts outstanding — buy protection (a) as of November 30, 2019 (amounts in thousands):

Reference Obligation/Index	Financing Rate Paid by the Fund (%)	Payment Frequency	Counterparty	Maturity Date	Implied Credit Spread (%) (b)	Notional Amount (c)	Upfront Payments (Receipts) ($) (d)	Unrealized Appreciation (Depreciation) ($)	Value ($)
Federative Republic of Brazil, 4.25%, 1/7/2025	1.00	Quarterly	Barclays Bank plc	6/20/2024	1.13	USD 75,000	1,468	(1,197)	271

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Centrally Cleared Credit default swap contracts outstanding — buy protection (a) as of November 30, 2019 (amounts in thousands):

Reference Obligation/Index	Financing Rate Paid by the Fund (%)	Payment Frequency	Maturity Date	Implied Credit Spread (%)(b)	Notional Amount(c)	Upfront Payments (Receipts) ($)(d)	Unrealized Appreciation (Depreciation) ($)	Value ($)
CDX.EM.25-V2	1.00	Quarterly	6/20/2021	0.49	USD 50,000	1,289	(1,755)	(466)
CDX.NA.HY.33-V1	5.00	Quarterly	12/20/2024	3.25	USD 76,000	(5,505)	(1,067)	(6,572)
CDX.NA.HY.33-V1	5.00	Quarterly	12/20/2024	3.25	USD 76,000	(5,548)	(1,023)	(6,571)

						(9,764)	(3,845)	(13,609)

(a)

The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

(b)

Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indexes are linked to the weighted average spread across the underlying reference obligations included in a particular index.

(c)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(d)

Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

Abbreviations

CDX	Credit Default Swap Index
USD	United States Dollar

Summary of total swap contracts outstanding as of November 30, 2019 (amounts in thousands):

	Net Upfront Payments (Receipts) ($)	Value ($)
Assets
OTC Credit default swap contracts outstanding - buy protection	1,468	271

Total OTC swap contracts outstanding	1,468	271

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations. Swaps and forward foreign currency exchange contracts are valued utilizing market quotations from approved Pricing Services.

See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at November 30, 2019.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Common Stocks
Aerospace & Defense	$—	$—	$17		$17
Communications Equipment	—	—	—	(a)	—	(a)
Diversified Financial Services	—	—	16		16
Energy Equipment & Services	—	—	13		13
Specialty Retail	—	—	961		961
Other Common Stocks	7,678	—	—		7,678

Total Common Stocks	7,678	—	1,007		8,685

Preferred Stocks
Automobiles	—	—	—	(a)	—	(a)
Communications Equipment	—	—	—	(a)	—	(a)
Specialty Retail	—	—	1,821		1,821
Other Preferred Stocks	—	1,412	—		1,412

Total Preferred Stocks	—	1,412	1,821		3,233

Convertible Preferred Stocks	—	—	—	(a)	—	(a)
Debt Securities
Asset-Backed Securities	—	1,941,074	544,077		2,485,151
Collateralized Mortgage Obligations	—	637,504	114,842		752,346
Commercial Mortgage-Backed Securities	—	1,335,348	138,321		1,473,669
Convertible Bonds	—	1,946	—		1,946
Corporate Bonds
Automobiles	—	2,839	—	(a)	2,839
Electric Utilities	—	169,836	2		169,838
Media	—	201,840	—	(a)	201,840
Wireless Telecommunication Services	—	43,217	—	(a)	43,217
Other Corporate Bonds	—	3,395,276	—		3,395,276

Total Corporate Bonds	—	3,813,008	2		3,813,010

Foreign Government Securities	—	208,952	—		208,952
Mortgage-Backed Securities	—	2,631,776	—		2,631,776
Municipal Bonds	—	17,923	—		17,923
U.S. Government Agency Securities	—	262,909	—		262,909
U.S. Treasury Obligations	—	2,136,594	—		2,136,594
Loan Assignments
Construction & Engineering	—	—	6,188		6,188
Leisure Products	—	— (a)	188		188
Specialty Retail	—	1,293	1,332		2,625
Other Loan Assignments	—	17,096	—		17,096

Total Loan Assignments	—	18,389	7,708		26,097

Rights
Independent Power and Renewable Electricity Producers	—	—	92		92
Media	1	—	—		1

Total Rights	1	—	92		93

Warrants
Wireless Telecommunication Services	—	—	1,619		1,619
Other Warrants	—	28	—		28

Total Warrants	—	28	1,619		1,647

Short-Term Investments
Investment Companies	435,813	—	—		435,813
Investment of cash collateral from securities loaned	224,033	—	—		224,033

Total Short-Term Investments	659,846	—	—		659,846

Total Investments in Securities	$667,525	$13,006,863	$809,489		$14,483,877

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$390	$—		$390
Futures Contracts	2,223	—	—		2,223

Total Appreciation in Other Financial Instruments	$2,223	$390	$—		$2,613

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(31)	$—		$(31)
Futures Contracts	(967)	—	—		(967)
Swaps	—	(5,042)	—		(5,042)

Total Depreciation in Other Financial Instruments	$(967)	$(5,073)	$—		$(6,040)

(a)	Amount rounds to less than one thousand.

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value (amounts in thousands):

	Balance as of February 28, 2019		Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]		Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of November 30, 2019
Investments in Securities
Asset-Backed Securities	$559,416		$(4,713)	$(5,000)	$(208)	$161,233		$(255,139)	$88,488	$—	$544,077
Collateralized Mortgage Obligations	47,167		4	346	— (a)	178,930		(111,605)	—	—	114,842
Commercial Mortgage-Backed Securities	139,135		(1,946)	4,723	(548)	24,917		(27,960)	—	—	138,321
Common Stocks — Aerospace & Defense	27		—	(10)	—	—		—	—	—	17
Common Stocks — Communications Equipment	—	(a)	—	—	—	—		—	—	—	—	(a)
Common Stocks — Diversified Financial Services	16		—	—	—	—		—	—	—	16
Common Stocks — Energy Equipment & Services	42		—	(29)	—	—		—	—	—	13
Common Stocks — Pharmaceuticals	4,899		—	(1,427)	—	—		(3,472)	—	—	—
Common Stocks — Specialty Retail	1,528		—	(567)	—	—		—	—	—	961
Convertible Preferred Stocks — Automobiles	—	(a)	—	—	—	—		—	—	—	—	(a)
Corporate Bonds — Automobiles	—	(a)	—	—	—	—		—	—	—	—	(a)
Corporate Bonds — Capital Markets	75		—	— (a)	— (a)	—	(a)	(75)	—	—	—
Corporate Bonds — Communications Equipment	1		(1)	—	—	—		— (a)	—	—	—
Corporate Bonds — Electric Utilities	18		—	(16)	—	—		—	—	—	2
Corporate Bonds — Media	—		—	— (a)	—	—		—	—	—	—	(a)
Corporate Bonds — Wireless Telecommunication Services	—	(a)	—	—	—	—		—	—	—	—	(a)
Loan Assignments — Construction & Engineering	—		—	—	—	7,460		(1,272)	—	—	6,188
Loan Assignments — Leisure Products	173		—	—	—	15		—	—	—	188
Loan Assignments — Specialty Retail	1,176		—	156	—	—		—	—	—	1,332
Preferred Stocks — Automobiles	—	(a)	—	—	—	—		—	—	—	—	(a)
Preferred Stocks — Communications Equipment	—	(a)	—	—	—	—		—	—	—	—	(a)
Preferred Stocks — Specialty Retail	1,711		—	110	—	—		—	—	—	1,821
Rights — Independent Power and Renewable Electricity Producers	80		—	12	—	—		—	—	—	92
Warrants — Wireless Telecommunication Services	—		—	(380)	—	1,999		—	—	—	1,619

Total	$755,464		$(6,656)	$(2,082)	$(756)	$374,554		$(399,523)	$88,488	$—	$809,489

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

(a)	Amount rounds to less than one thousand.

The changes in net unrealized appreciation (depreciation) attributable to securities owned at November 30, 2019, which were valued using significant unobservable inputs (level 3) amounted to approximately $7,164,000.

Transfers from level 2 to level 3 are due to a decline in market activity (e.g. frequency of trades), which resulted in a lack of available market inputs to determine the price for the period ended November 30, 2019.

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Quantitative Information about Level 3 Fair Value Measurements #

(Amounts in thousands)

	Fair Value at November 30, 2019		Valuation Technique (s)	Unobservable Input	Range (Weighted Average) (e)
	$16		Terms of Exchange Offer	Expected Recovery	$0.01 ($0.01)
	—	(a)	Market Comparable Companies	EBITDA Multiple (b)	5.0x (5.0x)

Common Stock	16

	—	(c)	Market Comparable Companies	EBITDA Multiple (b)	5.0x (5.0x)
				Liquidity Discount	30.00% (30.00%)
	—	(c)	Pending Distribution Amount	Discount for potential outcome (d)	100.00% (100.00%)

Preferred Stock	—	(c)

	—	(c)	Pending Distribution Amount	Discount for potential outcome (d)	99.99% - 100.00% (99.99%)

Corporate Bond	—	(c)

	383,928		Discounted Cash Flow	Constant Prepayment Rate	0.00% - 40.00% (13.65%)
				Constant Default Rate	0.00% - 30.00% (0.03%)
				Yield (Discount Rate of Cash Flows)	2.06% - 11.01% (3.93%)

Asset-Backed Securities	383,928

	118		Discounted Cash Flow	Constant Prepayment Rate	5.51% - 16.00% (9.21%)
				Constant Default Rate	0.00% - 2.16% (2.06%)
				Yield (Discount Rate of Cash Flows)	1.68% - 6.03% (4.04%)

Collateralized Mortgage Obligations	118

	107,878		Discounted Cash Flow	Constant Prepayment Rate	0.00% - 100.00% (1.14%)
				Yield (Discount Rate of Cash Flows)	1.47% - 5.99% (4.01%)

Commercial Mortgage-Backed Securities	107,878

Total	$491,940

#

The table above does not include level 3 securities that are valued by brokers and pricing services. At November 30 2019, the value of these securities was $317,549,000. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A.

(a)	Securities senior in the issuing entity capital structure result in this security being valued at zero.
(b)	Represents amounts used when the reporting entity has determined that market participants would take into account such multiples when pricing the investments.
(c)	Amount rounds to less than one thousand.
(d)	Represents amounts used when the reporting entity has determined that market participants would take into account discounts, as applicable, when pricing the investments.
(e)	Unobservable inputs were weighted by the relative fair value of the instruments.

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below. Amounts in the table below are in thousands.

For the period ended November 30, 2019
Security Description	Value at February 28, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at November 30, 2019	Shares at November 30, 2019	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 1.74% (a) (b)	$400,553	$5,016,691	$4,981,345	$(52)	$(34)	$435,813	435,682	$10,429	$—
JPMorgan Securities Lending Money Market Fund Class Agency SL Shares, 1.84% (a) (b)	169,038	347,000	327,000	26	(20)	189,044	189,026	2,858	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 1.59% (a) (b)	57,912	477,521	500,444	—	—	34,989	34,989	646	—

Total	$627,503	$5,841,212	$5,808,789	$(26)	$(54)	$659,846		$13,933	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of November 30, 2019.

C. Derivatives — The Fund used derivative instruments including futures, forward foreign currency exchange contracts and swaps, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives, including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position (s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

Notes (1) — (3) below describe the various derivatives used by the Fund.

(1). Futures Contracts — The Fund used treasury futures contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to positive and negative price fluctuation or a particular countries or regions. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in market value on open future contracts are recorded as changes in unrealized appreciation or depreciation. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted.

The Fund may be exposed to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

(2). Forward Foreign Currency Exchange Contracts — The Fund is exposed to foreign currency risks associated with some or all of the portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. Dollar without the delivery of foreign currency.

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty upon settlement.

The Fund’s forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts owed or due across transactions).

The Fund may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.

(3). Swaps — The Fund engaged in various swap transactions, including credit default, index, to manage credit risks within its portfolio. The Fund also used swaps as alternatives to direct investments. Swap transactions are contracts negotiated over-the-counter (“OTC swaps”) between the Fund and a counterparty or are centrally cleared (“centrally cleared swaps”) through a central clearinghouse managed by a Futures Commission Merchant (“FCM”) that exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

Upfront payments made and/or received by the Fund are recorded as assets or liabilities, respectively, and amortized over the term of the swap. The value of an OTC swap agreement is recorded at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as unrealized appreciation/(depreciation). A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

The Fund may be required to post or receive collateral based on the net value of the Fund’s outstanding OTC swap contracts, non-deliverable forward foreign currency exchange contracts and/or OTC options with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund’s custodian bank. For certain counterparties, cash collateral posted by the Fund is invested in an affiliated money market fund and/or held as restricted cash. Collateral received by the Fund is held in escrow in a segregated account maintained by JPMorgan Chase Bank, N.A, an affiliate of the Fund, which provides collateral management service to the Fund.

The Fund may be subject to various risks from the use of swaps including: (i) the risk that changes in the value of the swap may not correlate perfectly with the underlying instrument; (ii) counterparty credit risk related to the failure, by the counterparty to an over-the-counter derivative, to perform under the terms of the contract; (iii) liquidity risk related to the lack of a liquid market for these contracts allowing the Fund to close out its position (s); and (iv) documentation risk relating to disagreement over contract terms.

The Fund may be required to post or receive collateral for OTC Swaps.

The central clearinghouse acts as the counterparty to each centrally cleared swap transaction; therefore credit risk is limited to the failure of the clearinghouse.

The Fund’s swap contracts (excluding centrally cleared swaps) are subject to master netting arrangements.

Credit Default Swaps

The Fund entered into credit default swaps to simulate long and/or short bond positions or to take an active long and/or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.

The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.

Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.

If a credit event occurs, the Fund, as a protection seller, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to the Fund’s portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.